1933 Act File No. 33-26915
                                              1940 Act File No. 811-5762

                                    SECURITIES AND EXCHANGE COMMISSION
                                          Washington, D.C. 20549

                                                 Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933           X
                                                                ---

      Pre-Effective Amendment No.         ..................         _
                                  --------                      ------

      Post-Effective Amendment No.   34   ..................      X
                                   -------                      ---

                                                  and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940          X
                                                                       ---

      Amendment No.   35   ...............................      X
                    -------                                   ---

                                   STAR FUNDS

               (Exact Name of Registrant as Specified in Charter)

         Federated Investors Tower, Pittsburgh, Pennsylvania 15222-3779
                    (Address of Principal Executive Offices)

                                 (412) 288-1900
                         (Registrant's Telephone Number)

                           C. Grant Anderson, Esquire,
                           Federated Investors Tower,
                       Pittsburgh, Pennsylvania 15222-3779
                     (Name and Address of Agent for Service)

It is proposed that this filing will become effective:

    immediately upon filing pursuant to paragraph (b)
 X  on July 11, 1997, pursuant to paragraph (b)
    60 days after filing pursuant to paragraph (a) (i)
    on                 pursuant to paragraph (a) (i).
 _ 75 days after filing pursuant to paragraph (a)(ii) on _________________ pursuant to paragraph (a)(ii) of Rule 485.

If appropriate, check the following box:

    This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Registrant has filed with the Securities and Exchange Commission a declaration pursuant to Rule 24f-2 under the Investment Company Act of 1940, and:

 X filed the Notice required by that Rule on January 15, 1997; or intends to file the Notice required by that Rule on or about ____________; or during the most recent fiscal year did not sell any securities pursuant to Rule 24f-2 under the
   Investment Company Act of 1940, and, pursuant to Rule 24f-2(b)(2), need not file the Notice.

Copies to:        Matthew G. Maloney, Esq.
                  Dickstein Shapiro Morin & Oshinsky
                  2101 L. Street, N.W.
                  Washington, D.C. 20037

                                           CROSS-REFERENCE SHEET

      This Amendment to the Registration Statement of the Star Funds, which is comprised of nine portfolios: (1) Star Tax-Free Money Market Fund, (2) Star Treasury Fund (a) Investment Shares and (b) Trust Shares, (3) Star Relative Value Fund, (4) The Stellar Fund (a) Investment Shares and (b) Trust Shares, (5) Star U.S. Government Income Fund, (6) Star Capital Appreciation Fund, (7) Star Strategic Income Fund, (8) Star Growth Equity Fund, and (9) The Stellar Insured Tax-Free Bond Fund, relates only to The Stellar Insured Tax-Free Bond Fund and is comprised of the following:


PART A.         INFORMATION REQUIRED IN A PROSPECTUS.

                                       Prospectus Heading
                                       (Rule 404(c) Cross Reference)

Item 1.    Cover Page..................(1-9) Cover Page.
           ----------

Item 2.    Synopsis....................(1-9) Synopsis; (1-9) Summary of Fund
           --------
                                       Expenses.

Item 3.    Condensed Financial
           Information.................(1-8) Financial Highlights; (1-9)
                                       Performance Information.

Item 4.    General Description of
           Registrant..............(1-9) Objective and Investment Policies of
                                   Each Fund; (1-2) Common Investment
                                   Techniques of the Funds; (3-9) Portfolio
                                   Investments and Strategies; (3-8) Additional
                                   Risk Considerations; (1-9) Investment
                                   Limitations.

Item 5.    Management of the Trust.....(1-9) Star Funds Information; (1-9)
           -----------------------
                                     Management of the Trust; (1-9) Distribution of Fund Shares; (1, 2(a), 3, 4(a), 5-9)
                                     Distribution Plan; (1-9) Administration of the Funds; (2(b)) Expenses of the Treasury Fund and Trust Shares; (3-9) Brokerage Transactions.

Item 6.    Capital Stock and Other
           Securities..................(1-2)   Dividends;
                                       (1-2)      Capital
                                       Gains;       (3-9)
                                       Dividends      and
                                       Capital     Gains;
                                       (1-9)  Shareholder
                                       Information; (1-9)
                                       Voting     Rights;
                                       (1-9)   Effect  of
                                       Banking      Laws;
                                       (1-9)          Tax
                                       Information; (1-9)
                                       Federal     Income
                                       Tax;(1)   Tax-Free
                                       Money  Market Fund
                                       Additional     Tax
                                       Information;.(9)
                                       The  Stellar  Bond
                                       Fund-Additional
                                       Federal Income Tax
                                       Information; (1-9)
                                       State   and  Local
                                       Taxes.

Item 7.    Purchase of Securities
           Being
                                       Offered..........................(1-9)
                                       Net  Asset  Value;
                                       (1-9) Investing in
                                       the  Funds;  (1-9)
                                       Share   Purchases;
                                       (1-9)      Minimum
                                       Investment
                                       Required;    (1-9)
                                       What Shares  Cost;
                                       (3-9)   Systematic
                                       Investment   Plan;
                                       (3,4a,5,6,9)
                                       Reducing the Sales
                                       Charge;      (1-9)
                                       Exchanging
                                       Securities     for
                                       Fund Shares; (1-9)
                                       Certificates   and
                                       Confirmations;
                                       (1-2)  Shareholder
                                       Service
                                       Organizations;
                                       (3-9)     Frequent
                                       Investor  Program;
                                       (1-9)     Exchange
                                       Privilege.

Item 8.    Redemption or Repurchase....(1-9) Redeeming Shares; (1-2)
                                         Checkwriting
           ------------------------
                                       Privilege; (3-9) Systematic Withdrawal
                                       Plan; (7,8) Contingent Deferred Sales
                                       Charge; (7,8) Elimination of Contingent
                                       Deferred Sales Charge; (1-9) Accounts
                                       with Low Balances.

Item 9.    Pending Legal Proceedings   None.

PART B.  INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION.

Item 10.   Cover Page..................................(1-9) Cover Page.
           ----------

Item 11.   Table of Contents                           (1-9) Table of Contents.

Item 12.   General Information and
           History.....................................(1-9) General Information
                                                            About the Fund;
                                                       (1-9) Investment
                                                             Limitations.

Item 13.   Investment Objectives and
           Policies....................................(1-9) Investment
                                                        Objective(s) and
                                                        Policies.

Item 14.   Management of the Fund                      (1-9) Star Funds
                                                             Management.

Item 15.   Control Persons and Principal
           Holders of Securities                       (1-9) Fund Ownership.

Item 16.   Investment Advisory and Other
           Services....................................(1-9) Investment Advisory
                                                       Services; (1-8)
                                                       Administrative Services;
                                                       (9) Other Services;
                                                       (1-8) Custodian.

Item 17.   Brokerage Allocation                        (1-9) Brokerage
                                                        Transactions.

Item 18.   Capital Stock and Other
           Securities..................................Not applicable.

Item 19.   Purchase, Redemption and
           Pricing of Securities
           Being Offered...............................(1-9) Purchasing Shares;
                                                       (1-9) Exchange
                                                       Privilege; (1-9)
                                                       Determining Net Asset
                                                       Value; (1-9) Redeeming
                                                       Shares; (1-9)
                                                       Redemption in Kind.

Item 20.   Tax Status..................................(1-9) Tax Status; (1-9)
                                                        Yield; (1-2)
           ----------
                                                       Effective Yield; (1,9)
                                                       Tax-Equivalent Yield;
                                                       (1-9) Total Return.

Item 21.   Underwriters................................(1-8) Administrative
                                                        Arrangements;
           ------------
                                                       (1-3,4a,5-9) Distribution
                                                       Plan.

Item 22.   Calculation of Performance
           Data                                        (1-9) Performance
                                                        Comparisons.

Item 23.   Financial Statements........................(1,2(a),3-8) Incorporated
                                                       herein by
           --------------------                        reference from the
                                                       Funds'      Annual
                                                       Reports      dated
                                                       November  30, 1996
                                                       (File Nos.33-26915
                                                       and     811-5762);
                                                       2(b)to be filed by
                                                       amendment;     (9)
                                                       Filed in Part A.




THE STELLAR INSURED TAX-FREE BOND FUND
[Logo]
STARFUNDS
--------------------------------------------------------------------------------

SEMI-ANNUAL REPORT AND SUPPLEMENT TO THE PROSPECTUS DATED MARCH 31,
1997

Portfolio of the Star Funds, and Open-End, Management Investment Company

Dated July 11, 1997

 A. Please insert the following "Financial Highlights" table for The Stellar Insured Tax-Free Bond Fund immediately following the section entitled "Star Capital Appreciation Fund Financial Highlights" on page 11 of the prospectus.

THE STELLAR INSURED TAX-FREE BOND FUND
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

(FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)

                                                                                           PERIOD ENDED
                                                                                           MAY 31, 1997(A)

(UNAUDITED)
-----------------------------------------------------------------------------------------------
-----------------
NET ASSET VALUE, BEGINNING OF PERIOD                                                                 $
10.00
-----------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
-----------------------------------------------------------------------------------------------
  Net investment income
0.20
-----------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on investments
0.01
-----------------------------------------------------------------------------------------------
-------
  Total from investment operations
0.21
-----------------------------------------------------------------------------------------------
-------
LESS DISTRIBUTIONS
-----------------------------------------------------------------------------------------------
  Distributions from net investment income
(0.20)
-----------------------------------------------------------------------------------------------
-------
NET ASSET VALUE, END OF PERIOD                                                                       $
10.01
-----------------------------------------------------------------------------------------------
-------
TOTAL RETURN (B)
2.10%
-----------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS
-----------------------------------------------------------------------------------------------
  Expenses
0.79%*
-----------------------------------------------------------------------------------------------
  Net investment income
4.73%*
-----------------------------------------------------------------------------------------------
  Expense waiver/reimbursement (c)
0.25%*
-----------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------
  Net assets, end of period (000 omitted)
$117,333
-----------------------------------------------------------------------------------------------
  Portfolio
turnover                                                                                        11%
-----------------------------------------------------------------------------------------------

 * Computed on an annualized basis.

 (a) Reflects operations for the period from December 30, 1996 (date of initial public investments) to 31, 1997.

(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, applicable.

(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)


 B. Please delete the first paragraph of the section entitled "Voting Rights" on page 44 of the prospectus and replace it with the following:

     "Each share of a Fund gives the shareholder one vote in Trustee elections and other matters submitted to shateholders for vote. All shares of each Fund or class in the Trust have equal voting rights, except that only shares of a particular Fund or class are entitiled to vote on matters affecting only that Fund or class. As a Massachusetts business trust, the Trust is not required to hold annual shareholder meetings. Shareholder approval will be sought only for certain changes in the operation of the Trust or a Fund and for the election of Trustees under certain circumstances. As of March 3, 1997, Firstcinco, acting in various capacities for numerous accounts, was the owner of record of more than 25% of the outstanding shares of the designated Fund: 8,815,822 shares (60.52%) of U.S. Government Income Fund; 3,389,872 shares (28.46%) of Strategic Income Fund; 2,667,461 shares (53.33%) of The Stellar Fund--Trust Shares; 4,944,632 shares (35.76%) of Relative Value Fund; 4,546,782 shares (59.43%)
     of Growth Equity Fund; and 4,514,112 shares (73.37%) of Capital Appreciation Fund, and therefore, may, for certain purposes, be deemed to control these Funds and be able to affect the outcome of certain matters presented for a vote of shareholders.

     As of June 9, 1997, Firstcinco, acting in various capacities for numerous accounts, was the owner of record of 10,532,238 shares (89.49%) of the The Stellar Tax-Free Bond Fund, and therefore, may, for certain purposes, be deemed to control the Fund and be able to affect the outcome of certain matters presented for a vote of shareholders."

 C. Please insert the following "Financial Statements" for The Stellar Insured Tax-Free Bond Fund immediately following the section entitled "Performance Information" which begins on page 45 of the prospectus. In addition, please add the heading "Financial Statements--The Stellar Insured Tax-Free Bond Fund" to the Table of Contents page after the heading "Performance Information."

THE STELLAR INSURED TAX-FREE BOND FUND
PORTFOLIO OF INVESTMENTS
MAY 31, 1997 (UNAUDITED)
--------------------------------------------------------------------------------

 PRINCIPAL                                                                             CREDIT
   AMOUNT                                                                              RATING*
VALUE
------------  --------------------------------------------------------------------  -------------
--------------
LONG-TERM MUNICIPALS--95.4%
----------------------------------------------------------------------------------
              ALABAMA--7.3%
              --------------------------------------------------------------------
  $2,500,000  Alabama Water PCA, Revenue Bonds, 5.50% (AMBAC INS), 8/15/2012           AAA/Aaa     $
2,518,625
              --------------------------------------------------------------------
   1,750,000  Alabama Water PCA, Revenue Bonds, 6.70% (AMBAC INS)/(Original Issue
              Yield: 6.75%), 8/15/2006                                                 AAA/Aaa
1,882,423
              --------------------------------------------------------------------
   2,500,000  Bessemer, AL Water Revenue, Revenue Refunding Bonds, 5.75% (AMBAC
              INS)/(Original Issue Yield: 5.922%), 7/1/2016                            AAA/Aaa
2,541,875
              --------------------------------------------------------------------
   1,500,000  Jefferson County, AL, Sewer Refunding Revenue Bonds, 5.65% (MBIA
              INS)/(Original Issue Yield: 5.80%),
              9/1/2008                                                                 AAA/Aaa
1,599,135
              --------------------------------------------------------------------
--------------
              Total
8,542,058
              --------------------------------------------------------------------
--------------
              CALIFORNIA--0.9%
              --------------------------------------------------------------------
   1,000,000  Oakland, CA, Refunding Revenue Bonds, 7.35% (FGIC INS)/(Original
              Issue Yield: 7.45%), 8/1/2003                                            AAA/Aaa
1,053,900
              --------------------------------------------------------------------
--------------
              COLORADO--1.1%
              --------------------------------------------------------------------
   1,250,000  Colorado Postsecondary Educational Facilities, Revenue Bonds, 5.75%
              (Auraria Foundation Project)/(FSA INS)/ (Original Issue Yield:
              5.85%), 9/1/2010                                                         AAA/Aaa
1,286,675
              --------------------------------------------------------------------
--------------
              FLORIDA--1.7%
              --------------------------------------------------------------------
     845,000  Cape Coral, FL, Special Obligation Wastewater Revenue Bond, 6.25%
              (FSA INS)/(Original Issue Yield: 6.359%),
              6/1/2006                                                                 AAA/Aaa
912,051
              --------------------------------------------------------------------


THE STELLAR INSURED TAX-FREE BOND FUND
--------------------------------------------------------------------------------

 PRINCIPAL                                                                             CREDIT
   AMOUNT                                                                              RATING*
VALUE
------------  --------------------------------------------------------------------  -------------
--------------
LONG-TERM MUNICIPALS--CONTINUED
----------------------------------------------------------------------------------
              FLORIDA--CONTINUED
              --------------------------------------------------------------------
  $1,000,000  St. Petersburg, FL Public Utility, Revenue Refunding Bonds, 6.55%,
              10/1/2002                                                                AA-/Aa      $
1,067,770
              --------------------------------------------------------------------
--------------
              Total
1,979,821
              --------------------------------------------------------------------
--------------
              ILLINOIS--13.8%
              --------------------------------------------------------------------
   2,000,000  Chicago, IL Park District, GO UT, 5.60% (MBIA INS)/ (Original Issue
              Yield: 5.75%), 1/1/2014                                                  AAA/Aaa
2,000,900
              --------------------------------------------------------------------
   1,100,000  Chicago, IL, GO UT Refunding Bonds, 5.375% (MBIA INS)/(Original
              Issue Yield: 5.60%), 1/1/2013                                            AAA/Aaa
1,095,347
              --------------------------------------------------------------------
   1,500,000  Cook County, IL, GO UT, 5.375% (MBIA INS)/(Original Issue Yield:
              5.65%), 11/15/2012                                                       AAA/Aaa
1,496,835
              --------------------------------------------------------------------
   2,500,000  Illinois Health Facilities Authority, Revenue Refunding Bonds, 5.80%
              (Advocate Health Care Network)/(MBIA INS)/(Original Issue Yield:
              5.90%), 8/15/2016                                                        AAA/Aaa
2,509,525
              --------------------------------------------------------------------
   1,410,000  Illinois State, GO UT, 5.75% (MBIA INS)/(Original Issue Yield:
              6.00%), 5/1/2021                                                         AAA/Aaa
1,413,891
              --------------------------------------------------------------------
   2,400,000  McHenry County, IL Community Unit School District No. 200, Series A
              GO UT, 5.85% (FSA INS)/(Original Issue Yield: 5.848%), 1/1/2016          AAA/Aaa
2,436,768
              --------------------------------------------------------------------
   2,500,000  Regional Transportation Authority, Series-A Revenue Bonds, 6.00%
              (AMBAC INS)/(Original Issue Yield: 6.20%), 6/1/2009                      AAA/Aaa
2,629,500
              --------------------------------------------------------------------
   2,500,000  Will County, IL Forest Preservation District, GO UT Refunding Bonds,
              6.00% (AMBAC INS)/(Original Issue Yield: 6.30%), 12/1/2006               AAA/Aaa
2,635,550
              --------------------------------------------------------------------
--------------
              Total
16,218,316
              --------------------------------------------------------------------
--------------
              INDIANA--1.7%
              --------------------------------------------------------------------
   2,000,000  Indiana Transportation Finance Authority, Airport Lease Revenue
              Refunding Bonds (Series A), 5.00% (AMBAC INS), 11/1/2007                 AAA/Aaa
2,003,940
              --------------------------------------------------------------------
--------------


THE STELLAR INSURED TAX-FREE BOND FUND
--------------------------------------------------------------------------------

 PRINCIPAL                                                                             CREDIT
   AMOUNT                                                                              RATING*
VALUE
------------  --------------------------------------------------------------------  -------------
--------------
LONG-TERM MUNICIPALS--CONTINUED
----------------------------------------------------------------------------------
              KENTUCKY--0.5%
              --------------------------------------------------------------------
   $ 500,000  Kentucky Infrastructure Authority, Revenue Bonds, 7.50%, 6/1/2004          A/A       $
536,670
              --------------------------------------------------------------------
--------------
              MASSACHUSETTS--2.1%
              --------------------------------------------------------------------
   2,500,000  Massachusetts Water Resources Authority, Revenue Bonds, 5.40% (FGIC
              INS)/(Original Issue Yield: 5.50%), 11/1/2011                            AAA/Aaa
2,513,650
              --------------------------------------------------------------------
--------------
              MICHIGAN--7.3%
              --------------------------------------------------------------------
   1,200,000  Haslett, MI Public School District, GO UT, 5.70% (MBIA
              INS)/(Original Issue Yield: 5.75%), 5/1/2016                             AAA/Aaa
1,207,608
              --------------------------------------------------------------------
   1,500,000  Lansing, MI Sewer Disposal System, Revenue Bonds, 6.25% (MBIA
              INS)/(Original Issue Yield: 6.795%),
              5/1/2007                                                                 AAA/Aaa
1,604,220
              --------------------------------------------------------------------
    2,500,00  Michigan State Comprehensive Transportation Board, Refunding Revenue
              Bonds, 5.75%, 5/15/2004                                                  AA-/A1
2,639,775
              --------------------------------------------------------------------
   1,065,000  Richmond, MI Community School District, GO UT School Improvements,
              5.60% (AMBAC INS)/(Original Issue Yield: 5.85%), 5/1/2018                AAA/Aaa
1,062,998
              --------------------------------------------------------------------
   2,000,000  Ypsilanti, MI School District, GO UT, 5.60% (FGIC INS)/ (Original
              Issue Yield: 5.65%), 5/1/2012                                            AAA/Aaa
2,028,320
              --------------------------------------------------------------------
--------------
              Total
8,542,921
              --------------------------------------------------------------------
--------------
              NEBRASKA--0.9%
              --------------------------------------------------------------------
   1,000,000  Omaha, NE Public Power District, Series-B Electric Revenue Bonds,
              6.00%, 2/1/2007 escrowed to maturity                                      -/Aa2
1,081,830
              --------------------------------------------------------------------
--------------
              NEVADA--6.6%
              --------------------------------------------------------------------
   2,500,000  Clark County, NV School District, GO UT, 5.75% (FGIC INS), 6/15/2010     AAA/Aaa
2,575,875
              --------------------------------------------------------------------
   2,500,000  Clark County, NV School District, GO UT, 5.80% (MBIA INS)/(Original
              Issue Yield: 5.85%), 6/15/2011                                           AAA/Aaa
2,569,100
              --------------------------------------------------------------------
   1,000,000  Clark County, NV, Refunding Revenue Bonds, 5.90% (MBIA
              INS)/(Original Issue Yield: 5.95%), 6/1/2009                             AAA/Aaa
1,047,150
              --------------------------------------------------------------------


THE STELLAR INSURED TAX-FREE BOND FUND
--------------------------------------------------------------------------------

 PRINCIPAL                                                                             CREDIT
   AMOUNT                                                                              RATING*
VALUE
------------  --------------------------------------------------------------------  -------------
--------------
LONG-TERM MUNICIPALS--CONTINUED
----------------------------------------------------------------------------------
              NEVADA--CONTINUED
              --------------------------------------------------------------------
  $1,500,000  Washoe County, NV School District, GO UT, 5.75% (MBIA INS)/(Original
              Issue Yield: 5.85%), 6/1/2011                                            AAA/Aaa     $
1,535,430
              --------------------------------------------------------------------
--------------
              Total
7,727,555
              --------------------------------------------------------------------
--------------
              OHIO--21.1%
              --------------------------------------------------------------------
   2,555,000  Clermont County, OH , GO UT Refunding Bonds, 6.00% (AMBAC INS),
              5/15/2007                                                                AAA/Aaa
2,715,786
              --------------------------------------------------------------------
   2,500,000  Cleveland, OH Waterworks, Refunding & Improvement Revenue Bonds
              (Series H), 5.75% (MBIA INS)/(Original Issue Yield: 5.84%), 1/1/2016     AAA/Aaa
2,528,500
              --------------------------------------------------------------------
   1,000,000  Columbus, OH Sewer System, Revenue Refunding Bonds, 6.25% (Original
              Issue Yield: 6.60%), 6/1/2008                                            AA-/A1
1,073,800
              --------------------------------------------------------------------
   3,000,000  Columbus, OH Water System, Revenue Refunding Bonds, 6.375%,
              11/1/2010                                                                AA-/A1
3,184,650
              --------------------------------------------------------------------
   3,500,000  Greater Cleveland Regional Transportation Authority, OH, GO UT,
              5.65% (FGIC INS)/(Original Issue Yield: 5.73%), 12/1/2016                AAA/Aaa
3,522,050
              --------------------------------------------------------------------
   1,000,000  Hamilton County, OH Hospital Facilities Authority, Refunding Revenue
              Bonds, 5.20% (Children's Hospital Medical Center, Akron)/(FGIC
              INS)/(Original Issue Yield: 5.35%), 5/15/2009                            AAA/Aaa
1,007,510
              --------------------------------------------------------------------
   2,000,000  Montgomery County, OH, Water Revenue Bonds, 6.25% (Greater
              Moraine-Beaver Creek)/(FGIC INS)/(Original Issue Yield: 6.45%),
              11/15/2012                                                               AAA/Aaa
2,127,760
              --------------------------------------------------------------------
   1,000,000  Ohio State Building Authority, Adult Correctional Facilities Revenue
              Bonds, 5.70% (Adult Correctional Facilities)/(MBIA INS)/(Original
              Issue Yield: 5.80%),
              10/1/2006                                                                AAA/Aaa
1,058,910
              --------------------------------------------------------------------
   1,000,000  Ohio State Building Authority, Revenue Bonds, 6.00% (State
              Facilities-Administration Building)/(MBIA INS)/ (Original Issue
              Yield: 6.05%), 10/1/2008                                                 AAA/Aaa
1,069,560
              --------------------------------------------------------------------
   1,225,000  Ohio State Building Authority, Revenue Bonds, 6.00% (State
              Facilities-Administration Building)/(MBIA INS)/ (Original Issue
              Yield: 6.10%), 10/1/2009                                                 AAA/Aaa
1,301,783
              --------------------------------------------------------------------


THE STELLAR INSURED TAX-FREE BOND FUND
--------------------------------------------------------------------------------

 PRINCIPAL                                                                             CREDIT
   AMOUNT                                                                              RATING*
VALUE
------------  --------------------------------------------------------------------  -------------
--------------
LONG-TERM MUNICIPALS--CONTINUED
----------------------------------------------------------------------------------
              OHIO--CONTINUED
              --------------------------------------------------------------------
  $1,000,000  Ohio State Turnpike Commission, Series A, 5.70% (MBIA INS)/(Original
              Issue Yield: 5.75%), 2/15/2013                                           AAA/Aaa     $
1,020,390
              --------------------------------------------------------------------
   2,000,000  Ohio State Water Development Authority, Pollution Control Revenue
              Bonds, 5.25% (MBIA INS)/(Original Issue Yield: 5.35%), 12/1/2009         AAA/Aaa
2,016,260
              --------------------------------------------------------------------
   1,000,000  Ohio State Water Development Authority, Revenue Bonds, 5.80% (AMBAC
              INS)/(Original Issue Yield: 5.90%), 12/1/2011                            AAA/Aaa
1,039,300
              --------------------------------------------------------------------
   1,000,000  Sylvania, OH City School District, GO UT, 5.80% (FGIC INS),
              12/1/2015                                                                AAA/Aaa
1,026,660
              --------------------------------------------------------------------
--------------
              Total
24,692,919
              --------------------------------------------------------------------
--------------
              PENNSYLVANIA--3.0%
              --------------------------------------------------------------------
   1,320,000  Pennsylvania Infrastructure Investment Authority, Subseries-A
              Revenue Bonds, 6.90%, 9/1/2003                                            AA+/-
1,417,112
              --------------------------------------------------------------------
   2,000,000  Somerset County, PA General Authority, Commonwealth Lease Revenue
              Bonds, 6.60% (FGIC INS)/(Original Issue Yield: 6.70%), 10/15/2001
              (@100)                                                                   AAA/Aaa
2,161,280
              --------------------------------------------------------------------
--------------
              Total
3,578,392
              --------------------------------------------------------------------
--------------
              TEXAS--8.7%
              --------------------------------------------------------------------
   2,500,000  Harris County, TX HFDC, Revenue Refunding Bonds, 5.75% (Memorial
              Hospital System)/(MBIA INS)/(Original Issue Yield: 5.77%), 6/1/2019      AAA/Aaa
2,501,075
              --------------------------------------------------------------------
   2,500,000  Port Houston Authority, TX Harris County, Revenue Refunding Bonds,
              6.50% (MBIA INS)/(Original Issue Yield: 6.59%), 5/1/2005                 AAA/Aaa
2,665,000
              --------------------------------------------------------------------
   2,490,000  Texas State Public Finance Authority, Revenue Bonds, 5.10% (AMBAC
              INS)/(Original Issue Yield: 5.15%),
              8/1/2009                                                                 AAA/Aaa
2,475,334
              --------------------------------------------------------------------


THE STELLAR INSURED TAX-FREE BOND FUND
--------------------------------------------------------------------------------

 PRINCIPAL                                                                             CREDIT
   AMOUNT                                                                              RATING*
VALUE
------------  --------------------------------------------------------------------  -------------
--------------
LONG-TERM MUNICIPALS--CONTINUED
----------------------------------------------------------------------------------
              TEXAS--CONTINUED
              --------------------------------------------------------------------
  $2,500,000  Texas Water Development Board, Revenue Bonds, 5.50% (Original Issue
              Yield: 5.55%), 7/15/2010                                                 AAA/Aa1     $
2,547,400
              --------------------------------------------------------------------
--------------
              Total
10,188,809
              --------------------------------------------------------------------
--------------
              UTAH--4.4%
              --------------------------------------------------------------------
   2,500,000  Davis County, UT School District, GO UT, 5.70% (MBIA INS)/(Original
              Issue Yield: 5.75%), 6/1/2007                                            AAA/Aaa
2,612,350
              --------------------------------------------------------------------
   2,400,000  Jordan, UT School District, GO UT, 5.90%, 6/15/2004                       -/Aa3
2,532,480
              --------------------------------------------------------------------
--------------
              Total
5,144,830
              --------------------------------------------------------------------
--------------
              VIRGINIA--3.3%
              --------------------------------------------------------------------
   1,000,000  Chesapeake Bay Bridge & Tunnel District, VA, Revenue Bonds, 5.60%
              (FGIC INS)/(Original Issue Yield: 5.75%), 7/ 1/2007                      AAA/Aaa
1,049,860
              --------------------------------------------------------------------
   1,600,000  Virginia State Public Building Authority, Revenue Refunding Bonds
              (Series A), 6.00%, 8/1/2003                                               AA/Aa
1,700,976
              --------------------------------------------------------------------
   1,000,000  Virginia State Public School Authority, Revenue Refunding Bonds,
              6.25% (Original Issue Yield: 6.30%),
              1/1/2004                                                                  AA/Aa
1,076,170
              --------------------------------------------------------------------
--------------
              Total
3,827,006
              --------------------------------------------------------------------
--------------
              WASHINGTON--4.5%
              --------------------------------------------------------------------
   2,500,000  Seattle, WA Municipal Lighting & Power , Revenue Bonds, 6.10%,
              7/1/2005                                                                  AA/Aa
2,693,875
              --------------------------------------------------------------------
   2,500,000  Tacoma, WA Electric System, Revenue Refunding Bonds, 6.15% (AMBAC
              INS)/(Original Issue Yield: 6.25%), 1/1/ 2008                            AAA/Aaa
2,638,000
              --------------------------------------------------------------------
--------------
              Total
5,331,875
              --------------------------------------------------------------------
--------------
              WISCONSIN--6.5%
              --------------------------------------------------------------------
   1,000,000  Beloit, WI School District, GO UT, 6.125% (MBIA INS)/ (Original
              Issue Yield: 6.20%), 10/1/2007                                           AAA/Aaa
1,040,920
              --------------------------------------------------------------------


THE STELLAR INSURED TAX-FREE BOND FUND
--------------------------------------------------------------------------------

 PRINCIPAL
   AMOUNT                                                                              CREDIT
 OR SHARES                                                                             RATING*
VALUE
------------  --------------------------------------------------------------------  -------------
--------------
LONG-TERM MUNICIPALS--CONTINUED
----------------------------------------------------------------------------------
              WISCONSIN--CONTINUED
              --------------------------------------------------------------------
  $2,460,000  Wisconsin Health and Educational Facilities Authority, Revenue
              Bonds, 5.60% (Aurora Medical Group)/(FSA INS), 11/15/2016                AAA/Aaa     $
2,398,795
              --------------------------------------------------------------------
   2,000,000  Wisconsin Health and Educational Facilities Authority, Revenue
              Bonds, 6.00% (Meriter Hospital, Inc.)/(MBIA INS)/(Original Issue
              Yield: 6.125%), 12/1/2017                                                AAA/Aaa
2,050,960
              --------------------------------------------------------------------
   2,095,000  Wisconsin State, GO UT, 5.50% (FGIC INS)/(Original Issue Yield:
              5.60%), 5/1/2010                                                         AAA/Aaa
2,137,424
              --------------------------------------------------------------------
--------------
              Total
7,628,099
              --------------------------------------------------------------------
--------------
              TOTAL LONG-TERM MUNICIPALS
              (IDENTIFIED COST $108,971,911)
111,879,266
              --------------------------------------------------------------------
--------------
MUTUAL FUND SHARES--3.0%
----------------------------------------------------------------------------------
   3,561,388  SEI Tax Exempt Trust (AT NET ASSET VALUE)                                  --
3,561,388
              --------------------------------------------------------------------
--------------
              TOTAL INVESTMENTS (IDENTIFIED COST $112,533,299) (A)                                 $
115,440,654
              --------------------------------------------------------------------
--------------

(a) The cost of investments for federal tax purposes amounts to $112,533,299. The net unrealized appreciation of investments on a federal tax basis amounts to $2,907,355 which is comprised of $2,939,691 appreciation and $32,336 depreciation at May 31, 1997.

  * Please refer to the Appendix of the Statement of Additional Information for an explanation of the credit ratings.

Note: The categories of investments are shown as a percentage of net assets
      ($117,332,711) at May 31, 1997.

The following acronyms are used throughout this portfolio:

AMBAC--American Municipal Bond Assurance Corporation FGIC--Financial Guaranty Insurance Company FSA--Financial Security Assurance GO--General Obligation HFDC--Health Facility Development Corporation INS--Insured MBIA--Municipal Bond Investors Assurance PCA--Pollution Control Authority UT--Unlimited Tax

(See Notes which are an integral part of the Financial Statements)

THE STELLAR INSURED TAX-FREE BOND FUND
STATEMENT OF ASSETS AND LIABILITIES
MAY 31, 1997 (UNAUDITED)
--------------------------------------------------------------------------------

ASSETS:
--------------------------------------------------------------------------------------------------
Total investments in securities, at value (identified and tax cost $112,533,299)                    $
115,440,654
--------------------------------------------------------------------------------------------------
Income receivable
1,935,930
--------------------------------------------------------------------------------------------------
--------------
     Total assets
117,376,584
--------------------------------------------------------------------------------------------------
LIABILITIES:
---------------------------------------------------------------------------------------
Accrued expenses                                                                         $  43,873
---------------------------------------------------------------------------------------  ---------
     Total
liabilities                                                                                      43,873
--------------------------------------------------------------------------------------------------
--------------
NET ASSETS for 11,717,533 shares outstanding                                                        $
117,332,711
--------------------------------------------------------------------------------------------------
--------------
NET ASSETS CONSIST OF:
--------------------------------------------------------------------------------------------------
Paid in capital                                                                                     $
114,168,693
--------------------------------------------------------------------------------------------------
Net unrealized appreciation of investments
2,907,355
--------------------------------------------------------------------------------------------------
Accumulated net realized gain on
investments                                                               254,176
--------------------------------------------------------------------------------------------------
Undistributed net investment
income                                                                          2,487
--------------------------------------------------------------------------------------------------
--------------
     Total Net Assets                                                                               $
117,332,711
--------------------------------------------------------------------------------------------------
--------------
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PROCEEDS PER SHARE:
--------------------------------------------------------------------------------------------------
Net Asset Value Per Share ($117,332,711 / 11,717,533 shares
outstanding)                                    $10.01
--------------------------------------------------------------------------------------------------
--------------
Offering Price Per Share (100/99.55 of
$10.01)*                                                             $10.06
--------------------------------------------------------------------------------------------------
--------------
Redemption Proceeds Per
Share                                                                               $10.01
--------------------------------------------------------------------------------------------------
--------------

* See "What Shares Cost" in the Prospectus.

(See Notes which are an integral part of the Financial Statements)


THE STELLAR INSURED TAX-FREE BOND FUND
STATEMENT OF OPERATIONS
PERIOD ENDED MAY 31, 1997 (UNAUDITED)*
--------------------------------------------------------------------------------

INVESTMENT INCOME:
----------------------------------------------------------------------------------------------------
Interest                                                                                              $
2,661,522
----------------------------------------------------------------------------------------------------
EXPENSES:
---------------------------------------------------------------------------------------
Investment advisory fee                                                                  $   358,736
---------------------------------------------------------------------------------------
Administrative personnel and services fee                                                     44,444
---------------------------------------------------------------------------------------
Custodian fees                                                                                11,958
---------------------------------------------------------------------------------------
Transfer and dividend disbursing agent fees and expenses                                       7,048
---------------------------------------------------------------------------------------
Directors'/Trustees' fees                                                                      1,672
---------------------------------------------------------------------------------------
Legal fees                                                                                     2,128
---------------------------------------------------------------------------------------
Portfolio accounting fees                                                                     22,554
---------------------------------------------------------------------------------------
Shareholder services fee                                                                      23,916
---------------------------------------------------------------------------------------
Share registration costs                                                                      23,266
---------------------------------------------------------------------------------------
Printing and postage                                                                           2,736
---------------------------------------------------------------------------------------
Insurance premiums                                                                             1,672
---------------------------------------------------------------------------------------
Miscellaneous                                                                                  1,824
---------------------------------------------------------------------------------------  -----------
     Total expenses                                                                          501,954
---------------------------------------------------------------------------------------
Waivers--
--------------------------------------------------------------------------
  Waiver of investment advisory fee                                         $  (119,579)
--------------------------------------------------------------------------  -----------
     Total waivers                                                                          (119,579)
---------------------------------------------------------------------------------------  -----------
          Net
expenses                                                                                     382,375
----------------------------------------------------------------------------------------------------
------------
               Net investment income
2,279,147
----------------------------------------------------------------------------------------------------
------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
----------------------------------------------------------------------------------------------------
Net realized gain on
investments                                                                           254,176
----------------------------------------------------------------------------------------------------
Net change in unrealized appreciation of investments
2,907,355
----------------------------------------------------------------------------------------------------
------------
     Net realized and unrealized gain on investments
3,161,531
----------------------------------------------------------------------------------------------------
------------
          Change in net assets resulting from operations                                              $
5,440,678
----------------------------------------------------------------------------------------------------
------------

* For the period from December 30, 1996 (date of initial public investment) to May 31, 1997.

(See Notes which are an integral part of the Financial Statements)


THE STELLAR INSURED TAX-FREE BOND FUND
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                            PERIOD ENDED

(UNAUDITED)
                                                                                             MAY 31, 1997*
INCREASE (DECREASE) IN NET ASSETS:
-----------------------------------------------------------------------------------------------
OPERATIONS--
-----------------------------------------------------------------------------------------------
Net investment income                                                                             $
2,279,147
-----------------------------------------------------------------------------------------------
Net realized gain (loss) on investments ($254,176 as computed for federal tax purposes)
254,176
-----------------------------------------------------------------------------------------------
Net change in unrealized appreciation
2,907,355
-----------------------------------------------------------------------------------------------
-----------------
     Change in net assets resulting from operations
5,440,678
-----------------------------------------------------------------------------------------------
-----------------
DISTRIBUTIONS TO SHAREHOLDERS--
-----------------------------------------------------------------------------------------------
Distributions from net investment income
(2,276,660)
-----------------------------------------------------------------------------------------------
-----------------
SHARE TRANSACTIONS--
-----------------------------------------------------------------------------------------------
Proceeds from sale of shares
121,725,282
-----------------------------------------------------------------------------------------------
Net asset value of shares issued to shareholders in payment
of distributions
declared                                                                                   1,858
-----------------------------------------------------------------------------------------------
Cost of shares redeemed
(7,558,447)
-----------------------------------------------------------------------------------------------
-----------------
     Change in net assets resulting from share transactions
114,168,693
-----------------------------------------------------------------------------------------------
-----------------
          Change in net assets
117,332,711
-----------------------------------------------------------------------------------------------
NET ASSETS:
-----------------------------------------------------------------------------------------------
Beginning of
period                                                                                             0
-----------------------------------------------------------------------------------------------
-----------------
End of period (including undistributed net investment income of $2,487)                           $
117,332,711
-----------------------------------------------------------------------------------------------
-----------------

* For the period from December 30, 1996 (date of initial public investment) to May 31, 1997.

(See Notes which are an integral part of the Financial Statements)

THE STELLAR INSURED TAX-FREE BOND FUND
NOTES TO FINANCIAL STATEMENTS
MAY 31, 1997 (UNAUDITED)
--------------------------------------------------------------------------------

(1) ORGANIZATION

Star Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end, management investment company. The Trust consists of nine portfolios. The financial statements included herein are only those of The Stellar Insured Tax-Free Bond Fund (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment objective of The Stellar Insured Tax-Free Bond Fund is to provide current income which is exempt from federal income tax.

(2) SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

     INVESTMENT VALUATIONS--Municipal bonds are valued by an independent pricing service, taking into consideration yield, liquidity, risk, credit quality, coupon, maturity, type of issue, and any other factors or market data the pricing service deems relevant. U.S. government securities, listed corporate bonds, and unlisted securities and private placement securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of sixty days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Investments in other open-end regulated investment companies are valued at net asset value.

     INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS--Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Distributions to shareholders are recorded on the ex-dividend date.

     FEDERAL TAXES--It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.

     WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS--The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

     USE OF ESTIMATES--The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

     OTHER--Investment transactions are accounted for on the trade date.

(3) SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Transactions in shares were as follows:

                                                                                               PERIOD ENDED
                                                                                               MAY 31, 1997*
Shares sold
12,475,158
-----------------------------------------------------------------------------------------------
Shares issued to shareholders in payment of distributions
declared                                           187
-----------------------------------------------------------------------------------------------
Shares redeemed
(757,812)
-----------------------------------------------------------------------------------------------
-----------------
     Net change resulting from Share transactions
11,717,533
-----------------------------------------------------------------------------------------------
-----------------

* For the period from December 30, 1996 (date of initial public investment) to May 31, 1997.

(4) INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY FEE--Star Bank, N.A., the Trust's investment adviser (the "Adviser"), receives for its services an annual investment advisory fee equal to 0.75% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this waiver at any time at its sole discretion.

ADMINISTRATIVE FEE--Federated Administrative Services ("FAS") provides the Fund with certain administrative personnel and services. The fee paid to FAS is based on the level of average aggregate net assets of the Trust for the period.

DISTRIBUTION SERVICES FEE--The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp ("FSC"), the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's shares. The Plan provides that the Fund may incur distribution expenses up to 0.25% of the average daily net assets of the Fund shares, annually, to compensate FSC. Currently, the Fund will not accrue or pay any distribution expenses pursuant to the plan.

SHAREHOLDER SERVICES FEE--Under the terms of a Shareholder Services Agreement with Star Bank, N.A., the Fund will pay Star Bank, N.A. up to 0.25% of average daily net assets of the Fund for the period. For the foreseeable future, Star Bank N.A. plans to limit the Shareholder Servicing fee to 0.05% of average net assets of the Fund. The fee is to obtain certain services for shareholders and to maintain shareholder accounts. Star Bank, N.A. can modify or terminate this limitation at any time at its sole discretion.

TRANSFER AND DIVIDEND  DISBURSING  AGENT FEES AND  EXPENSES--Federated  Services
Company ("FServ"), through its subsidiary, Federated Shareholder Services Company ("FSSC") serves as transfer and dividend disbursing agent for the Fund for which it receives a fee. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

PORTFOLIO ACCOUNTING FEES--FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

CUSTODIAN FEES--Star Bank N.A. is the Fund's custodian for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

ORGANIZATIONAL EXPENSES--Organizational expenses of $2,398 were borne initially by FAS. The Fund has agreed to reimburse FAS for the organizational expenses during the five year period following effective date. For the period ended May 31, 1997, no payments were made pursuant to this agreement.

GENERAL--Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

(5) INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term securities, for the period ended May 31, 1997, were as follows:

PURCHASES                                                                                           $
120,391,353
--------------------------------------------------------------------------------------------------
--------------
SALES                                                                                               $
11,663,324
--------------------------------------------------------------------------------------------------
--------------

Trustees                                               Officers
--------------------------------------------------------------------------------

Thomas L. Conlan, Jr.                                     Edward C. Gonzales
Edward C. Gonzales                                        President and Treasurer
Dr. Alfred Gottschalk                                     Joseph S. Machi
Dr. Robert J. Hill                                        Vice President and Assistant Treasurer
Dawn M. Hornback                                          C. Grant Anderson
Lawrence M. Turner                                        Secretary
William H. Zimmer III

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government or the the Federal Deposit Insurance Corporation. Investment in mutual funds involves investment risk, including possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus which contains facts concerning its objective and policies, management fees, expenses and other information.

STAR BANK, N.A.
Investment Adviser

FEDERATED SECURITIES CORP.
Distributor

G00446-03 (7/96)



[LOGO OF STARFUNDS]                   STOCK AND
                                      BOND FUNDS


                                      COMBINED
                                      PROSPECTUS

                                      Portfolios of the Star Funds,
                                      an Open-End, Management Investment Company

                                      Dated March 31, 1997








                                      Star U.S. Government Income Fund

                                      Star Strategic Income Fund

                                      The Stellar Fund

                                      The Stellar Insured Tax-Free Bond Fund

                                      Star Relative Value Fund

                                      Star Growth Equity Fund

                                      Star Capital Appreciation Fund




STAR FUNDS
STOCK AND BOND FUNDS

PROSPECTUS

The shares offered by this prospectus represent interests in the Stock and Bond Funds (individually referred to as a "Fund" or collectively as the "Funds") of the Star Funds (the "Trust"), an open-end management investment company (a mutual fund). The Trust consists of eight separate diversified investment portfolios and one non-diversified investment portfolio, each having a distinct investment objective and policies. This prospectus relates only to the following Stock and Bond Funds of the Trust:

      Stock and Bond Funds

              . Star U.S. Government Income Fund
              . Star Strategic Income Fund
              . The Stellar Fund
              . The Stellar Insured Tax-Free Bond Fund
              . Star Relative Value Fund
              . Star Growth Equity Fund
              . Star Capital Appreciation Fund

This prospectus contains the information you should read and know before you invest in any of the Stock and Bond Funds of the Trust. Keep this prospectus for future reference.

THE SHARES OFFERED BY THIS PROSPECTUS ARE NOT DEPOSITS OR OBLIGATIONS OF STAR BANK, N.A., OR ITS AFFILIATES, ARE NOT ENDORSED OR GUARANTEED BY STAR BANK, N.A., OR ITS AFFILIATES, AND ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENT AGENCY. INVESTMENT IN THESE SHARES INVOLVES INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL AND MAY INVOLVE SALES CHARGES AND OTHER FEES.

The Trust has also filed a separate Statement of Additional Information for each Fund dated March 31, 1997, with the Securities and Exchange Commission ("SEC"). The information contained in each Statement of Additional Information is incorporated by reference into this prospectus. You may request a copy of the Statement of Additional Information, or a paper copy of this prospectus, if you have received your prospectus electronically, free of charge, or obtain other information or make inquiries about a Fund by writing to the Fund or by calling 1-800-677-FUND. The Statement of Additional Information, material incorporated by reference into this document, and other information regarding each Fund are maintained electronically with the SEC at Internet Web site (http://www.sec.gov).

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

Prospectus dated March 31, 1997



TABLE OF CONTENTS
--------------------------------------------------------------------------------

SYNOPSIS                            1
-------------------------------------
 Risk Factors                       1
SUMMARY OF FUND EXPENSES            3
-------------------------------------
FINANCIAL HIGHLIGHTS                5
-------------------------------------
INVESTMENT OBJECTIVE AND POLICIES OF
EACH FUND                          12
-------------------------------------
 U.S. Government Income Fund       12
 Strategic Income Fund             13
 The Stellar Fund                  17
 Special Risk Considerations       18
 The Stellar Insured Tax-Free Bond
 Fund                              19
 Municipal Bond Insurance          21
 Relative Value Fund               24
 Growth Equity Fund                25
 Capital Appreciation Fund         26
PORTFOLIO INVESTMENTS AND
STRATEGIES                         26
-------------------------------------
 Additional Risk Considerations    32
INVESTMENT LIMITATIONS             32
-------------------------------------
 Borrowing Money                   32
 Diversification                   33
 Investing in New Issuers          33
 Acquiring Securities              33
STAR FUNDS INFORMATION             33
-------------------------------------
 Management of the Trust           33
 Distribution of Fund Shares       35
 Administration of the Funds       36
 Brokerage Transactions            36
NET ASSET VALUE                    36
-------------------------------------
INVESTING IN THE FUNDS             37
-------------------------------------
 Minimum Investment Required       37
 What Shares Cost                  37
 Reducing the Sales Charge         38
 Systematic Investment Plan        39
 Share Purchases                   39
 Frequent Investor Program         39
 Exchanging Securities for Fund
 Shares                            40
 Certificates and Confirmations    40
 Dividends and Capital Gains       40
EXCHANGE PRIVILEGE                 41
-------------------------------------
 Exchanging Shares of U.S.
   Government Income Fund, The
   Stellar Fund, The Stellar Tax-
   Free Bond Fund, Relative Value
   Fund and Capital Appreciation
   Fund                            41
 Exchanging Shares of Strategic
   Income Fund and Growth Equity
   Fund                            41
 Exchange-by-Telephone             41
 Other Matters Affecting the
   Exchange Privilege              41
REDEEMING SHARES                   42
-------------------------------------
 Contingent Deferred Sales Charge  43
 Elimination of Contingent Deferred
  Sales Charge                     43
 Systematic Withdrawal Plan        44
 Accounts with Low Balances        44
SHAREHOLDER INFORMATION            44
-------------------------------------
 Voting Rights                     44
EFFECT OF BANKING LAWS             44
-------------------------------------
TAX INFORMATION                    45
-------------------------------------
 Federal Income Tax                45
  The Stellar Tax-Free Bond Fund--
  Additional Federal Income  Tax
 Information                       45
 State and Local Taxes             45
PERFORMANCE INFORMATION            45
-------------------------------------
ADDRESSES                          47
-------------------------------------





SYNOPSIS
-------------------------------------------------------------------------------

The Trust, an open-end, management investment company, was established as a Massachusetts business trust under a Declaration of Trust dated January 23, 1989. The Declaration of Trust permits the Trust to offer separate series of shares of beneficial interest representing interests in separate portfolios of securities. The shares in any one portfolio may be offered in separate classes.

This  prospectus  relates  only to the shares of the Stock and Bond Funds of the
Trust.  The  Stock  and  Bond  Funds  are  designed   primarily  for  customers,
correspondents, or affiliates of Star Bank, N.A.

As of the date of this prospectus, shares of the Stock and Bond Funds are offered in the following seven Funds:

  . Star U.S. Government Income Fund ("U.S. Government Income Fund")--seeks to provide current income. Capital appreciation is a secondary objective. U.S. Government Income Fund pursues these objectives by investing primarily in securities issued or guaranteed as to payment of principal and interest by the U.S. government, its agencies or instrumentalities.
  .Star Strategic Income Fund ("Strategic Income  Fund")--seeks to generate high current income. Strategic Income Fund pursues this objective by investing approximately 40% of the Fund's assets in a core asset group of U.S. government and corporate fixed income securities, and the remainder of the Fund's assets in international bonds, real estate investment trusts, domestic equity securities, money market securities, and the following structured fixed income securities: mortgage-backed securities, collateralized mortgage obligations ("CMOs"), adjustable rate mortgage securities ("ARMS"), and asset-backed securities.
  .The Stellar  Fund--seeks to maximize total return,  a combination of dividend income and capital appreciation. The Stellar Fund pursues this objective by investing in the following security categories: domestic equity securities, domestic fixed income securities, international securities (equity and fixed income), real estate securities, precious metal securities, and money market securities. Shares of The Stellar Fund are offered in two separate classes:
   Investment Shares and Trust Shares.
  .The  Stellar  Insured   Tax-Free  Bond  Fund  ("The  Stellar   Tax-Free  Bond
   Fund")--seeks to provide current income which is exempt from federal income tax. The Stellar Tax-Free Bond Fund pursues this investment objective by investing its assets in municipal securities so that at least 80% of its annual interest income is exempt from federal income tax including the federal alternative minimum tax.
  .Star Relative Value Fund ("Relative Value Fund")--seeks to obtain the highest total return, a combination of income and capital appreciation, as is consistent with reasonable risk. Relative Value Fund pursues this objective by investing primarily in equity securities.
  . Star Growth Equity Fund ("Growth Equity Fund")--seeks to maximize capital appreciation. Growth Equity Fund pursues this objective by investing primarily in growth-oriented equity securities of U.S.
   companies.
  . Star Capital Appreciation Fund ("Capital Appreciation Fund")--seeks to maximize capital appreciation. Capital Appreciation Fund pursues this objective by investing primarily in equity securities of small to medium sized U.S. companies.

For information on how to purchase shares of any of the Stock or Bond Funds, please refer to "Investing in the Funds." A minimum initial investment of $1,000 ($25 for Star Bank Connections Group Banking customers and Star Bank employees and members of their immediate family) is required for each Fund. Trust Shares of The Stellar Fund are sold and redeemed at net asset value. Shares of U.S. Government Income Fund, Relative Value Fund, Capital Appreciation Fund, The Stellar Tax-Free Bond Fund, and Investment Shares of The Stellar Fund are sold at net asset value plus an applicable sales charge and redeemed at net asset value. Shares of Strategic Income Fund and Growth Equity Fund are sold at net asset value and are redeemed at net asset value less an applicable contingent deferred sales charge. Information on redeeming shares may be found under "Redeeming Shares." Star Bank, N.A. is the investment adviser to the Funds.

RISK FACTORS

Investors should be aware of the following general considerations: market values of fixed-income securities, which constitute a major part of the investments of several Funds, may vary inversely in response to change in prevailing interest rates. The foreign securities in which some Funds may invest may be subject to certain risks in addition to those inherent in U.S. investments. One or more Funds may make certain investments and employ certain investment techniques that involve other risks, including entering into repurchase agreements, lending portfolio securities, and entering into futures contracts and related options, entering into foreign currency transactions and forward foreign currency exchange contracts, borrowing money for investment purposes, and engaging in short-selling. These risks and those associated with investing in mortgage-backed securities, foreign securities, when-issued securities, variable rate securities, and equity securities are described under " Investment Objective and Policies of Each Fund" and "Portfolio Investments and Strategies."






STAR STOCK AND BOND FUNDS
SUMMARY OF FUND EXPENSES
-------------------------------------------------------------------------------

                                                       The
                                                  Stellar Fund
                           U.S. Gov't Strategic                   Relative Growth   Capital    The Stellar
                             Income    Income   Trust  Investment  Value   Equity Appreciation  Tax-Free
                              Fund      Fund    Shares   Shares     Fund    Fund      Fund      Bond Fund
                           ---------- --------- ------ ---------- -------- ------ ------------ -----------
SHAREHOLDER TRANSACTION
         EXPENSES
 Maximum Sales Load
  Imposed on Purchases
  (as a percentage of
  offering price)........    3.50%       None    None    4.50%     4.50%    None     4.50%        4.50%
 Maximum Sales Load
  Imposed on Reinvested
  Dividends (as a
  percentage of offering
  price).................     None       None    None     None      None    None      None         None
 Contingent Deferred
  Sales Charge (as a
  percentage of original
  purchase price or
  redemption proceeds, as
  applicable) (1)........     None      5.00%    None     None      None   5.00%      None         None
 Redemption Fee (as a
  percentage of amount
  redeemed, if
  applicable)............     None       None    None     None      None    None      None         None
 Exchange Fee............     None       None    None     None      None    None      None         None
 ANNUAL FUND OPERATING EXPENSES*
 (As a percentage of average net
 assets)
 Management Fee (after
  waiver) (2)............    0.60%      0.95%   0.95%    0.95%     0.75%   0.75%     0.95%        0.50%
 12b-1 Fees (3)..........    0.00%      0.00%    None    0.25%     0.00%   0.00%     0.00%        0.00%
 Total Other Expenses....    0.32%      0.41%   0.45%    0.45%     0.29%   0.44%     0.37%        0.30%
  Shareholder Servicing
   Fees (4).........0.04%
    Total Fund Operating
     Expenses (after
     waiver) (5).........    0.92%      1.36%   1.40%    1.65%     1.04%   1.19%     1.32%        0.80%

(1) The contingent deferred sales charge is 5.00% in the first year, declining to 1.00% in the fifth year, and 0.00% thereafter. (See "Contingent Deferred Sales Charge.")

(2) The estimated management fee of the Stellar Insured Tax Free Bond Fund has been reduced to reflect the anticipated voluntary waiver by the investment adviser. The adviser can terminate this voluntary waiver at any time at its sole discretion. The maximum management fee for the Stellar Insured Tax-Free Bond Fund is 0.75%.

(3) As of the date of this prospectus, the Funds (except for The Stellar Fund--Investment Shares) are not paying or accruing 12b-1 fees. The Funds can pay up to 0.25% of average daily net assets as a 12b-1 fee to the distributor. Trust and investment agency clients of Star Bank or its affiliates will not be affected by the Plan because the Plan will not be activated unless and until a second "Trust" class of shares of the Funds (which would not have a 12b-1 Plan) is created and trust and investment agency clients' investments in the Funds are converted to such Trust class. The Stellar Fund--Trust Shares is not subject to a 12b-1 Plan.

(4) The Funds can pay up to 0.25% of average daily net assets as a Shareholder Servicing Fee. For the foreseeable future, the Funds plan to limit the Shareholder Servicing Fee to 0.05% of average daily net assets.

(5) The Total Fund Operating Expenses in the table above for the Stellar Insured Tax Free Bond Fund are based on expenses expected during the fiscal year ended November 30, 1997. The Total Fund Operating Expenses for the Stellar Tax Free Insured Bond Fund are estimated to be 1.05% absent the anticipated voluntary waiver described in footnote (2). The Total Fund Operating Expenses in the table above for the Stellar Fund Trust Shares and Investment Shares are based on expenses expected during the fiscal year ending November 30, 1997. The total operating expenses were 1.39% and 1.66% for the Trust Shares and Investment Shares, respectively for the fiscal year ended November 30, 1996.

  The purpose of this table is to assist an investor in understanding the various costs and expenses that a shareholder of a Fund will bear, either directly or indirectly. For more complete descriptions of the various costs and expenses, see "Star Funds Information."

  * Annual Fund Operating Expenses in this table for the Stellar Insured Tax Free Bond Fund were calculated as a percentage of projected average net assets, and are based on average expenses expected to be incurred during the fiscal year ending November 30, 1997.



STAR STOCK AND BOND FUNDS
SUMMARY OF FUND EXPENSES--CONTINUED
-------------------------------------------------------------------------------

  LONG-TERM SHAREHOLDERS INVESTED IN THE FUNDS (EXCEPT THE STELLAR TRUST SHARES) MAY PAY MORE THAN THE ECONOMIC EQUIVALENT OF THE MAXIMUM FRONT-END SALES CHARGES PERMITTED UNDER THE RULES OF THE NATIONAL ASSOCIATION OF SECURITIES DEALERS, INC.

EXAMPLE

You would pay the following expenses on a $1,000 investment assuming (1) 5% annual return, (2) redemption at the end of each time period, and (3) payment of the maximum sales load.

                                                     The
                                                Stellar Fund
                         U.S. Gov't Strategic                   Relative Growth   Capital    The Stellar
                           Income    Income   Trust  Investment  Value   Equity Appreciation  Tax-Free
                            Fund      Fund    Shares   Shares     Fund    Fund      Fund      Bond Fund
                         ---------- --------- ------ ---------- -------- ------ ------------ -----------
1 Year..................    $ 44      $ 66     $ 14     $ 61      $ 55    $ 64      $ 58        $ 53
3 Years.................    $ 63      $ 76     $ 44     $ 95      $ 77    $ 71      $ 85        $ 69
5 Years.................    $ 84      $ 86     $ 77     $131      $100    $ 77      $114         n/a
10 Years................    $144      $164     $168     $232      $166    $144      $197         n/a

You would pay the following expenses on the same investment, assuming no redemptions:

                                                     The
                                                Stellar Fund
                         U.S. Gov't Strategic                   Relative Growth   Capital    The Stellar
                           Income    Income   Trust  Investment  Value   Equity Appreciation  Tax-Free
                            Fund      Fund    Shares   Shares     Fund    Fund      Fund      Bond Fund
                         ---------- --------- ------ ---------- -------- ------ ------------ -----------
1 Year..................    $ 44      $ 14     $ 14     $ 61      $ 55    $ 12      $ 58        $ 53
3 Years.................    $ 63      $ 43     $ 44     $ 95      $ 77    $ 38      $ 85        $ 69
5 Years.................    $ 84      $ 74     $ 77     $131      $100    $ 65      $114         n/a
10 Years................    $144      $164     $168     $232      $166    $144      $197         n/a

  THE ABOVE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.





STAR U.S. GOVERNMENT INCOME FUND
FINANCIAL HIGHLIGHTS
-------------------------------------------------------------------------------

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

The following table has been audited by Arthur Andersen LLP, the Fund's independent public accountants. Their report, dated January 10, 1997, on the Fund's Financial Statements for the year ended November 30, 1996, and on the following table for each of the periods presented, is included in the Fund's Annual Report, which is incorporated herein by reference. This table should be read in conjunction with the Fund's Financial Statements and notes thereto, contained in the Fund's Annual Report, which may be obtained from the Fund.

                                             YEAR ENDED NOVEMBER 30,
                                        -------------------------------------
                                          1996      1995     1994     1993(A)
--------------------------------------  --------  --------  -------   -------
NET ASSET VALUE, BEGINNING OF PERIOD      $ 9.98    $ 9.24   $10.25    $10.00
--------------------------------------
INCOME FROM INVESTMENT OPERATIONS
--------------------------------------
 Net investment income                      0.57      0.60     0.55      0.51
--------------------------------------
 Net realized and unrealized gain
 (loss) on investments                     (0.15)     0.74    (0.90)     0.25
--------------------------------------
                                        --------  --------  -------   -------
 Total from investment operations           0.42      1.34    (0.35)     0.76
--------------------------------------  --------  --------  -------   -------
LESS DISTRIBUTIONS
--------------------------------------
 Distributions from net investment in-
 come                                      (0.57)    (0.60)   (0.55)    (0.51)
--------------------------------------
 Distributions from net realized gain
 on investments                               --        --    (0.11)       --
--------------------------------------  --------  --------  -------   -------
 Total distributions                       (0.57)    (0.60)   (0.66)    (0.51)
--------------------------------------  --------  --------  -------   -------
NET ASSET VALUE, END OF PERIOD            $ 9.83    $ 9.98   $ 9.24    $10.25
--------------------------------------  --------  --------  -------   -------
TOTAL RETURN (B)                            4.46%    14.90%   (3.53%)    7.63%
--------------------------------------
RATIOS TO AVERAGE NET ASSETS
--------------------------------------
 Expenses                                   0.92%     0.92%    0.97%     1.12%*
--------------------------------------
 Net investment income                      5.88%     6.23%    5.87%     5.55%*
--------------------------------------
 Expense waiver/reimbursement (c)             --        --     0.03%     0.30%*
--------------------------------------
SUPPLEMENTAL DATA
--------------------------------------
 Net assets, end of period (000 omit-
 ted)                                   $138,874  $109,666  $87,924   $44,187
--------------------------------------
 Portfolio turnover                          158%      236%     148%      105%
--------------------------------------

* Computed on an annualized basis.

(a) Reflects operations for the period from January 5, 1993 (date of initial public investment) to November 30, 1993. For the period from November 23, 1992 (start of business) to January 4, 1993, all income was distributed to the Administrator.

(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

Further information about the Fund's performance is contained in the Fund's Annual Report dated November 30, 1996, which can be obtained free of charge.




STAR STRATEGIC INCOME FUND
FINANCIAL HIGHLIGHTS
-------------------------------------------------------------------------------

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

The following table has been audited by Arthur Andersen LLP, the Fund's independent public accountants. Their report, dated January 10, 1997, on the Fund's Financial Statements for the year ended November 30, 1996, and on the following table for each of the periods presented, is included in the Fund's Annual Report, which is incorporated herein by reference. This table should be read in conjunction with the Fund's Financial Statements and notes thereto, contained in the Fund's Annual Report, which may be obtained from the Fund.

                                                             YEAR ENDED
                                                            NOVEMBER 30,
                                                          ----------------
                                                            1996   1995(A)
--------------------------------------------------------  -------- -------
NET ASSET VALUE, BEGINNING OF PERIOD                       $10.53  $10.00
--------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
--------------------------------------------------------
 Net investment income                                       0.73    0.69
--------------------------------------------------------
 Net realized and unrealized gain (loss) on investments     (0.04)   0.55
--------------------------------------------------------
                                                           ------  ------
 Total from investment operations                            0.69    1.24
--------------------------------------------------------
                                                           ------  ------
LESS DISTRIBUTIONS
--------------------------------------------------------
 Distributions from net investment income                   (0.72)  (0.67)
--------------------------------------------------------
 Distributions from net realized gain on investments           --   (0.04)
--------------------------------------------------------
 Distributions in excess of net realized gain on invest-
 ments                                                         --   (0.00)**
--------------------------------------------------------
                                                           ------  ------
 Total distributions                                        (0.72)  (0.71)
--------------------------------------------------------
                                                           ------  ------
NET ASSET VALUE, END OF PERIOD                             $10.50  $10.53
--------------------------------------------------------   ------  ------
TOTAL RETURN (B)                                             6.99%  12.71%
--------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS
--------------------------------------------------------
 Expenses                                                    1.36%   1.47%*
--------------------------------------------------------
 Net investment income                                       7.26%   7.41%*
--------------------------------------------------------
 Expense waiver/reimbursement (c)                              --    0.10%*
--------------------------------------------------------
SUPPLEMENTAL DATA
--------------------------------------------------------
 Net assets, end of period (000 omitted)
--------------------------------------------------------  $110,775 $47,513
 Average commission rate paid
--------------------------------------------------------   $0.0043      --
 Portfolio turnover                                           201%    258%
--------------------------------------------------------

* Computed on an annualized basis.

** Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principals. These distributions did not represent a return of capital for federal income tax purposes for the year ended November 30, 1995.

(a) Reflects operations for the period from December 12, 1994 (date of initial public investment) to November 30, 1995.

(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

Further information about the Fund's performance is contained in the Fund's Annual Report dated November 30, 1996, which can be obtained free of charge.



THE STELLAR FUND
FINANCIAL HIGHLIGHTS--INVESTMENT SHARES
-------------------------------------------------------------------------------

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

The following table has been audited by Arthur Andersen LLP, the Fund's independent public accountants. Their report, dated January 10, 1997, on the Fund's Financial Statements for the year ended November 30, 1996, and on the following table for each of the periods presented, is included in the Fund's Annual Report, which is incorporated herein by reference. This table should be read in conjunction with the Fund's Financial Statements and notes thereto, contained in the Fund's Annual Report, which may be obtained from the Fund.

                                      YEAR ENDED NOVEMBER 30,
                          -------------------------------------------------------
                           1996     1995     1994      1993       1992    1991(A)
------------------------  -------  -------  -------   -------    -------  -------
NET ASSET VALUE, BEGIN-
 NING OF PERIOD            $12.17   $10.90   $11.34    $10.52     $ 9.80   $10.00
------------------------
INCOME FROM INVESTMENT
 OPERATIONS
------------------------
 Net investment income       0.34     0.34     0.29      0.24       0.29     0.05
------------------------
 Net realized and
 unrealized gain (loss)
 on investments              1.62     1.33    (0.41)     0.99       0.74    (0.25)
------------------------  -------  -------  -------   -------    -------  -------
 Total from investment
 operations                  1.96     1.67    (0.12)     1.23       1.03    (0.20)
------------------------  -------  -------  -------   -------    -------  -------
LESS DISTRIBUTIONS
------------------------
 Distributions from net
 investment income          (0.34)   (0.35)   (0.24)    (0.28)     (0.31)      --
------------------------
 Distributions in excess
 of net investment
 income                        --       --       --     (0.03)**      --       --
------------------------
 Distributions from net
 realized gain on
 investments                (0.20)   (0.05)   (0.08)    (0.10)        --       --
------------------------  -------  -------  -------   -------    -------  -------
 Total distributions        (0.54)   (0.40)   (0.32)    (0.41)     (0.31)      --
------------------------  -------  -------  -------   -------    -------  -------
NET ASSET VALUE, END OF
 PERIOD                    $13.59  $ 12.17   $10.90    $11.34     $10.52   $ 9.80
------------------------  -------  -------  -------   -------    -------  -------
TOTAL RETURN (B)            16.64%   15.67%   (1.22%)   11.99%     10.68%   (2.00%)
------------------------
RATIOS TO AVERAGE NET
 ASSETS
------------------------
 Expenses                    1.66%    1.65%    1.55%     1.45%      1.53%    1.44%*
------------------------
 Net investment income       2.76%    2.98%    2.32%     1.87%      3.03%    5.32%*
------------------------
 Expense
 waiver/reimbursement
 (c)                           --       --     0.12%     0.25%      0.33%    0.29%*
------------------------
SUPPLEMENTAL DATA
------------------------
 Net assets, end of pe-
 riod (000 omitted)       $50,094  $48,902  $50,648   $73,197    $35,544  $13,942
------------------------
 Portfolio turnover            65%     104%      79%       87%        98%      18%
------------------------
 Average commission rate
 paid                     $0.0671       --       --        --         --       --
------------------------

* Computed on an annualized basis.

** Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These distributions did not represent a return of capital for federal income tax purposes for the year ended November 30, 1995.

(a) Reflects operations for the period from October 18, 1991 (date of initial public investment) to November 30, 1991. For the period from July 30, 1991 (start of business) to October 17, 1991, all income was distributed to the administrator.

(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

Further information about the Fund's performance is contained in the Fund's Annual Report dated November 30, 1996, which can be obtained free of charge.





THE STELLAR FUND
FINANCIAL HIGHLIGHTS--TRUST SHARES
-------------------------------------------------------------------------------

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

The following table has been audited by Arthur Andersen LLP, the Fund's independent public accountants. Their report, dated January 10, 1997, on the Fund's Financial Statements for the year ended November 30, 1996, and on the following table for each of the periods presented, is included in the Fund's Annual Report, which is incorporated herein by reference. This table should be read in conjunction with the Fund's Financial Statements and notes thereto, contained in the Fund's Annual Report, which may be obtained from the Fund.

                                                        YEAR ENDED
                                                       NOVEMBER 30,
                                                  -------------------------
                                                   1996     1995    1994(A)
------------------------------------------------  -------  -------  -------
NET ASSET VALUE, BEGINNING OF PERIOD               $12.17   $10.90   $11.34
------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
------------------------------------------------
 Net investment income                               0.37     0.38     0.21
------------------------------------------------
 Net realized and unrealized gain (loss) on in-
 vestments                                           1.62     1.32    (0.48)
------------------------------------------------   ------   ------  -------
 Total from investment operations                    1.99     1.70    (0.27)
------------------------------------------------   ------   ------  -------
LESS DISTRIBUTIONS
------------------------------------------------
 Distributions from net investment income           (0.37)   (0.38)   (0.17)
------------------------------------------------
 Distributions from net realized gain on invest-
 ments                                              (0.20)   (0.05)    --
------------------------------------------------  -------  -------    -----
 Total distributions                                (0.57)   (0.43)   (0.17)
------------------------------------------------   ------   ------  -------
NET ASSET VALUE, END OF PERIOD                     $13.59   $12.17   $10.90
------------------------------------------------   ------   ------   ------
TOTAL RETURN (B)                                    16.94%   15.97%   (1.81%)
------------------------------------------------
RATIOS TO AVERAGE NET ASSETS
------------------------------------------------
 Expenses                                            1.39%    1.40%    1.43%*
------------------------------------------------
 Net investment income                               2.85%    3.23%    3.57%*
------------------------------------------------
 Expense waiver/reimbursement                          --       --       --*
------------------------------------------------
SUPPLEMENTAL DATA
------------------------------------------------
 Net assets, end of period (000 omitted)          $67,047  $64,754  $60,822
------------------------------------------------
 Portfolio turnover                                    65%     104%      79%
------------------------------------------------
 Average commission rate paid                     $0.0671       --       --
------------------------------------------------

* Computed on an annualized basis.

(a) Reflects operations for the period from April 11, 1994 (date of initial public investment) to November 30, 1994. For the period from April 5, 1994 (start of business) to April 10, 1994, all income was distributed to the administrator.

(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

Further information about the Fund's performance is contained in the Fund's Annual Report dated November 30, 1996, which can be obtained free of charge.





STAR RELATIVE VALUE FUND
FINANCIAL HIGHLIGHTS
-------------------------------------------------------------------------------

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

The following table has been audited by Arthur Andersen LLP, the Fund's independent public accountants. Their report, dated January 10, 1997, on the Fund's Financial Statements for the year ended November 30, 1996, and on the following table for each of the periods presented, is included in the Fund's Annual Report, which is incorporated herein by reference. This table should be read in conjunction with the Fund's Financial Statements and notes thereto, contained in the Fund's Annual Report, which may be obtained from the Fund.

                                       YEAR ENDED NOVEMBER 30,
                          -------------------------------------------------------
                            1996      1995     1994      1993     1992    1991(A)
------------------------  --------  --------  -------   -------  -------  -------
NET ASSET VALUE, BEGIN-
 NING OF PERIOD             $15.02    $11.36   $11.80    $10.52   $ 9.43   $10.00
------------------------
INCOME FROM INVESTMENT
 OPERATIONS
------------------------
 Net investment income        0.27      0.29     0.23      0.20     0.30     0.22
------------------------
 Net realized and
 unrealized gain
 (loss) on investments        4.01      3.65    (0.40)     1.30     1.12    (0.66)
------------------------  --------  --------  -------   -------  -------  -------
 Total from investment
 operations                   4.28      3.94    (0.17)     1.50     1.42    (0.44)
------------------------  --------  --------  -------   -------  -------  -------
LESS DISTRIBUTIONS
------------------------
 Distributions from net
 investment income           (0.26)    (0.28)   (0.23)    (0.22)   (0.33)   (0.13)
------------------------
 Distributions from net
 realized
 gain on investments         (0.01)       --    (0.04)       --       --       --
------------------------  --------  --------  -------   -------  -------  -------
 Total distributions         (0.27)    (0.28)   (0.27)    (0.22)   (0.33)   (0.13)
------------------------  --------  --------  -------   -------  -------  -------
NET ASSET VALUE, END OF
 PERIOD                     $19.03    $15.02   $11.36    $11.80   $10.52   $ 9.43
------------------------  --------  --------  -------   -------  -------  -------
TOTAL RETURN (B)             28.86%    35.10%   (1.54%)   14.47%   15.39%   (4.31%)
------------------------
RATIOS TO AVERAGE NET
 ASSETS
------------------------
 Expenses                     1.04%     1.06%    1.15%     1.19%    0.47%    0.40%*
------------------------
 Net investment income        1.71%     2.17%    2.02%     1.79%    3.01%    4.75%*
------------------------
 Expense
 waiver/reimbursement
 (c)                            --        --       --      0.31%    1.00%    0.93%*
------------------------
SUPPLEMENTAL DATA
------------------------
 Net assets, end of pe-
 riod (000 omitted)       $215,843  $131,979  $74,094   $49,701  $38,154  $33,015
------------------------
 Average commission rate
 paid                      $0.0905        --       --        --       --       --
------------------------
 Portfolio turnover             16%       24%      30%       59%      45%      38%
------------------------

*Computed on an annualized basis.

(a) Reflects operations for the period from June 5, 1991 (date of initial public investment) to November 30, 1991. For the period from January 31, 1989 (start of business) to June 4, 1991, all income was distributed to the Administrator.

(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

Further information about the Fund's performance is contained in the Fund's Annual Report dated November 30, 1996, which can be obtained free of charge.






STAR GROWTH EQUITY FUND
FINANCIAL HIGHLIGHTS
-------------------------------------------------------------------------------

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

The following table has been audited by Arthur Andersen LLP, the Fund's independent public accountants. Their report, dated January 10, 1997, on the Fund's Financial Statements for the year ended November 30, 1996, and on the following table for each of the periods presented, is included in the Fund's Annual Report, which is incorporated herein by reference. This table should be read in conjunction with the Fund's Financial Statements and notes thereto, contained in the Fund's Annual Report, which may be obtained from the Fund.

                                                           YEAR ENDED
                                                          NOVEMBER 30,
                                                         ----------------
                                                          1996    1995(A)
-------------------------------------------------------  -------  -------
NET ASSET VALUE, BEGINNING OF PERIOD                      $12.70   $10.00
-------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
-------------------------------------------------------
 Net investment income                                      0.17     0.24
-------------------------------------------------------
 Net realized and unrealized gain (loss) on investments     3.12     2.67
-------------------------------------------------------  -------  -------
 Total from investment operations                           3.29     2.91
-------------------------------------------------------  -------  -------
LESS DISTRIBUTIONS
-------------------------------------------------------
 Distributions from net investment income                  (0.16)   (0.21)
-------------------------------------------------------
 Distributions from net realized gain on investments       (0.66)      --
-------------------------------------------------------  -------  -------
 Total distributions                                       (0.82)   (0.21)
-------------------------------------------------------  -------  -------
NET ASSET VALUE, END OF PERIOD                            $15.17   $12.70
-------------------------------------------------------  -------  -------
TOTAL RETURN (B)                                           27.34%   29.44%
-------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS
-------------------------------------------------------
 Expenses                                                   1.19%    1.17%*
-------------------------------------------------------
 Net investment income                                      1.31%    2.00%*
-------------------------------------------------------
 Expense waiver/reimbursement (c)                             --     0.03%*
-------------------------------------------------------
SUPPLEMENTAL DATA
-------------------------------------------------------
 Net assets, end of period (000 omitted)                 $85,311  $48,699
-------------------------------------------------------
 Average commission rate paid                            $0.0007       --
-------------------------------------------------------
 Portfolio turnover                                           96%     171%
-------------------------------------------------------

* Computed on an annualized basis.

(a) Reflects operations for the period from December 12, 1994 (date of initial public investment) to November 30, 1995.

(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

Further information about the Fund's performance is contained in the Fund's Annual Report dated November 30, 1996, which can be obtained free of charge.




STAR CAPITAL APPRECIATION FUND
FINANCIAL HIGHLIGHTS
-------------------------------------------------------------------------------

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

The following table has been audited by Arthur Andersen LLP, the Fund's independent public accountants. Their report, dated January 10, 1997, on the Fund's Financial Statements for the year ended November 30, 1996, and on the following table for each of the periods presented, is included in the Fund's Annual Report, which is incorporated herein by reference. This table should be read in conjunction with the Fund's Financial Statements and notes thereto, contained in the Fund's Annual Report, which may be obtained from the Fund.

                                                       YEAR ENDED
                                                      NOVEMBER 30,
                                                 ----------------------------
                                                  1996      1995      1994(A)
-----------------------------------------------  -------   -------    -------
NET ASSET VALUE, BEGINNING OF PERIOD              $11.82    $10.15     $10.00
-----------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
-----------------------------------------------
 Net investment income                             (0.03)     0.03         --
-----------------------------------------------
 Net realized and unrealized gain (loss) on in-
 vestments                                          1.05      1.72       0.15
-----------------------------------------------  -------   -------    -------
 Total from investment operations                   1.02      1.75       0.15
-----------------------------------------------  -------   -------    -------
LESS DISTRIBUTIONS
-----------------------------------------------
 Distributions from net investment income             --     (0.04)        --
-----------------------------------------------
 Distributions in excess of net investment in-
 come                                                 --     (0.00)**      --
-----------------------------------------------
 Distributions from net realized gain on in-
 vestments                                         (0.29)    (0.04)        --
-----------------------------------------------  -------   -------    -------
 Total distributions                               (0.29)    (0.08)        --
-----------------------------------------------  -------   -------    -------
NET ASSET VALUE, END OF PERIOD                    $12.55    $11.82     $10.15
-----------------------------------------------  -------   -------    -------
TOTAL RETURN (B)                                    8.95%    17.35%      1.50%
-----------------------------------------------
RATIOS TO AVERAGE NET ASSETS
-----------------------------------------------
 Expenses                                           1.32%     1.47%      1.58%*
-----------------------------------------------
 Net investment income                             (0.24)%    0.28%      0.08%*
-----------------------------------------------
 Expense waiver/reimbursement (c)                     --      0.01%      0.10%*
-----------------------------------------------
SUPPLEMENTAL DATA
-----------------------------------------------
 Net assets, end of period (000 omitted)         $79,163   $56,430    $30,013
-----------------------------------------------
 Average commission rate paid                    $0.0703        --         --
-----------------------------------------------
 Portfolio turnover                                  174%      144%        36%
-----------------------------------------------

* Computed on an annualized basis.

** Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These distributions did not represent a return of capital for federal income tax purposes for the year ended November 30, 1995.

(a) Reflects operations for the period from June 13, 1994 (date of initial public investment) to November 30, 1995.

(b) Based on net asset value, which does not reflect the sales load or contingent deferred sales charge, if applicable.

(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

Further information about the Fund's performance is contained in the Fund's Annual Report dated November 30, 1996, which can be obtained free of charge.




INVESTMENT OBJECTIVE AND POLICIES OF EACH FUND
-------------------------------------------------------------------------------

The investment objective and investment policies of each Fund appear below. The investment objective of a Fund cannot be changed without the approval of holders of a majority of that Fund's shares. While there is no assurance that a Fund will achieve its investment objective, it endeavors to do so by following the investment policies described in this prospectus. Unless indicated otherwise, the investment policies of a Fund may be changed by the Trustees without approval of shareholders. Shareholders will be notified before any material change in these policies becomes effective.

Additional information about investment limitations, strategies that one or more Funds may employ, and certain investment policies mentioned below, including convertible securities, zero coupon securities, options and futures, mortgage-backed securities, ARMS, CMOs, asset-backed securities, repurchase agreements, lending of portfolio securities, when-issued and delayed delivery transactions, restricted and illiquid securities, investing in securities of other investment companies, additional risk considerations and derivative contracts and securities appear in the "Portfolio Investments and Strategies" section of this prospectus.

U.S. GOVERNMENT INCOME FUND

The primary investment objective of U.S. Government Income Fund is current income. Capital appreciation is a secondary objective.

Under normal circumstances, the Fund pursues its investment objectives by investing at least 65% of the value of its total assets in securities issued or guaranteed as to payment of principal and interest by the U.S. government, its agencies or instrumentalities. For purposes of this 65% statement, the Fund will consider CMOs issued by U.S. government agencies or instrumentalities to be U.S. government securities. Additionally, up to 35% of the value of the Fund's total assets may be invested in investment-grade corporate debt obligations, commercial paper, time and savings deposits, and debt securities of foreign issuers.

ACCEPTABLE INVESTMENTS. The types of government securities in which the Fund may invest generally include direct obligations of the U.S. Treasury (such as U.S. Treasury bills, notes, and bonds) and obligations issued or guaranteed by U.S. government agencies or instrumentalities. These securities are backed by:

  . the full faith and credit of the U.S. Treasury;
  . the issuer's right to borrow from the U.S. Treasury;
  . the discretionary authority of the U.S. government to purchase certain obligations of agencies or instrumentalities; or . the credit of the agency or instrumentality issuing the obligations.

  Examples of agencies and instrumentalities which may not always receive financial support from the U.S. government are:

  . Federal Home Loan Banks;
  . Federal Home Loan Mortgage Corporation;
  . Federal Farm Credit Banks;
  . Student Loan Marketing Association; and
  . Federal National Mortgage Association.

The Fund may invest in CMOs, mortgage-backed securities, asset-backed securities, ARMS, and repurchase agreements. See "Portfolio Investments and Strategies."

OTHER ACCEPTABLE INVESTMENTS. Up to 35% of the value of the Fund's total assets may be invested in the following investments:

  .domestic issues of corporate debt obligations having floating or fixed rates of interest and rated at the time of purchase in one of the four highest categories by a nationally recognized statistical rating organization [rated Baa or better by Moody's Investors Service, Inc. ("Moody's"), or BBB or better by Standard & Poor's Ratings Group ("S&P") or Fitch Investors Service, Inc. ("Fitch")] or which, if unrated, are of comparable quality in the judgment of the Fund's investment adviser;




  . commercial paper which matures in 270 days or less and is rated Prime-1 or Prime-2 by Moody's, A-1 or A-2 by S&P, or F-1 or F-2 by Fitch;
  .time and savings deposits (including certificates of deposit) in commercial or savings banks whose accounts are insured by the Bank Insurance Fund ("BIF") which is administered by the Federal Deposit Insurance Corporation ("FDIC"), or the Savings Association Insurance Fund ("SAIF"), which is also administered by the FDIC. These may include certificates of deposit and other time deposits issued by foreign branches of FDIC insured banks, and banker's acceptances; and
  .debt securities of foreign governments, foreign governmental agencies or supranational institutions. In addition, the Fund will also invest in investment quality debt securities issued by foreign corporations. These securities will be rated in one of the four highest rating categories by the above-mentioned nationally recognized statistical rating organizations, or, if unrated, will be of comparable quality in the judgment of the adviser. (The Fund may not invest more than 5% of its assets in foreign debt securities).

CERTAIN OTHER PORTFOLIO STRATEGIES. The Fund may also invest or engage in restricted and illiquid securities, when-issued and delayed delivery transactions, options and futures transactions, the lending of portfolio securities and investment in other investment companies. See "Portfolio Investments and Strategies."

STRATEGIC INCOME FUND

The investment objective of Strategic Income Fund is to generate high current income. The Fund pursues this investment objective by investing in a core asset group of U.S. government and corporate fixed income securities, and the following satellite categories: international securities, real estate investment trusts, domestic equity securities, money market securities, and the following structured fixed income securities: mortgage-backed securities, CMOs, ARMS, and asset-backed securities.

The Fund pursues its investment objective by investing approximately 40% of its assets in U.S. government and corporate fixed income securities, and 0%- 20% of its assets in each of the satellite categories listed above. Overall, the Fund will invest at least 65% of its assets in income producing securities. The
Fund's adviser believes (but can give no assurance) that by spreading the investment portfolio across multiple securities categories, the Fund can reduce the impact of drastic market movements affecting any one securities type. Other techniques include, but are not limited to, the following: the employment of fundamental and quantitative analysis when selecting equity securities; use of ratings assigned by nationally recognized statistical rating organizations (where applicable); credit research; review of issuer's historical performance; examination of issuer's dividend growth record; consideration of market trends; and hedging through the use of options and futures.

ACCEPTABLE INVESTMENTS. Consistent with the above, the Fund expects to invest primarily in the following:

DOMESTIC FIXED INCOME SECURITIES. The core asset group of the Fund will include domestic corporate debt obligations, obligations of the United States, and notes, bonds, and discount notes of U.S. government agencies or instrumentalities. Bonds are selected based on the outlook for interest rates and their yield in relation to other bonds of similar quality and maturity. The Fund will only invest in bonds which are rated Baa or higher by Moody's, or BBB or higher by S&P or Fitch, or which, if unrated, are deemed to be of comparable quality by the investment adviser.

The types of government securities in which the Fund may invest are those described under "U.S. Government Income Fund--Acceptable Investments."

INTERNATIONAL SECURITIES. The international portion of the Fund will include equity securities of non-U.S. companies and corporate and government fixed income securities. The international equity securities in which the Fund invests include international stocks traded domestically or abroad through various stock exchanges, American Depositary Receipts, or International Depositary Receipts ("ADRs" and "IDRs," respectively). The international fixed income securities will include ADRs, IDRs, and government securities of other nations and will be rated investment-grade (i.e., Baa or better by Moody's or BBB or better by S&P) or, if unrated, deemed by the investment adviser to be of an equivalent quality. In the event that an international security which had an eligible rating is downgraded below Baa or BBB, the Fund's investment adviser will promptly reassess whether continued holding of the security is consistent with the Fund's objective. The Fund may also invest in shares of open-end and closed-end management investment companies which invest primarily in international securities described above.

REAL ESTATE INVESTMENT TRUSTS. This category will include equity or mortgage real estate investment trusts integrated to capture income. A real estate investment trust is a managed portfolio of real estate investments. Real estate of domestic issuers will not be considered domestic equity securities for purposes of the asset allocation policy described above. Real estate investment trust holdings will be diversified by sector (shopping malls, apartment building complexes, and health care facilities) and geographic location. An equity real estate investment trust holds equity positions in real estate, and it seeks to provide its shareholders with income from the leasing of its properties and with capital gains from any sales of properties. A mortgage real estate investment trust specializes in lending money to developers of properties, and passes any interest income it may earn to its shareholders. Investment in Real Estate Investment Trusts is subject to certain risks. See "Portfolio Investments and Strategies."

DOMESTIC EQUITY SECURITIES. The equity category will consist of high-dividend common and preferred stocks of U.S. companies which are listed on the New York or American Stock Exchanges or traded in the over-the-counter market and have a history of stable earnings and/or growing dividends. As part of the equity category, the Fund may also invest in warrants and securities convertible into common stocks of these U.S. companies.

MONEY MARKET SECURITIES. The Fund may invest in U.S. and foreign short-term money market instruments, including:

  .commercial paper rated A-1 or A-2 by S&P, Prime-1 or Prime-2 by Moody's, or F-1 or F-2 by Fitch, and Europaper (dollar-denominated commercial paper issued outside the United States) rated A-1, A-2, Prime-1, or Prime-2. In the case where commercial paper of Europaper has received different ratings from different rating services, such commercial paper or Europaper is acceptable so long as at least one rating is in the two highest categories of the nationally recognized statistical rating organizations described above;
  .instruments of domestic and foreign banks and savings and loans (such as certificates of deposit, demand and time deposits, savings shares, and bankers' acceptances) if they have capital, surplus, and undivided profits of over $100,000,000, or if the principal amount of the instrument is insured by BIF or SAIF. These instruments may include Eurodollar Certificates of Deposit ("ECDs"), Yankee Certificates of Deposit ("Yankee CDs"), and Eurodollar Time Deposits ("ETDs");
  . obligations of the U.S. government or its agencies or instrumentalities;
  . repurchase agreements; and
  . other short-term instruments which are not rated but are determined by the Fund's investment adviser to be of comparable quality to the other obligations in which the Fund may invest.

STRUCTURED FIXED INCOME SECURITIES. The Fund may invest in mortgage-backed securities, ARMS, CMOs, and asset-backed securities. See "Portfolio Investments and Strategies."

CERTAIN OTHER PORTFOLIO STRATEGIES. The Fund may also invest or engage in options and futures transactions, repurchase agreements, the lending of portfolio securities, when issued and delayed delivery transactions, restricted and illiquid securities, and investment in other investment companies. See "Portfolio Investments and Strategies."

FUTURE DEVELOPMENTS. The Fund may take advantage of opportunities in the area of options and futures contracts and options on futures contracts and any other derivative investments which are not presently contemplated for use by the Fund or which are not currently available but which may be developed, to the extent such opportunities are both consistent with the Fund's investment objective and legally permissible for the Fund.

RISKS ASSOCIATED WITH FOREIGN SECURITIES. Although considered separate securities categories for purposes of the Fund's investment policies, the Fund's investment in money market securities issued by foreign banks and international securities could result in up to 40% of the Fund's net assets being invested in securities of foreign issuers. Investment in foreign securities carries substantial risks in addition to those associated with domestic investments. See "Portfolio Investments and Strategies--Foreign Securities."


FOREIGN CURRENCY TRANSACTIONS. The Fund will enter into foreign currency transactions to obtain the necessary currencies to settle transactions. Currency transactions may be conducted either on a spot or cash basis at prevailing rates or through forward foreign currency exchange contracts.

The Fund may also enter into foreign currency transactions to protect Fund assets against adverse changes in foreign currency exchange rates or exchange control regulations. Such changes could unfavorably affect the value of Fund assets which are denominated in foreign currencies, such as foreign securities or funds deposited in foreign banks, as measured in U.S. dollars. Although, foreign currency exchanges may be used by the Fund to protect against a decline in the value of one or more currencies and might, in certain cases, result in losses to the Fund.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS. A forward foreign currency exchange contract ("forward contract") is an obligation to purchase or sell an amount of a particular currency at a specific price and on a future date agreed upon by the parties.

Generally, no commission charges or deposits are involved. At the time the Fund enters into a forward contract, Fund assets with a value equal to the Fund's obligation under the forward contract are segregated on the Fund's records and are maintained until the contract has been settled. The Fund will not enter into a forward contract with a term of more than one year. The Fund will generally enter into a forward contract to provide the proper currency to settle a securities transaction at the time the transaction occurs ("trade date"). The period between the trade date and settlement date will vary between 24 hours and 30 days, depending upon local custom.

The Fund may also protect against the decline of a particular foreign currency by entering into a forward contract to sell an amount of that currency approximating the value of all or a portion of the Fund's assets denominated in that currency ("hedging"). The success of this type of short-term hedging strategy is highly uncertain due to the difficulties of predicting short-term currency market movements and of precisely matching forward contract amounts and the constantly changing value of the securities involved. Although the adviser will consider the likelihood of changes in currency values when making investment decisions, the adviser believes that it is important to be able to enter into forward contracts when it believes the interests of the Fund will be served. The Fund will not enter into forward contracts for hedging purposes in a particular currency in an amount in excess of the Fund's assets denominated in that currency.

LEVERAGE THROUGH BORROWING. The Fund may borrow for investment purposes pursuant to a fundamental policy. This borrowing, which is known as leveraging, generally will be unsecured, except to the extent the Fund enters into the reverse repurchase agreements described below. The Investment Company Act of 1940 requires the Fund to maintain continuous asset coverage (that is, total assets including borrowings, less liabilities exclusive of borrowings) of 300% of the amount borrowed. If the 300% asset coverage should decline as a result of market fluctuations or other reasons, the Fund may be required to sell some of its portfolio holdings within three days to reduce the debt and restore the 300% asset coverage, even though it may be disadvantageous from an investment standpoint to sell securities at that time.

  SPECIAL RISKS ASSOCIATED WITH LEVERAGING. Borrowing by the Fund creates an opportunity for increased net income but, at the same time, creates special risk considerations. For example, leveraging may exaggerate the effect on net asset value of any increase or decrease in the market value of the Fund's portfolio. To the extent the income derived from securities purchased with borrowed funds exceeds the interest the Fund will have to pay, the Fund's net income will be greater than if borrowing were not used.

Conversely, if the income from the assets retained with borrowed funds is not sufficient to cover the cost of borrowing, the net income of the Fund will be less than if borrowing were not used, and, therefore, the amount available for distribution to shareholders as dividends will be reduced. The Fund also may be required to maintain minimum average balances in connection with such borrowing or to pay a commitment or other fee to maintain a line of credit; either of these requirements would increase the cost of borrowing over the stated interest rate.

Among the forms of borrowing in which the Fund may engage is the entry into reverse repurchase agreements with banks, brokers or dealers. These transactions involve the transfer by the Fund of an underlying debt instrument in return for cash proceeds based on a percentage of the value of the security. The Fund retains the right to receive interest and principal payments on the security. At an agreed upon future date, the Fund repurchases the security at an agreed-upon price. In certain types of agreements, there is no agreed upon repurchase date, and interest payments are calculated daily, often based on the prevailing U.S. government securities or other high-quality liquid debt securities at least equal to the aggregate amount of its reverse repurchase obligations, plus accrued interest, in certain cases, in accordance with releases promulgated by the Securities and Exchange Commission. The Securities and Exchange Commission views reverse repurchase transactions as collateralized borrowings by the Fund. These agreements, which are treated as if reestablished each day, are expected to provide the Fund with a flexible borrowing tool.

SHORT-SELLING. The Fund may make short sales pursuant to a fundamental policy. Short sales are transactions in which the Fund sells a security it does not own in anticipation of a decline in the market value of that security. To complete such a transaction, the Fund must borrow the security to make delivery to the buyer. The Fund then is obligated to replace the security borrowed by purchasing it at the market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Fund. Until the security is replaced, the Fund is required to pay to the lender amounts equal to any dividends or interest which accrue during the period of the loan. To borrow the security, the Fund also may be required to pay a premium, which would increase the cost of the security sold. The proceeds of the short sale will be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out.

Until the Fund replaces a borrowed security in connection with a short sale, the Fund will be required to maintain daily a segregated account, containing cash or U.S. government securities, at such a level that (i) the amount deposited in the account plus the amount deposited with the broker as collateral will at all times equal to at least 100% of the current value of the security sold short and
(ii) the amount deposited in the segregated account plus the amount deposited with the broker as collateral will not be less than the market value of the security at the time it was sold short.

  SPECIAL RISKS ASSOCIATED WITH SHORT SELLING. The Fund will incur a loss as a result of the short sale if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security; conversely, the Fund will realize a gain if the security declines in price between those dates. This result is the opposite of what one would expect from a cash purchase of a long position in a security. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of any premium or amounts in lieu of interest the Fund may be required to pay in connection with a short sale.

The Fund may purchase call options to provide a hedge against an increase in the price of a security sold short by the Fund. When the Fund purchases a call option, it has to pay a premium to the person writing the option and a commission to the broker selling the option. If the option is exercised by the Fund, the premium and the commission paid may be more than the amount of the brokerage commission charged if the security were to be purchased directly. See "Options Transactions" in the section entitled, "Portfolio Investment and Strategies."

The Fund anticipates that the frequency of short sales will vary substantially under different market conditions, and it does not intend that any specified portion of its assets, as a matter of practice, will be in short sales. However, as an operating policy which may be changed without shareholder approval, no securities will be sold short if, after effect is given to any such short sale, the total market value of all securities sold short would exceed 25% of the value of the Fund's net assets. The Fund may not sell short the securities of any single issuer listed on a national securities exchange to the extent of more than 2% of the value of the Fund's net assets. The Fund may not sell short the securities of any class of an issuer to the extent, at the time of the transaction, of more than 2% of the outstanding securities of that class.

In addition to the short sales discussed above, the Fund also may make short sales "against the box," a transaction in which the Fund enters into a short sale of a security which the Fund owns. The proceeds of the short sale are held by a broker until the settlement date, at which time the Fund delivers the security to close the short position. The Fund receives the net proceeds from the short sale. The Fund at no time will have more than 15% of the value of its net assets in deposits on short sales against the box.

PORTFOLIO TURNOVER. The Fund will from time-to-time engage in the purchase and sale of a security for the purpose of "capturing" dividends on that security. Under this practice, the Fund will purchase the security close to its ex-dividend date, thereby entitling the Fund to receive the anticipated dividend, and then sell the security after the ex-dividend date. To the extent that the sum of the sale price of the security plus the amount the dividend received by the Fund, exceeds the purchase price of the security plus brokerage commissions incurred in the purchase and sale transactions, the Fund will receive a profit. The practice of capturing dividends could result in the Fund experiencing an annual turnover rate of up to 250%. A high portfolio turnover rate may lead to increased costs and may also result in higher taxes paid by the Fund's shareholders.

THE STELLAR FUND

The investment objective of The Stellar Fund is to maximize total return, a combination of dividend income and capital appreciation. The Fund pursues this investment objective by investing in the following securities categories: domestic equity securities, domestic fixed income securities (including structured fixed income securities), international securities (equity and fixed income), real estate securities, precious metal securities, and money market securities. As a non-fundamental policy, the Fund will attempt to minimize overall portfolio risk by limiting investments in any one securities category (as defined in this prospectus) to not more than 25% of net assets. The Fund's adviser also believes that by spreading the investment portfolio across multiple securities categories, the Fund can reduce the impact of drastic market movements affecting any one securities type. The Fund's adviser further attempts to reduce risk within each securities category through careful investment analysis including, but not limited to, the following: the employment of disciplined value measures (such as price/earnings ratios) when selecting equity securities; use of ratings assigned by nationally recognized statistical rating organizations (where applicable); credit research; review of issuer's historical performance; examination of issuer's dividend growth record; and consideration of market trends.

The Fund pursues its investment objective by investing approximately 20% of its assets, in roughly equal weightings, in each of the following securities categories: domestic equity securities, domestic fixed income securities (including structured fixed income securities), international securities, and real estate securities. The remaining 20% of its assets will be invested in money market instruments and/or precious metal securities. Positions in these categories of securities may vary from as high as 25% of its assets to as low as 15% of its assets depending on market factors.

ACCEPTABLE INVESTMENTS. Consistent with the above, the Fund expects to invest primarily in domestic equity securities, domestic fixed income securities, international securities, real estate securities, precious metal securities, and money market securities. Each category allocation will be made based on the definitions described below.

DOMESTIC EQUITY SECURITIES. The equity portion of the Fund will consist of U.S. common and preferred stocks. The stocks chosen will, in the opinion of the Fund's investment adviser, be undervalued relative to stocks contained in the Standard & Poor's 500 Composite Stock Price Index. Real estate and precious metal securities of domestic issuers will not be considered domestic equity securities for purposes of the asset allocation policy described above.

DOMESTIC FIXED INCOME SECURITIES. The fixed income portion of the Fund will include domestic corporate debt obligations, obligations of the United States, and notes, bonds, and discount notes of U.S. government agencies or instrumentalities. Bonds are selected based on the outlook for interest rates and their yield in relation to other bonds of similar quality and maturity. The Fund will only invest in bonds, including convertible bonds, which are rated Baa or higher by Moody's or BBB or higher by S&P, or Fitch, or which, if unrated, are deemed to be of comparable quality by the investment adviser. The fixed income portion of the Fund will also include mortgage-backed securities, ARMS, CMOs, and asset-backed securities. See "Portfolio Investments and Strategies."

INTERNATIONAL SECURITIES. The international portion of the Fund will include equity securities of non-U.S. companies and corporate and government fixed income securities denominated in currencies other than U.S. dollars. The international equity securities in which the Fund invests include international stocks traded domestically or abroad through various stock exchanges, American Depositary Receipts, or International Depositary Receipts ("ADRs" and "IDRs," respectively). The international fixed income securities will include ADRs, IDRs, and government securities of other nations and will be rated investment-grade (i.e., Baa or better by Moody's or BBB or better by S&P) or deemed by the investment adviser to be of an equivalent quality. The Fund may also invest in shares of open-end and closed-end management investment companies which invest primarily in international equity securities described above.


REAL ESTATE SECURITIES. The real estate portion of the Fund will include equity securities, including convertible debt securities, of real estate related companies, and real estate investment trusts. All real estate securities will be publicly traded, primarily on an exchange. Real estate securities are not considered domestic equity securities for purposes of the Fund's asset allocation limitation.

PRECIOUS METAL SECURITIES. The precious metal securities in which the Fund invests include domestic and international equity securities of companies that explore for, extract, process, or deal in precious metals, such as gold, silver, palladium, and platinum. The Fund may also invest up to 5% of its net assets in domestic and international asset-based securities, including debt securities, preferred stock, or convertible securities for which the principal amount, redemption terms, or conversion terms are related to the market price of some precious metals, such as gold bullion. The Fund may purchase only asset-based securities that are rated Baa or better by Moody's or BBB or better by S&P, or, if unrated, are of equal quality in the determination of the investment adviser. Precious metal securities of foreign issuers will not be aggregated with other international securities for purposes of calculating the Fund's investment in international securities under the allocation policy described above.

MONEY MARKET SECURITIES. The Fund may invest in U.S. and foreign short-term money market instruments, including:

  .commercial paper rated A-1 or A-2 by S&P,  Prime-1 or Prime-2 by Moody's,  or
   F-1 or F-2 by Fitch, and Europaper (dollar-denominated commercial paper issued outside the United States) rated A-1, A-2, Prime-1, or Prime-2. In the case where commercial paper or Europaper has received different ratings from different rating services, such commercial paper or Europaper is an acceptable temporary investment so long as at least one rating is in the two highest rating categories of the nationally recognized statistical rating organizations described above;
  .instruments of domestic and foreign banks and savings and loans (such as certificates of deposit, demand and time deposits, savings shares, and bankers' acceptances) if they have capital, surplus, and undivided profits of over $100,000,000, or if the principal amount of the instrument is insured by BIF or the SAIF. These instruments may include ECDs, Yankee CDs, and ETDs;
  . obligations of the U.S. government or its agencies or instrumentalities;
  . repurchase agreements; and
  . other short-term instruments which are not rated but are determined by the investment adviser to be of comparable quality to the other temporary obligations in which the Fund may invest.

CERTAIN OTHER PORTFOLIO STRATEGIES. The Fund may also invest or engage in repurchase agreements, when-issued and delayed delivery transactions, options transactions, restricted and illiquid securities, and investment in other investment companies. See "Portfolio Investments and Strategies."

SPECIAL RISK CONSIDERATIONS

REAL ESTATE SECURITIES. Although the Fund's investments in real estate will be limited to publicly traded securities secured by real estate or interests therein or issued by companies which invest in real estate or interests therein, the Fund may be subject to risks associated with direct ownership of real estate. These include declines in the value of real estate, risks related to general and local economic conditions and increases in interest rates. See "Portfolio Investments and Strategies--Real Estate Investment Trusts."

PRECIOUS METAL SECURITIES AND PRECIOUS METALS. The prices of precious metal securities and precious metals have historically been subject to high volatility. The earnings and financial condition of precious metal companies may be adversely affected by volatile precious metal prices.

FOREIGN SECURITIES. Although considered separate securities categories for purposes of the Fund's investment policies, the Fund's investment in money market securities issued by foreign banks and international securities could result in up to 50% of the Fund's net assets being invested in securities of foreign issuers. In addition, the Fund's investment in precious metals securities of foreign issuers, when aggregated with the above, could result in greater than 50% of the Fund's net assets being invested in securities of foreign issuers. Investment in foreign securities carries substantial risks in addition to those associated with domestic investments. See "Portfolio Investments and Strategies--Foreign Securities."


THE STELLAR INSURED TAX-FREE BOND FUND

The investment objective of the Stellar Bond Fund is to provide current income which is exempt from federal income tax. As a matter of fundamental investment policy, the Fund will normally invest its assets so that at least 80% of its annual interest income is exempt from federal income tax including the federal alternative minimum tax. Under normal circumstances, at least 65% of the value of the Fund's total assets will be invested in municipal securities that are insured as to timely payment. Interest income of the Fund that is exempt from federal income taxes retains its tax-free status when distributed to the Fund's shareholders.

ACCEPTABLE INVESTMENTS. The Fund pursues its investment objective by investing primarily in a portfolio of municipal securities that are covered by insurance guaranteeing the timely payment of principal and interest. Insurance will not guarantee the market value of the municipal securities or the value of shares of the Fund.

MUNICIPAL SECURITIES. Municipal securities are debt obligations issued by or on behalf of states, territories, and possessions of the United States, including the District of Columbia, and their political subdivisions, agencies, and instrumentalities, the interest from which is exempt from federal income tax. Shareholders who are subject to alternative minimum tax may be required to include interest from a portion of the municipal securities owned by the Fund in calculating the federal individual alternative minimum tax or the federal alternative minimum tax for corporations, to the extent that the Fund invests in securities subject to the alternative minimum tax. No more than 20% of the Fund's income will be subject to the federal alternative minimum tax.

Municipal securities are generally issued to finance public works, such as airports, bridges, highways, housing, hospitals, mass transportation projects, schools, streets, and water and sewer works. They are also issued to repay outstanding obligations, to raise funds for general operating expenses, and to make loans to other public institutions and facilities. Municipal securities include industrial development bonds issued by or on behalf of public authorities to provide financing aid to acquire sites or construct and equip facilities for privately or publicly owned corporations. The availability of this financing encourages these corporations to locate within the sponsoring communities and thereby increases local employment.

The two principal classifications of municipal securities are "general obligation" and "revenue" bonds. General obligation bonds are secured by the issuer's pledge of its full faith and credit and taxing power for the payment of principal and interest. Interest on and principal of revenue bonds, however, are payable only from the revenue generated by the facility financed by the bond or other specified sources of revenue. Revenue bonds do not represent a pledge of credit or create any debt of or charge against the general revenues of a municipality or public authority. Industrial development bonds are typically classified as revenue bonds.

Examples of municipal securities include, but are not limited to:

  . tax and revenue anticipation notes ("TRANs") issued to finance working capital needs in anticipation of receiving taxes or other revenues;
  . bond anticipation notes ("BANs") that are intended to be refinanced through a later issuance of longer-term bonds;
  . municipal commercial paper and other short-term notes;
  . variable rate demand notes;
  . municipal bonds (including bonds having serial maturities and pre-
   refunded bonds) and leases;
  . construction loan notes insured by the Federal Housing Administration and financed by the Federal or Government National Mortgage Associations; and
  . participation, trust and partnership interests in any of the foregoing obligations.

CHARACTERISTICS. The municipal securities which the Fund buys are subject to the following quality standards:

  . rated, at the time of purchase, investment grade (within the four highest rating categories for municipal securities) by a nationally recognized statistical rating organization ("NRSRO") [such as Baa or above by Moody's Investors Service, Inc. ("Moody's") (Aaa, Aa, A or Baa), BBB

   or above by Standard & Poor's Ratings Group ("S&P") or Fitch Investors Service, Inc. ("Fitch") (AAA, AA, A or BBB), or by Duff & Phelps Credit Rating Co. ("D&P")];

  . insured by a municipal bond insurance company which is rated in the top rating category by an NRSRO;
  . guaranteed at the time of purchase by the U.S. government as to the payment of principal and interest;
  . fully collateralized by an escrow of U.S. government securities; or . unrated if determined to be of comparable quality to one of the foregoing rating categories by the Fund's investment adviser.

Securities rated Baa or BBB by an NRSRO have speculative characteristics. Changes in economic conditions or other circumstances are more likely to lead to weakened capacity to make principal and interest payments than higher rated bonds. If any security invested in by the Fund loses its rating or has its rating reduced after the Fund has purchased it, the Fund is not required to sell or otherwise dispose of the security, but may consider doing so.

There are no restrictions on the maturity of municipal securities in which the Fund may invest. The Fund will seek to invest in municipal securities of such maturities as the Fund's investment adviser believes will produce current income consistent with prudent investment. The Fund's investment adviser will also consider current market conditions and the cost of the insurance obtainable on such securities.

PARTICIPATION INTERESTS. The Fund may purchase participation interests from financial institutions such as commercial banks, savings associations and insurance companies. These participation interests would give the Fund an undivided interest in one or more underlying municipal securities. The financial institutions from which the Fund purchases participation interests frequently provide or obtain irrevocable letters of credit or guarantees to assure that the participation interests are of high quality. The Trustees will determine that participation interests meet the prescribed quality standards for the Fund.

VARIABLE RATE MUNICIPAL SECURITIES. Some of the municipal securities which the Fund purchases may have variable interest rates. Variable interest rates are ordinarily stated as a percentage of the prime rate of a bank or some similar standard, such as the 91-day U.S. Treasury bill rate. Variable interest rates are adjusted on a periodic basis, e.g., every 30 days. Many variable rate municipal securities are subject to payment of principal on demand by the Fund, usually in not more than seven days. If a variable rate municipal security does not have this demand feature, or the demand feature extends beyond seven days and the Fund's investment adviser believes the security cannot be sold within seven days, the Fund's investment adviser may consider the security to be illiquid. However, the Fund's investment limitations provide that it will not invest more than 15% of its net assets in illiquid securities. All variable rate municipal securities will meet the quality standards for the Fund. The Fund's investment adviser has been instructed by the Trustees to monitor the pricing, quality and liquidity of the variable rate municipal securities, including participation interests held by the Fund, on the basis of published financial information and reports of NRSROs and other analytical services.

INDUSTRIAL DEVELOPMENT BONDS. Industrial development bonds are generally issued to provide financing aid to acquire sites or construct and equip facilities for use by privately or publicly owned entities. Most state and local governments have the power to permit the issuance of industrial development bonds to provide financing for such entities in order to encourage the corporations to locate within their communities. Industrial development bonds, which are in most cases revenue bonds, do not represent a pledge of credit or create any debt of a municipality or a public authority, and no taxes may be levied for the payment of principal or interest on these bonds. The principal and interest is payable solely out of monies generated by the entities using or purchasing the sites or facilities. These bonds will be considered municipal securities eligible for purchase by the Fund if the interest paid on them, in the opinion of bond counsel or in the opinion of the officers of the Fund and/or the Fund's investment adviser, is exempt from federal income tax. The Fund may invest more than 25% of its total assets in industrial development bonds (including pollution control revenue bonds) as long as they are not from the same facility or similar types of facilities or projects.

MUNICIPAL LEASES. Municipal leases are obligations issued by state and local governments or authorities to finance the acquisition of equipment and facilities and may be considered to be illiquid.

They may take the form of a lease, an installment purchase contract, a conditional sales contract, or a participation interest in any of the above. In determining the liquidity of municipal lease securities, the Fund's investment adviser, under the authority delegated by the Trustees, will base its determination on the following factors: (a) whether the lease can be terminated by the lessee; (b) the potential recovery, if any, from a sale of the leased property upon termination of the lease; (c) the lessee's general credit strength (e.g., its debt, administrative, economic and financial characteristics, and prospects); (d) the likelihood that the lessee will discontinue appropriating funding for the leased property because the property is no longer deemed essential to its operations (e.g., the potential for an "event of nonappropriation"); and (e) any credit enhancement or legal recourse provided upon an event of nonappropriation or other termination of the lease.

LEVERAGE THROUGH BORROWING. The Fund may borrow for investment purposes. This borrowing, which is known as leveraging, generally will be unsecured, except to the extent the Fund enters into reverse repurchase agreements. The Investment Company Act of 1940 requires the Fund to maintain continuous asset coverage (that is, total assets including borrowings, less liabilities exclusive of borrowings) of 300% of the amount borrowed. If the 300% asset coverage should decline as a result of market fluctuations or other reasons, the Fund may be required to sell some of its portfolio holdings within three days to reduce the debt and restore the 300% asset coverage, even though it may be disadvantageous from an investment standpoint to sell securities at that time.

  SPECIAL RISKS ASSOCIATED WITH LEVERAGING. Borrowing by the Fund creates an opportunity for increased net income but, at the same time, creates special risk considerations. For example, leveraging may exaggerate the effect on net asset value of any increase or decrease in the market value of the Fund's portfolio. To the extent the income derived from securities purchased with borrowed funds exceeds the interest the Fund will have to pay, the Fund's net income will be greater than if borrowing were not used. Conversely, if the income from the assets retained with borrowed funds is not sufficient to cover the cost of borrowing, the net income of the Fund will be less than if borrowing were not used, and, therefore, the amount available for distribution to shareholders as dividends will be reduced. The Fund also may be required to maintain minimum average balances in connection with such borrowing or to pay a commitment or other fee to maintain a line of credit; either of these requirements would increase the cost of borrowing over the stated interest rate.

PORTFOLIO TURNOVER. The Fund trades portfolio securities in order to achieve its investment objective while anticipating movements of interest rates. It is free to trade or dispose of portfolio securities as considered necessary to meet its investment objective. It is not anticipated that the portfolio trading engaged in by the Fund will result in its annual rate of turnover exceeding 50%.

MUNICIPAL BOND INSURANCE

The Fund may purchase municipal securities covered by insurance which guarantees the timely payment of principal at maturity and interest on such securities. These insured municipal securities are either (1) covered by an insurance policy applicable to a particular security, whether obtained by the issuer of the security or by a third party ("Issuer-Obtained Insurance"), or (2) insured under master insurance policies issued by municipal bond insurers, which may be purchased by the Fund (the "Policies").

The Fund will require or obtain municipal bond insurance when purchasing municipal securities which would not otherwise meet the Fund's quality standards. The Fund may also require or obtain municipal bond insurance when purchasing or holding specific municipal securities when, in the opinion of the Fund's investment adviser, such insurance would benefit the Fund, for example, through improvement of portfolio quality or increased liquidity of certain securities. The Fund's investment adviser anticipates that at least 65% of the Fund's total assets will be invested in municipal securities which are insured.

Issuer-Obtained Insurance Policies are noncancellable and continue in force as long as the municipal securities are outstanding and their respective insurers remain in business. If a municipal security is covered by Issuer-Obtained Insurance, then such security need not be insured by the Policies purchased by the Fund.

The Fund may purchase two types of Policies issued by municipal bond insurers. One type of Policy covers certain municipal securities only during the period in which they are in the Fund's portfolio. In the event that a municipal security covered by such a Policy is sold from the Fund, the insurer of the relevant Policy will be liable only for those payments of interest and principal which are then due and owing at the time of sale.

The other type of Policy covers municipal securities not only while they remain in the Fund's portfolio but also until their final maturity even if they are sold out of the Fund's portfolio, so that the coverage may benefit all subsequent holders of those municipal securities. The Fund will obtain insurance which covers municipal securities until final maturity even after they are sold out of the Fund's portfolio only if, in the judgment of the Fund's investment adviser, the Fund would receive net proceeds from the sale of those securities, after deducting the cost of such permanent insurance and related fees, significantly in excess of the proceeds it would receive if such municipal securities were sold without insurance. Payments received from municipal bond insurers may not be tax-exempt income to shareholders of the Fund.

The premiums for the Policies are paid by the Fund and the yield on the Fund's portfolio is reduced thereby. Premiums for the Policies are paid by the Fund monthly, and are adjusted for purchases and sales of municipal securities during the month. Depending upon the characteristics of the municipal security held by the Fund, the annual premiums for the Policies are estimated to range from 0.10% to 0.25% of the value of the municipal securities covered under the Policies, with an average annual premium rate of approximately 0.175%.

The Fund may purchase Policies from MBIA Corp. ("MBIA"), AMBAC Indemnity Corporation ("AMBAC"), Financial Guaranty Insurance Company ("FGIC"), Financial Security Assurance ("FSA") or any other municipal bond insurer which is rated in the highest rating category by an NRSRO. Each Policy will obligate the insurer to provide insurance payments pursuant to valid claims under the Policy equal to the payment of principal and interest on those municipal securities it insures. The Policies will have the same general characteristics and features. A municipal security will be eligible for coverage if it meets certain requirements set forth in a Policy. In the event interest or principal on an insured municipal security is not paid when due, the insurer covering the security will be obligated under its Policy to make such payment not later than 30 days after it has been notified by the Fund that such non-payment has occurred. The insurance feature is intended to reduce financial risk, but the cost thereof and compliance with the investment restrictions imposed by the guidelines in the Policies will reduce the yield to shareholders of the Fund.

MBIA, AMBAC, FGIC, and FSA will not have the right to withdraw coverage on securities insured by their Policies so long as such securities remain in the Fund's portfolio, nor may MBIA, AMBAC, FGIC, or FSA cancel their Policies for any reason except failure to pay premiums when due. MBIA, AMBAC, FGIC, and FSA will reserve the right at any time upon 90 days' written notice to the Fund to refuse to insure any additional municipal securities purchased by the Fund after the effective date of such notice. The Trustees will reserve the right to terminate any of the Policies if they determine that the benefits to the Fund of having its portfolio insured under such Policy are not justified by the expense involved.

Additionally, the Trustees reserve the right to enter into contracts with insurance carriers other than MBIA, AMBAC, FGIC, or FSA if such carriers are rated in the highest rating category by an NRSRO.

Under the Policies, municipal bond insurers unconditionally guarantee to the Fund the timely payment of principal and interest on the insured municipal securities when and as such payments shall become due but shall not be paid by the issuer, except that in the event of any acceleration of the due date of the principal by reason of mandatory or optional redemption (other than acceleration by reason of mandatory sinking fund payments), default or otherwise, the payments guaranteed will be made in such amounts and at such times as payments of principal would have been due had there not been such acceleration. The municipal bond insurers will be responsible for such payments less any amounts received by the Fund from any trustee for the municipal bond holders or from any other source. The Policies do not guarantee payment on an accelerated basis, the payment of any redemption premium, the value for the shares of the Fund, or payments of any tender purchase price upon the tender of the municipal securities. The Policies also do not insure against nonpayment of principal of or interest on the securities resulting from the insolvency, negligence or any other act or omission of the trustee or other paying agent for the securities. However, with respect to small issue industrial development municipal bonds and pollution control revenue municipal bonds covered by the Policies, the municipal bond insurers guarantee the full and complete payments required to be made by or on behalf of an issuer of such municipal securities if there occurs any change in the tax-exempt status of interest on such municipal securities, including principal, interest or premium payments, if any, as and when required to be made by or on behalf of the issuer pursuant to the terms of such municipal securities. A "when-issued" municipal security will be covered under the Policies upon the settlement date of the original issue of such "when-issued" municipal security. In determining whether to insure municipal securities held by the Fund, each municipal bond insurer will apply its own standard, which corresponds generally to the standards it has established for determining the insurability of new issues of municipal securities.

If a Policy terminates as to municipal securities sold by the Fund on the date of sale, in which event municipal bond insurers will be liable only for those payments of principal and interest that are then due and owing, the provision for insurance will not enhance the marketability of securities held by the Fund, whether or not the securities are in default or subject to significant risk of default, unless the option to obtain permanent insurance is exercised. On the other hand, since Issuer-Obtained Insurance will remain in effect as long as the insured municipal securities are outstanding, such insurance may enhance the marketability of municipal securities covered thereby, but the exact effect, if any, on marketability cannot be estimated. The Fund generally intends to retain any securities that are in default or subject to significant risk of default and to place a value on the insurance, which ordinarily will be the difference between the market value of the defaulted security and the market value of similar securities of minimum high grade (i.e., rated in the highest rating category by an NRSRO) that are not in default. To the extent that the Fund holds defaulted securities, it may be limited in its ability to manage its investment and to purchase other municipal securities. Except as described above with respect to securities that are in default or subject to significant risk of default, the Fund will not place any value on the insurance in valuing the municipal securities that it holds.

CERTAIN OTHER PORTFOLIO STRATEGIES. The Fund may also invest or engage in options and futures transactions, when-issued and delayed delivery transactions, investment in other investment companies and restricted and illiquid securities. See "Portfolio Investments and Strategies."

INVESTMENT RISKS. The value of the Fund's shares will fluctuate. The amount of this fluctuation is dependent upon the quality and maturity of the municipal securities in the Fund's portfolio, as well as on market conditions. Municipal securities prices are interest rate sensitive, which means that their value varies inversely with market interest rates. Thus, if market interest rates have increased from the time a security was purchased, the security, if sold, might be sold at a price less than its cost. Similarly, if market interest rates have declined from the time a security was purchased, the security, if sold, might be sold at a price greater than its cost. (In either instance, if the security was held to maturity, no loss or gain normally would be realized as a result of interim market fluctuations.)

Yields on municipal securities depend on a variety of factors, including: the general conditions of the money market and the taxable and municipal securities markets; the size of the particular offering; the maturity of the obligations; and the credit quality of the issue. The ability of the Fund to achieve its investment objective also depends on the continuing ability of the issuers of municipal securities to meet their obligations for the payment of interest and principal when due.

Further, any adverse economic conditions or developments affecting the states or municipalities could impact the Fund's portfolio. Investing in municipal securities which meet the Fund's quality standards may not be possible if the states and municipalities do not maintain their current credit ratings.

NON-DIVERSIFICATION. The Fund is a non-diversified investment portfolio. As such, there is no limit on the percentage of assets which can be invested in any single issuer. An investment in the Fund, therefore, will entail greater risk than would exist in a diversified portfolio of securities because the higher percentage of investments among fewer issuers may result in greater fluctuation in the total market value of the Fund's portfolio. Any economic, political, or regulatory developments affecting the value of the securities in the Fund's portfolio will have a greater impact on the total value of the portfolio than would be the case if the portfolio were diversified among more issuers.

TEMPORARY INVESTMENTS. The Fund invests its assets so that at least 80% of its annual interest income is exempt from federal income tax including the federal alternative minimum tax. However, from time to time, on a temporary basis, or when the Fund's investment adviser determines that market conditions call for a temporary defensive posture, the Fund may invest up to 100% of its assets in short-term, tax-exempt or taxable temporary investments. These temporary investments include, but are not limited to: tax-exempt variable and floating rate demand notes; temporary municipal securities;


obligations issued by or on behalf of municipal issuers; obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities; certificates of deposit issued by banks; shares of other investment companies; and repurchase agreements (arrangements in which the organization selling the Fund a bond or temporary investment agrees at the time of sale to repurchase it at a mutually agreed upon time and price).

There are no rating requirements applicable to temporary investments, with the exception of temporary municipal securities, which are subject to the same rating requirements as all other municipal securities in which the Fund invests. For other temporary investments, the Fund's investment adviser will limit temporary investments to those it considers to be of comparable quality to the acceptable investments of the Fund.

Although the Fund is permitted to make taxable, temporary investments, there is no current intention of generating income subject to federal income tax.

RELATIVE VALUE FUND

The investment objective of Relative Value Fund is to obtain the highest total return, a combination of income and capital appreciation, as is consistent with reasonable risk.

The Fund pursues its investment objective by investing primarily in equity securities. The equity securities ("stocks") in which the Fund may invest include, but are not limited to, stocks which, in the opinion of the Fund's adviser, represent characteristics consistent with low volatility, above-average yields, and are undervalued relative to the stocks comprising the Standard & Poor's 500 Composite Stock Price Index ("S&P 500"). At least 70% of the Fund's portfolio will be invested in common stocks, unless it is in a defensive position. The Fund will also invest a portion of its assets in fixed income securities.

ACCEPTABLE INVESTMENTS. Consistent with the above, the Fund expects to invest primarily in common stocks and fixed income securities (i.e., notes and bonds) of companies selected by the Fund's investment adviser on the basis of traditional research techniques, including assessment of earnings and dividend growth prospects and of the risk and volatility of the company's industry.
These securities will include:

  . Common Stocks. Ordinarily, these companies will be in the top 25% of their industries with regard to revenues. However, other factors, such as product position or market share, will be considered by the Fund's investment adviser and may outweigh revenues;

  . convertible securities;
  . domestic issues of corporate debt obligations (rated Aaa, Aa, or A by
   Moody's; AAA, AA, or A by S&P; or AAA, AA, or A by Fitch);
  . the types of government securities that are described under "U.S.
   Government Income Fund--Acceptable Investments"; and
  . notes, bonds, and discount notes of the following U.S. government agencies or instrumentalities: Federal Home Loan Banks, Federal National Mortgage Association, Government National Mortgage Association, Bank for Cooperatives (including Central Bank for Cooperatives), Federal Land Banks, Federal Intermediate Credit Banks, Tennessee Valley Authority, Export-Import Bank of the United States, Commodity Credit Corporation, Federal Financing Bank, The Student Loan Marketing Association, Federal Home Loan Mortgage Corporation, or National Credit Union Administration.

SECURITIES OF FOREIGN ISSUERS. The Fund may invest in the securities of foreign issuers which are freely traded on United States securities exchanges or in the over-the-counter market in the form of depositary receipts. See "Portfolio Investments and Strategies--Foreign Securities." As a matter of practice, the Fund will not invest in the securities of a foreign issuer if any such risk appears to the investment adviser to be substantial.

TEMPORARY INVESTMENTS. In such proportions as, in the judgment of its investment adviser, prevailing market conditions warrant, the Fund may, for temporary defensive purposes, invest in:

  . short-term money market instruments;
  . securities issued and/or guaranteed as to payment of principal and interest by the U.S. government, its agencies or instrumentalities; and

  . repurchase agreements.
CERTAIN OTHER PORTFOLIO STRATEGIES. The Fund may also invest or engage in when-issued and delayed delivery transactions, restricted and illiquid securities, and repurchase agreements. See "Portfolio Investments and Strategies."

GROWTH EQUITY FUND

The  investment   objective  of  Growth  Equity  Fund  is  to  maximize  capital appreciation.

Under normal circumstances, the Fund pursues its investment objective by investing at least 65% of the value of its total assets in growth-oriented equity securities. The Fund defines growth-oriented equity securities as securities of U.S. companies with market capitalization's of $1.5 billion or greater that are projected by the Fund's investment adviser, based upon traditional research techniques, to show earnings growth potential superior to the S&P 500. The Fund may also invest in domestic debt securities, international securities, U.S. government securities, structured fixed income securities, and money market instruments. The Fund's investment adviser selects securities and attempts to maintain an acceptable level of risk largely through the use of automated quantitative measurement techniques. The data considered by the quantitative model includes, but is not limited to, price/earnings ratios, historical and projected earnings growth rates, historical sales growth rates, historical return on equity, market capitalization, average daily trading volume, and credit rankings based on nationally recognized statistical rating organizations (where applicable). The quantitative model is used in conjunction with the investment adviser's economic forecast and assessment of the risk and volatility of the company's industry.

ACCEPTABLE INVESTMENTS. The securities in which the Fund may invest may include the following:

DOMESTIC EQUITY SECURITIES. The domestic equity securities in the Fund will usually consist of U.S. common and preferred stocks of companies with market capitalizations of $1.5 billion or greater and which are listed on the New York or American Stock Exchanges or traded in the over-the-counter market and warrants of such companies.

REAL ESTATE INVESTMENT TRUSTS. The Fund may invest in real estate investment trusts of the type more fully described under "Strategic Income Fund-- Acceptable Investments--Real Estate Investment Trusts." Investment in Real Estate Investment Trusts is subject to certain risks. See "Portfolio Investments and Strategies."

DOMESTIC DEBT SECURITIES. The Fund may also invest in notes, zero coupon bonds, and convertible securities of the U.S. companies described above, all of which are rated investment grade, i.e., Baa or better by Moody's, or BBB or better by S&P or Fitch (or, if unrated, are deemed to be of comparable quality by the Fund's investment adviser). The Fund may also invest in securities issued and/or guaranteed as to the payment of principal and interest by the U.S. government or its agencies or instrumentalities of the type more fully described under "U.S. Government Income Fund--Acceptable Investments."

STRUCTURED FIXED INCOME SECURITIES. The Fund many invest in mortgage-backed securities, ARMS, CMOs, and asset-backed securities. See "Portfolio Investments and Strategies."

INTERNATIONAL SECURITIES. The Fund may invest in international securities (including investment companies which invest primarily in international securities) of the type more fully described under "The Stellar Fund-- Acceptable Investments." The Fund will not invest more than 10% of its assets in international securities.

MONEY MARKET INSTRUMENTS. For temporary defensive purposes (up to 100% of total assets) and to maintain liquidity (up to 35% of total assets), the Fund may invest in U.S. and foreign short-term money market instruments of the type more fully described under "The Stellar Fund--Acceptable Investments."

CERTAIN OTHER PORTFOLIO STRATEGIES. The Fund may also invest or engage in repurchase agreements, when-issued and delayed delivery transactions, investing in securities of other investment companies, restricted and illiquid securities, options and futures transactions, and lending of portfolio securities. See "Portfolio Investments and Strategies."


CAPITAL APPRECIATION FUND

The investment objective of Capital Appreciation Fund is to maximize capital appreciation.

Under normal circumstances, the Fund pursues its investment objective by investing at least 65% of the value of its total assets in equity securities of U.S. companies. The Fund may also invest in domestic debt securities, international securities, U.S. government securities, and money market instruments. The Fund's investment adviser selects securities and attempts to maintain an acceptable level of risk largely through the use of automated quantitative measurement techniques. This quantitative model includes, but is not limited to, price/earnings ratios, historical and projected earnings growth rates, historical sales growth rates, historical return on equity, market capitalization, average daily trading volume, and credit rankings based on nationally recognized statistical rating organizations (where applicable). The quantitative model is used in conjunction with the investment adviser's economic forecast and assessment of the risk and volatility of the company's industry.

ACCEPTABLE INVESTMENTS. The securities in which the Fund invests include the following:

DOMESTIC EQUITY SECURITIES. The domestic equity securities of the Fund will usually consist of U.S. common and preferred stocks of companies with between $200 million and $4 billion in equity and which are listed on the New York or American Stock Exchanges or traded in the over-the-counter market and warrants of such companies.

DOMESTIC DEBT SECURITIES. The Fund may also invest in notes, zero coupon bonds, and convertible securities of the U.S. companies described above, all of which are rated investment grade, i.e., Baa or better by Moody's, or BBB or better by S&P or Fitch (or, if unrated, are deemed to be of comparable quality by the Fund's investment adviser). The Fund may also invest in securities issued and/or guaranteed as to the payment of principal and interest by the U.S. government or its agencies or instrumentalities of the type more fully described under "U.S. Government Income Fund--Acceptable Investments."

INTERNATIONAL SECURITIES. The Fund may invest in international securities (including investment companies which invest primarily in international securities) of the type more fully described under "The Stellar Fund-- Acceptable Investments." The Fund will not invest more than 10% of its assets in international securities.

MONEY MARKET INSTRUMENTS. For temporary defensive purposes (up to 100% of total assets) and to maintain liquidity (up to 35% of total assets), the Fund may invest in U.S. and foreign short-term money market instruments of the type more fully described under "The Stellar Fund--Acceptable Investments."

CERTAIN OTHER PORTFOLIO STRATEGIES. The Fund may also invest or engage in repurchase agreements, when-issued and delayed delivery transactions, investing in securities of other investment companies, lending of portfolio securities, restricted and illiquid securities, and options and futures transactions.

PORTFOLIO INVESTMENTS AND STRATEGIES
-------------------------------------------------------------------------------

CONVERTIBLE SECURITIES. Relative Value Fund, Growth Equity Fund, Capital Appreciation Fund, The Stellar Fund, and Strategic Income Fund may invest in convertible securities. Convertible securities are fixed income securities which may be exchanged or converted into a predetermined number of the issuer's underlying common stock at the option of the holder during a specified time period. Convertible securities may take the form of convertible preferred stock, convertible bonds or debentures, units consisting of "usable" bonds and warrants or a combination of the features of several of these securities.

ZERO COUPON SECURITIES. Growth Equity Fund, Capital Appreciation Fund, The Stellar Fund, and U.S. Government Income Fund may invest in zero coupon bonds and zero coupon convertible securities. A Fund may invest in zero coupon bonds in order to receive the rate of return through the appreciation of the bond. This application is extremely attractive in a falling rate environment as the price of the bond rises rapidly in value as opposed to regular coupon bonds. A zero coupon bond makes no periodic interest payments and the entire obligation becomes due only upon maturity.

Zero coupon convertible securities are debt securities which are issued at a discount to their face amount and do not entitle the holder to any periodic payments of interest prior to maturity. Rather, interest earned on zero coupon convertible securities accretes at a stated yield until the security reaches its face amount at maturity. Zero coupon convertible securities are convertible into a specific number of shares of the issuer's common stock. In addition, zero coupon convertible securities usually have put features that provide the holder with the opportunity to sell the bonds back to the issuer at a stated price before maturity.

Generally, the price of zero coupon securities are more sensitive to fluctuations in interest than are conventional bonds and convertible securities. In addition, federal tax law requires the holder of a zero coupon security to recognize income from the security prior to the receipt of cash payments. To maintain its qualification as a regulated investment company and to avoid liability of federal income taxes, the Fund will be required to distribute income accrued from zero coupon securities which it owns, and may have to sell portfolio securities (perhaps at disadvantageous times) in order to generate cash to satisfy these distribution requirements.

MORTGAGE-BACKED SECURITIES. U.S. Government Income Fund, Strategic Income Fund, The Stellar Fund and Growth Equity Fund may invest in mortgage-backed securities. Mortgage-backed securities are securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. There are currently three basic types of mortgage-backed securities: (i) those issued or guaranteed by the U.S. government or one of its agencies or instrumentalities, such as the Government National Mortgage Association ("GNMA"), the Federal National Mortgage Association ("FNMA"), and the Federal Home Loan Mortgage Corporation ("FHLMC");
(ii) those issued by private issuers that represent an interest in or are collateralized by mortgage-backed securities issued or guaranteed by the U.S. government or one of its agencies or instrumentalities; and (iii) those issued by private issuers that represent an interest in or are collateralized by whole loans or mortgage-backed securities without a government guarantee but usually having some form of private credit enhancement.

ADJUSTABLE RATE MORTGAGE SECURITIES ("ARMS"). U.S. Government Income Fund, Strategic Income Fund, The Stellar Fund and Growth Equity Fund may invest in ARMS. ARMS are actively traded, mortgage-backed securities representing interests in adjustable rather than fixed interest rate mortgages. A Fund invests in ARMS issued by GNMA, FNMA, and FHLMC. Strategic Income Fund may also invest in ARMS issued by non-government and private entities. The underlying mortgages which collateralize ARMS issued by GNMA are fully guaranteed by the Federal Housing Administration or Veterans Administration, while those collateralizing ARMS issued by FHLMC or FNMA are typically conventional residential mortgages conforming to strict underwriting size and maturity constraints.

Unlike conventional bonds, ARMS pay back principal over the life of the ARMS rather than at maturity. Thus, a holder of the ARMS, such as a Fund, would receive monthly scheduled payments of principal and interest, and may receive unscheduled principal payments representing payments on the underlying mortgages. At the time that a holder of the ARMS reinvests the payments and any unscheduled prepayments of principal that it receives, the holder may receive a rate of interest which is actually lower than the rate of interest paid on the existing ARMS. As a consequence, ARMS may be a less effective means of "locking in" long-term interest rates than other types of U.S.
government securities.

Not unlike other U.S. government securities, the market value of ARMS will generally vary inversely with changes in market interest rates. Thus, the market value of ARMS generally declines when interest rates rise and generally rises when interest rates decline.

COLLATERALIZED MORTGAGE OBLIGATIONS ("CMOS"). U.S. Government Income Fund, Strategic Income Fund, The Stellar Fund and Growth Equity Fund may invest in CMOs. CMOs are debt obligations collateralized by mortgage loans or mortgage-backed securities. Typically, CMOs are collateralized by GNMA, FNMA, or FHLMC certificates, but may be collateralized by whole loans or private mortgage-backed securities.

A Fund will invest only in CMOs which are rated AAA by a nationally recognized statistical rating organization and which may be: (a) collateralized by pools of mortgages in which each mortgage is guaranteed as to payment of principal and interest by an agency or instrumentality of the U.S. government; (b) collateralized by pools of mortgages in which payment of principal and interest is guaranteed by the issuer and such guarantee is collateralized by U.S. government securities; or (c) privately issued securities in which the proceeds of the issuance are invested in mortgage securities and payment of the principal and interest are supported by the credit of an agency or instrumentality of the U.S. government. In addition, Strategic Income Fund may invest in CMOs which are collateralized by pools of mortgages without a government guarantee as to payment of principal and interest, but which have some form of credit enhancement.

ASSET-BACKED SECURITIES. U.S. Government Fund, Strategic Income Fund, The Stellar Fund and Growth Equity Fund may invest in asset-backed securities. Asset-backed securities have structural characteristics similar to mortgage-backed securities but have underlying assets that generally are not mortgage loans or interests in mortgage loans. The Fund may invest in asset-backed securities rated AAA by a nationally recognized statistical rating organization including, but not limited to, interests in pools of receivables, such as motor vehicle installment purchase obligations and credit card receivables, equipment leases, manufactured housing (mobile home) leases, or home equity loans. These securities may be in the form of pass-through instruments or asset-backed bonds. The securities are issued by non-governmental entities and carry no direct or indirect government guarantee.

INVESTMENT  RISKS OF  MORTGAGE-BACKED  AND  ASSET-BACKED  SECURITIES.  Mortgage-
backed and asset-backed securities generally pay back principal and interest over the life of the security. At the time U.S. Government Income Fund, Strategic Income Fund, The Stellar Fund or Growth Equity Fund reinvests the payments and any unscheduled prepayments of principal received, such Fund may receive a rate of interest which is actually lower than the rate of interest paid on these securities ("prepayment risks"). Mortgage-backed and asset- backed securities are subject to higher prepayment risks than most other types of debt instruments with prepayment risks because the underlying mortgage loans or the collateral supporting asset-backed securities may be prepaid without penalty or premium. Prepayment risks on mortgage-backed securities tend to increase during periods of declining mortgage interest rates because many borrowers refinance their mortgages to take advantage of the more favorable rates. Prepayments on mortgage-backed securities are also affected by other factors, such as the frequency with which people sell their homes or elect to make unscheduled payments on their mortgages. Although asset-backed securities generally are less likely to experience substantial prepayments than are mortgage-backed securities, certain of the factors that affect the rate of prepayments on mortgage-backed securities also affect the rate of prepayments on asset-backed securities.

While mortgage-backed securities generally entail less risk of a decline during periods of rapidly rising interest rates, mortgage-backed securities may also have less potential for capital appreciation than other similar investments (e.g., investments with comparable maturities) because as interest rates decline, the likelihood increases that mortgages will be prepaid. Furthermore, if mortgage-backed securities are purchased at a premium, mortgage foreclosures and unscheduled principal payments may result in some loss of a holder's principal investment to the extent of the premium paid. Conversely, if mortgage-backed securities are purchased at a discount, both a scheduled payment of principal and an unscheduled prepayment of principal would increase current and total returns and would accelerate the recognition of income, which would be taxed as ordinary income when distributed to shareholders.

Asset-backed securities present certain risks that are not presented by mortgage-backed securities. Primarily, these securities do not have the benefit of the same security interest in the related collateral. Credit card receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. Most issuers of asset-backed securities backed by motor vehicle installment purchase obligations permit the servicer of such receivables to retain possession of the underlying obligations. If the servicer sells these obligations to another party, there is a risk that the purchaser would acquire an interest superior to that of the holders of the related asset-backed securities. Further, if a vehicle is registered in one state and is then re-registered because the owner and obligor moves to another state, such re-registration could defeat the original security interest in the vehicle in certain cases. In addition, because of the large number of vehicles involved in a typical issuance and technical requirements under state laws, the trustee for the holders of asset-backed securities backed by automobile receivables may not have a proper security interest in all of the obligations backing such receivables. Therefore, there is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on these securities.


OPTIONS TRANSACTIONS. U.S. Government Income Fund, Strategic Income Fund, The Stellar Fund, Growth Equity Fund, and Capital Appreciation Fund may engage in options transactions. Each Fund may purchase and sell options both to increase total return and to hedge against the effect of changes in the value of portfolio securities.

Each Fund may write (i.e., sell) covered call options, and all these Funds except U.S. Government Income Fund may also write covered put options. Strategic Income Fund may only write covered call and put options to the extent of 20% of the value of its net assets at the time such option contracts are written. By writing a call option, a Fund becomes obligated during the term of the option to deliver the securities underlying the option upon payment of the exercise price. By writing a put option, a Fund becomes obligated during the term of the option to purchase the securities underlying the option at the exercise price if the option is exercised.

All options written by a Fund must be "covered" options. This means that, so long as a Fund is obligated as the writer of a call option, it will own the underlying securities subject to the option (or in the case of call options on U.S. Treasury bills, substantially similar securities) or have the right to obtain such securities without payment of further consideration (or have segregated cash in the amount of any additional consideration).

A Fund will be considered "covered" with respect to a put option it writes if, so long as it is obligated as the writer of the put option, it deposits and maintains with its custodian in a segregated account liquid assets having a value equal to or greater than the exercise price of the option. In the case of The Stellar Fund, the aggregate value of the obligations underlying the puts will not exceed 50% of the Fund's net assets.

The principal reason for writing call or put options is to manage price volatility (or risk). In addition, a Fund will attempt to obtain, through a receipt of premiums, a greater current return than would be realized on the underlying securities alone. A Fund receives a premium from writing a call or put option which it retains whether or not the option is exercised. By writing a call option, a Fund might lose the potential for gain on the underlying security while the option is open, and by writing a put option, a Fund might become obligated to purchase the underlying security for more than its current market price upon exercise. A Fund will write put options only on securities which a Fund wishes to have in its portfolio and where the Fund has determined, as an investment consideration, that it is willing to pay the exercise price of the option.

U.S. Government Income Fund, Strategic Income Fund, The Stellar Fund, Growth Equity Fund, and Capital Appreciation Fund, may purchase put options, and all these Funds except for U.S. Government Income Fund may also purchase call options. Such investments in put and call options may not exceed 5% of a Fund's assets, represented by the premium paid, and will only relate to specific securities (or groups of specific securities) in which the Fund may invest. A Fund may purchase call and put options for the purpose of offsetting previously written call and put options of the same series. If a Fund is unable to effect a closing purchase transaction with respect to covered options it has written, the Fund will not be able to sell the underlying securities or dispose of assets held in a segregated account until the options expire or are exercised. Put options may also be purchased to protect against price movements in particular securities in a Fund's portfolio. A put option gives a Fund, in return for a premium, the right to sell the underlying security to the writer (seller) at a specified price during the term of the option. The Funds will purchase options only to the extent permitted by the policies of state securities authorities in states where shares of these Funds are qualified for offer and sale.

Strategic Income Fund, Growth Equity Fund, Capital Appreciation Fund, and The Stellar Fund may purchase and write over-the-counter options on portfolio securities in negotiated transactions with the buyers or writers of the options when options on the portfolio securities held by those Funds are not traded on an exchange. A Fund purchases and writes options only with investment dealers and other financial institutions (such as commercial banks or savings and loan associations) deemed creditworthy by the Funds' investment adviser.

Over-the-counter options are two-party contracts with price and terms negotiated between buyer and seller. In contrast, exchange-traded options are third-party contracts with standardized strike prices and expiration dates and are purchased from a clearing corporation. Exchange-traded options have a continuous liquid market while over-the-counter options may not.


The Stellar Tax-Free Bond Fund may purchase put options on municipal securities in an amount up to 5% of its total assets or may purchase municipal securities accompanied by agreements of sellers to repurchase them at the Fund's option.

FUTURES AND OPTIONS ON FUTURES. U.S. Government Income Fund, Strategic Income Fund, Growth Equity Fund, and Capital Appreciation Fund may purchase and sell futures contracts to hedge against the effect of changes in the value of portfolio securities due to anticipated changes in interest rates and market conditions. Futures contracts call for the delivery of particular debt instruments at a certain time in the future. The seller of the contract agrees to make delivery of the type of instrument called for in the contract, and the buyer agrees to take delivery of the instrument at the specified future time.

Stock index futures contracts are based on indices that reflect the market value of common stock of the firms included in the indices. An index future contract is an agreement to which two parties agree to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index contract was originally written.

U.S. Government Income Fund, Strategic Income Fund, Growth Equity Fund, and Capital Appreciation Fund may also write call options and purchase put options on futures contracts as a hedge to attempt to protect securities in its portfolio against decreases in value. When a Fund writes a call option on a futures contract, it is undertaking the obligation of selling a futures contract at a fixed price at any time during a specified period if the option is exercised. Conversely, as purchaser of a put option on a futures contract, a Fund is entitled (but not obligated) to sell a futures contract at the fixed price during the life of the option.

U.S. Government Income Fund, Strategic Income Fund, Growth Equity Fund, and Capital Appreciation Fund may also write put options and purchase call options on futures contracts as hedges against rising purchase prices of portfolio securities. A Fund will use these transactions to attempt to protect its ability to purchase portfolio securities in the future at price levels existing at the time it enters into the transactions. When a Fund writes a put option on a futures contract, it is undertaking to buy a particular futures contract at a fixed price at any time during a specified period if the option is exercised. As a purchaser of a call option on a futures contract, a Fund is entitled (but not obligated) to purchase a futures contract at a fixed price at any time during the life of the option.

U.S. Government Income Fund, Strategic Income Fund, Growth Equity Fund, and Capital Appreciation Fund may not purchase or sell futures contracts or related options if immediately thereafter the sum of the amount of margin deposits on a Fund's existing futures positions and premiums paid for related options would exceed 5% of the market value of a Fund's total assets. When a Fund purchases futures contracts, an amount of cash and cash equivalents, equal to the underlying commodity value of the futures contracts (less any related margin deposits), will be deposited in a segregated account with the Fund's custodian (or the broker, if legally permitted) to collateralize the position and thereby insure that the use of such futures contract is unleveraged. When a Fund sells futures contracts, it will either own or have the right to receive the underlying future or security, or will make deposits to collateralize the position as discussed above.

  RISKS. When U.S. Government Income Fund, Strategic Income Fund, Growth Equity Fund, and Capital Appreciation Fund uses futures and options on futures as hedging devices, there is a risk that the prices of the securities subject to the futures contracts may not correlate perfectly with the prices of the securities in a Fund's portfolio. This may cause the futures contract and any related options to react differently than the portfolio securities to market changes. In addition, the Funds' investment adviser could be incorrect in its expectations about the direction or extent of market factors such as stock price movements. In these events, a Fund may lose money on the futures contract or option.

  It is not certain that a secondary market for positions in futures contracts or for options will exist at all times. Although the investment adviser will consider liquidity before entering into these transactions, there is no assurance that a liquid secondary market on an exchange or otherwise will exist for any particular futures contract or option at any particular time. A Fund's ability to establish and close out futures and options positions depends on this secondary market.

The Stellar Tax-Free Bond Fund reserves the right to enter into interest rate futures contracts and options to buy or sell such contracts as a hedge without shareholder action.


REPURCHASE  AGREEMENTS.  The  securities  in  which  each  Fund  invests  may be purchased pursuant to repurchase agreements. Repurchase agreements are arrangements in which banks, broker/dealers, and other recognized financial institutions sell securities to a Fund and agree at the time of sale to repurchase them at a mutually agreed upon time and price. To the extent that the original seller does not repurchase the securities from a Fund, that Fund could receive less than the repurchase price on any sale of such securities.

LENDING OF PORTFOLIO SECURITIES. Pursuant to a fundamental policy, in order to generate additional income, U.S. Government Income Fund, Strategic Income Fund, Growth Equity Fund, and Capital Appreciation Fund may lend portfolio securities up to one-third of the value of its total assets, on a short-term or long-term basis, to broker/dealers, banks, or other institutional borrowers of securities.

The Funds will only enter into loan arrangements with broker/dealers, banks, or other institutions which the investment adviser has determined are creditworthy under guidelines established by the Trustees and where the Funds will receive collateral in the form of cash or U.S. government securities equal to at least 100% of the value of the securities loaned at all times.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS. Each Fund may purchase securities on a when-issued or delayed delivery basis. These transactions are arrangements in which a Fund purchases securities with payment and delivery scheduled for a future time. The seller's failure to complete these transactions may cause a Fund to miss a price or yield considered to be advantageous. Settlement dates may be a month or more after entering into these transactions, and the market values of the securities purchased may vary from the purchase prices.

A Fund may dispose of a commitment prior to settlement if the adviser deems it appropriate to do so. In addition, a Fund may enter in transactions to sell its purchase commitments to third parties at current market values and simultaneously acquire other commitments to purchase similar securities at later dates. A Fund may realize short-term profits or losses upon the sale of such commitments.

RESTRICTED AND ILLIQUID SECURITIES. Each Fund may invest in restricted securities. Restricted securities are any securities in which the Fund may invest pursuant to its investment objective and policies but which are subject to restrictions on resale under federal securities laws. As a matter of fundamental investment policy which may not be changed without shareholder approval, Relative Value Fund, The Stellar Fund and The Stellar Tax-Free Bond Fund may not invest more than 10%, 10% and 15%, respectively, in restricted securities. As a matter of non-fundamental investment policy, which may be changed without shareholder approval, U.S. Government Income Fund and Strategic Income Fund may not invest more than 15% and 10%, respectively, in restricted securities.

Under criteria established by the Trustees, certain restricted securities are considered to be liquid. To the extent that restricted securities are not determined to be liquid, each of the Funds, except The Stellar Tax-Free Bond
Fund, will limit their purchase together with other illiquid securities, including restricted securities not determined by the Trustees to be liquid, non-negotiable time deposits, over-the-counter options, and repurchase agreements providing for settlement in more than seven days after notice, to 15% of net assets. The Stellar Tax-Free Bond Fund will limit its purchase of illiquid securities to 15% of its net assets, including certain restricted securities or municipal leases not determined by the Trustees to be liquid, repurchase agreements providing for settlement in more than seven days after notice, participation interests and variable rate municipal securities without a demand feature or with a demand feature of longer than seven days and which the Fund's investments adviser believes cannot be sold within seven days.

INVESTING IN SECURITIES OF OTHER INVESTMENT COMPANIES. U.S. Government Income Fund, Strategic Income Fund, Growth Equity Fund, Capital Appreciation Fund, The Stellar Fund, and The Stellar Tax-Free Bond Fund may invest in securities of other investment companies, but will not own more than 3% of the total outstanding voting stock of any investment company, invest more than 5% of total assets in any one investment company, and invest no more than 10% of total assets in investment companies in general. It should be noted that investment companies incur certain expenses such as management, custodian and transfer agent fees, and, therefore, any investment by a Fund in shares of another investment company would be subject to such duplicate expenses. These limitations are not applicable if the securities are acquired in a merger, consolidation, reorganization, or acquisition of assets.


ADDITIONAL RISK CONSIDERATIONS

FOREIGN SECURITIES. Strategic Income Fund, The Stellar Fund, Relative Value Fund, Growth Equity Fund, Capital Appreciation Fund, and U.S. Government Income Fund may invest in foreign securities. Investing in foreign securities can carry higher returns and risks than those associated with domestic investments. Foreign securities may be denominated in foreign currencies. Therefore, the value in U.S. dollars of a Fund's assets and income may be affected by changes in exchange rates and regulations.

Although a Fund values its assets daily in U.S. dollars, it will not convert its holding of foreign currencies to U.S. dollars daily. When a Fund converts its holdings to another currency, it may incur currency conversion costs. Foreign exchange dealers realize a profit on the difference between the prices at which they buy and sell currencies.

FOREIGN COMPANIES. Other differences between investing in foreign and U.S. companies include:

  . less publicly available information about foreign companies;
  . the lack of uniform financial accounting standards applicable to foreign companies;
  . less readily available market quotations on foreign companies;
  . differences in government regulation and supervision of foreign securities exchanges, brokers, listed companies, and banks;
  . generally lower foreign securities market volume;
  . the likelihood that foreign securities may be less liquid or more volatile;
  . generally higher foreign brokerage commissions;
  . possible difficulty in enforcing contractual obligations or obtaining court judgments abroad because of differences in the legal systems;
  . unreliable mail service between countries; and . political or financial changes which adversely affect investments in some countries.

U.S. GOVERNMENT POLICIES. In the past, U.S. government policies have discouraged or restricted certain investments abroad. Although these Funds are unaware of any current restrictions which would materially adversely affect its ability to meet its investment objective and policies, investors are advised that these U.S. government policies could be reinstituted. FIXED INCOME SECURITIES. The Funds may invest in fixed income securities. The prices of fixed income securities fluctuate inversely in relation to the direction of interest rates. The prices of longer-term fixed income securities fluctuate more widely in response to market interest rate changes. Fixed income securities rated BBB by S&P or Fitch or Baa by Moody's have more speculative characteristics. Changes in economic conditions or other circumstances are more likely to lead to weakened capacity to make principal and interest payments than higher-rated fixed income securities. In the event that a fixed income security which had an eligible rating when purchased is downgraded below the eligible rating, the Fund's investment adviser will promptly re-assess whether continued holding of the security is consistent with the Fund's objective.

REAL ESTATE INVESTMENT TRUSTS. Strategic Income Fund, Growth Equity Fund, and The Stellar Fund may purchase interests in real estate investment trusts. Risks associated with real estate investments include the fact that equity and mortgage real estate investment trusts are dependent upon management skill and are not diversified, and are, therefore, subject to the risk of financing single projects or unlimited number of projects. They are also subject to heavy cash flow dependency, defaults by borrowers, and self-liquidation. Additionally, equity real estate investment trusts may be affected by any changes in the value of the underlying property owned by the trusts, and mortgage real estate investment trusts may be affected by the quality of any credit extended. The investment adviser seeks to mitigate these risks by selecting real estate investment trusts diversified by sector (shopping malls, apartment building complexes, and health care facilities) and geographic location.

INVESTMENT LIMITATIONS
-------------------------------------------------------------------------------

BORROWING MONEY

U.S. Government Income Fund, The Stellar Fund, The Stellar Tax-Free Bond Fund, Relative Value Fund, Growth Equity Fund, and Capital Appreciation Fund will not borrow money or pledge securities except, under certain circumstances, each Fund may borrow money up to one-third of the value of its total assets and pledge up to 10% of the value of those assets to secure such borrowings. In the case of Growth Equity Fund, Capital Appreciation Fund and The Stellar Tax-Free Bond Fund, the above prohibition against borrowing specifically encompasses reverse repurchase agreements.

DIVERSIFICATION

With respect to 100% of the value of total assets (Relative Value Fund will not, and with respect to 75% of the value of total assets) U.S. Government Income Fund, Strategic Income Fund, The Stellar Fund, Growth Equity Fund, and Capital Appreciation Fund will not invest more than 5% in securities of one issuer except cash and cash items, U.S. government securities, and repurchase agreements (in the case of Strategic Income Fund, The Stellar Fund, Relative Value Fund, Growth Equity Fund, and Capital Appreciation Fund). The Stellar Fund and Relative Value Fund will not acquire more than 10% of the voting securities of any one issuer.

INVESTING IN NEW ISSUERS

The Stellar Fund and Relative Value Fund will not invest more than 5% of its in securities of issuers that have records of less than three years of continuous operations.

ACQUIRING SECURITIES

Relative Value Fund will not purchase more than 10% of the outstanding voting securities of any one issuer.

The above investment limitations cannot be changed without shareholder approval.

STAR FUNDS INFORMATION
-------------------------------------------------------------------------------

MANAGEMENT OF THE TRUST

BOARD OF TRUSTEES. The Trust is managed by a Board of Trustees. The Trustees are responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The Executive Committee of the Board of Trustees handles the Board's responsibilities between meetings of the Board.

INVESTMENT ADVISER. Investment decisions for the Funds are made by Star Bank, N.A., the Funds' investment adviser (the "Adviser" or "Star Bank"), subject to direction by the Trustees. The Adviser continually conducts investment research and supervision for the Funds and is responsible for the purchase or sale of portfolio instruments, for which it receives an annual fee from the Funds.

  ADVISORY FEES. The Adviser is entitled to receive an annual investment advisory fee equal to a percentage of each Fund's average daily net assets as follows: 0.60% of U.S. Government Income Fund; 0.75% of Relative Value Fund, Growth Equity Fund and The Stellar Tax-Free Bond Fund; and 0.95% of Strategic Income Fund, The Stellar Fund, and Capital Appreciation Fund. The Adviser may voluntarily choose to waive a portion of its fee or reimburse the Funds for certain operating expenses. The Adviser can terminate this voluntary waiver of its advisory fees at any time at its sole discretion.

  ADVISER'S BACKGROUND. Star Bank, a national bank, was founded in 1863 and is the largest bank and trust organization of StarBanc Corporation. As of December 31, 1996, Star Bank had an asset base of $10.09 billion.

  Star Bank's expertise in trust administration, investments, and estate planning ranks it among the most predominant trust institutions in Ohio, with assets of $30.24 billion as of December 31, 1996.

  Star Bank has managed commingled funds since 1957. As of December 31, 1996, it manages three common trust funds and collective investment funds having a market value in excess of $65.9 million. Additionally, Star Bank has advised the portfolios of the Trust since 1989.

  As part of its regular banking operations, Star Bank may make loans to public companies. Thus, it may be possible, from time to time, for the Funds to hold or acquire the securities of issuers which are also lending clients of Star Bank. The lending relationship will not be a factor in the selection of securities.


  B. Randolph Bateman has been Senior Vice President and Chief Investment Officer of Star Bank's Trust Financial Services Group and Manager of its Capital Asset Management Division since 1988. Mr. Bateman has managed the international bonds component of Strategic Income Fund since its inception, and the international securities component of The Stellar Fund since May 1993. Mr. Bateman earned a Bachelor of Arts degree in Economics from North Carolina State University and earned the Chartered Financial Analyst designation.

  Joseph P. Belew, a Trust Officer and Investment Manager of the Financial Services division at Star Bank, N.A., Butler County, since 1979, has been employed by Star Bank in various capacities since 1979. Mr. Belew has been Relative Value Fund's portfolio manager since its inception in June 1991. He earned a Bachelor of Business Administration degree in Business Management from Belmont College.

  Fred A. Brink, a Fund Manager and Trust Investment Officer for the Capital Management Division of Star Bank since 1995, has been employed by Star Bank in various capacities since 1991. Mr. Brink managed the cash components of the Star Funds from July 1991 through July 1994. In July of 1994, Mr. Brink assumed the responsibility for managing the REIT component of The Stellar Fund and the Star Strategic Income Fund. As of August 1995, Mr. Brink also manages certain components of the Star Capital Appreciation Fund. Mr. Brink earned a Bachelor of Business Administration degree in Finance from the University of Cincinnati and he is currently enrolled in the Chartered Financial Analyst program.

  Donald L. Keller, a Senior Vice President Investment Manager for the Charitable Trust and Retirement Plan Services Division of Star Bank since 1993, has been employed by Star Bank in various capacities since 1982. Mr. Keller has managed the Star Growth Equity Fund since its inception. He managed the domestic equity securities components of The Stellar Fund and Strategic Income Funds since their inceptions through December 1995. He also supported the domestic and international equity and fixed income components of Capital Appreciation Fund since its inception through December 1995. Mr. Keller earned a Bachelor of Business Administration Degree in Finance and Accounting from the University of Cincinnati. He also earned his Masters in Finance from Xavier University.

  Kirk F. Mentzer, Senior Trust Officer and Director of Fixed Income Research for the Capital Management Division of Star Bank since 1992, has been employed by Star Bank in various capacities since 1989. Mr. Mentzer has managed the Star U.S. Government Income Fund since its inception. He has also managed the domestic and structured fixed income components of Star Strategic Income Fund and the domestic fixed income component of The Stellar Fund since such Funds' inceptions. Mr. Mentzer earned a Bachelor of Business Administration degree in Finance from the University of Cincinnati and a Masters degree in Finance from Xavier University.

  Kenneth D. Lamson is a Fund Manager and Investment Analyst for the Capital Management Division of Star Bank. He is responsible for the management of the cash equivalent components of the Star Funds. Mr. Lamson joined Star Bank in 1993 as the portfolio assistant and mortgage-backed securities specialist for the Bank's Treasury Division. Prior to joining Star Bank, Mr. Lamson served as an Assistant Examiner for the Federal Deposit Insurance Corporation since August, 1990. He earned his Bachelor of Science in Business Management from Jacksonville State University, and is currently pursuing his Chartered Financial Analyst designation and Masters of Business Administration. He has been a mentor and tutor for the Cincinnati Youth Collaborative and is an advisor for the Explorers program of the Boy Scouts of America.

  Peter Sorrentino is Vice President and Director of Portfolio Management and Research for the Capital Management Division of Star Bank. Mr. Sorrentino has managed the domestic equity component of Star Strategic Income Fund and The Stellar Fund since January 1996. Prior to joining Star Bank in 1996, Mr. Sorrentino served as Regional Director of Portfolio Management for Banc One Investment Advisors since 1987. Mr. Sorrentino earned a Bachelor of Business Administration degree in Finance and Accounting from the University of Cincinnati. He also earned the Chartered Financial Analyst designation.

  Mary Jo McGeorge is the Municipal Fund Manager for the Capital Management Division of Star Bank. She has overseen all municipal fund management and credit analysis for The Stellar Tax-Free Bond Fund since its inception. Ms. McGeorge also serves as the portfolio manager of Star Tax-Free Money Market Fund, another portfolio of the Trust. In addition to the management of

  Star Tax-Free Money Market Fund and The Stellar Tax-Free Bond Fund, Ms. McGeorge is responsible for all tax-exempt fixed income investing within the Trust Department of Star Bank. Ms. McGeorge joined Star Bank in 1976 and has extensive trading, credit and funds management experience.

DISTRIBUTION OF FUND SHARES

Federated Securities Corp. is the distributor for shares of the Funds. It is a Pennsylvania corporation organized on November 14, 1969, and is the distributor for a number of investment companies. Federated Securities Corp. is a subsidiary of Federated Investors.

DISTRIBUTION PLAN. Pursuant to the provisions of a distribution plan adopted in accordance with the Investment Company Act Rule 12b-1 (the "Plan"), U.S. Government Income Fund, The Stellar Fund (Investment Shares), The Stellar Tax-Free Bond Fund, Relative Value Fund, Strategic Income Fund, Growth Equity Fund, and Capital Appreciation Fund may pay to the distributor an amount computed at an annual rate of up to 0.25% of the average daily net assets, in each case to finance any activity which is principally intended to result in the sale of shares subject to the Plan.

Federated Securities Corp. may from time to time, and for such periods as it deems appropriate, voluntarily reduce its compensation under the Plan to the extent the expenses attributable to the shares exceed such lower expense limitation as the distributor may, by notice to the Trust, voluntarily declare to be effective.

The distributor may select financial institutions such as banks, fiduciaries, custodians for public funds, investment advisers, and broker/dealers to provide sales and/or administrative support services as agents for their clients or customers who beneficially own shares of the Funds.

Financial institutions will receive fees from the distributor based upon shares owned by their clients or customers. The schedules of such fees and the basis upon which such fees will be paid will be determined from time to time by the distributor.

The Funds' Plan is a compensation type plan. As such, the Funds make no payments to the distributor except as described above. Therefore, the Funds do not pay for unreimbursed expenses of the distributor, including amounts expended by the distributor in excess of amounts received by it from the Funds, interest, carrying or other financing charges in connection with excess amounts expended, or the distributor's overhead expenses. However, the distributor may be able to recover such amounts or may earn a profit from future payments made by the Funds under the Plan.

The Glass-Steagall Act limits the ability of a depository institution (such as a commercial bank or a savings and loan association) to become an underwriter or distributor of securities. In the event the Glass-Steagall Act is deemed to prohibit depository institutions from acting in the capacities described above or should Congress relax current restrictions on depository institutions, the Trustees will consider appropriate changes in the services.

ADDITIONAL DISTRIBUTION PAYMENTS. The distributor will, periodically, uniformly offer to pay additional amounts in the form of cash or promotional incentives consisting of trips to sales seminars at luxury resorts, tickets or other items, to all dealers selling shares of the Funds. Such payments will be predicated upon the amount of shares of a Fund that are sold by the dealer. Any such payments will be made from the assets of the distributor (including any portion of any sales charge returned by the distributor) and will not result in a charge to a Fund. In addition, the distributor will pay dealers an amount equal to 2.2% of the net asset value of all shares of Strategic Income Fund and Growth Equity Fund, purchased by their clients or customers. These payments will be made directly by the distributor from its assets, and will not be made from assets of the Fund.

ADMINISTRATIVE ARRANGEMENTS. The distributor may select brokers and dealers to provide distribution and administrative services. The distributor may also select administrators (including depository institutions such as commercial banks and savings and loan associations) to provide administrative services. These administrative services include distributing prospectuses and other information, providing accounting assistance, and communicating or facilitating purchases and redemptions of each of the Fund's shares.

Brokers, dealers, and administrators will receive fees from the distributor based upon shares of a Fund owned by their clients or customers. The fees are calculated as a percentage of the average aggregate net asset value of shareholder accounts during the period for which the brokers, dealers, and administrators provide services. The current annual rate of such fees is up to 0.30% of average net assets of a Fund. Any fees paid for these services by the distributor will be reimbursed by the Adviser. Payments made pursuant to these arrangements are in addition to any payments made under a Fund's Rule 12b-1 Distribution Plan or a Fund's Shareholder Services Plan.

SHAREHOLDER SERVICES PLAN. Under the terms of the Shareholder Services Agreement with Star Bank, N.A., each Fund will pay Star Bank, N.A. up to 0.25% of its average daily net assets for the period. For the foreseeable future, the Funds plan to limit the Shareholder Servicing Fee to 0.05% of average daily net assets. This fee is to obtain certain services for shareholders and to maintain shareholder accounts.

ADMINISTRATION OF THE FUNDS

ADMINISTRATIVE SERVICES. Federated Administrative Services, Pittsburgh, Pennsylvania, a subsidiary of Federated Investors, provides the Funds with certain administrative personnel and services necessary to operate the Funds, and the separate classes, as applicable, such as legal and accounting services. Federated Administrative Services provides these at an annual rate as specified below:

                MAXIMUM                          AVERAGE AGGREGATE DAILY NET
          ADMINISTRATIVE FEE                         ASSETS OF THE TRUST
          ------------------                    ------------------------------
                 .150%                            on the first $250 million
                 .125%                             on the next $250 million
                 .100%                             on the next $250 million
                                                 on assets in excess of $750
                 .075%                                     million

The administrative fee received during any fiscal year shall be at least $50,000 per Fund. Federated Administrative Services may choose to voluntarily waive a portion of its fee at any time.

CUSTODIAN. Star Bank, N.A., is the Funds' custodian for which it receives a fee of .025% of the average daily net assets. The fee is based on the level of each Funds' average net assets for the period, plus out-of-pocket expenses.

TRANSFER AGENT, DIVIDEND DISBURSING AGENT, AND PORTFOLIO ACCOUNTING SERVICES. Federated Shareholder Services Company, Pittsburgh, Pennsylvania, a subsidiary of Federated Investors, is transfer agent and dividend disbursing agent for the Funds. It also provides certain accounting and recordkeeping services with respect to each Fund's portfolio investments.

INDEPENDENT PUBLIC ACCOUNTANTS. The independent public accountants for the Funds are Arthur Andersen LLP, Pittsburgh, Pennsylvania.

BROKERAGE TRANSACTIONS

When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the Adviser looks for prompt execution of the order at a favorable price. In working with dealers, the Adviser will generally utilize those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. In selecting among firms believed to meet these criteria, the Adviser may give consideration to those firms which have sold or are selling shares of the Funds and other funds distributed by Federated Securities Corp. The Adviser makes decisions on portfolio transactions and selects brokers and dealers subject to review by the Trustees.

NET ASSET VALUE
-------------------------------------------------------------------------------

Each Fund's net asset value per share fluctuates. It is determined by dividing the sum of the market value of all securities and other assets, less liabilities, by the number of shares outstanding. With respect to The Stellar Fund, the net asset value for Trust Shares will differ from that of Investment Shares due to the variance in net income realized by each class. Such variance will reflect only accrued net income to which the shareholders of a particular class are entitled.


INVESTING IN THE FUNDS
-------------------------------------------------------------------------------

MINIMUM INVESTMENT REQUIRED

The minimum initial investment in any of the Funds by an investor is $1,000 ($25 for Star Bank Connections Group banking customers and Star Bank employees and members of their immediate family). Subsequent investments may be in any amounts. For customers of Star Bank, an institutional investor's minimum investment will be calculated by combining all mutual fund accounts it maintains with Star Bank and invests with the Funds.

WHAT SHARES COST

Shares of U.S. Government Income Fund are sold at their net asset value next determined after an order is received, plus a sales charge as follows:

                                          SALES CHARGE AS A     SALES CHARGE AS
                                         PERCENTAGE OF PUBLIC   A PERCENTAGE OF
      AMOUNT OF TRANSACTION                 OFFERING PRICE    NET AMOUNT INVESTED
      ---------------------------------  -------------------- -------------------
      Less than $100,000                        3.50%                3.62%
      $100,000 but less than $250,000           3.00%                3.09%
      $250,000 but less than $500,000           2.00%                2.04%
      $500,000 but less than $1,000,000         1.50%                1.52%
      $1,000,000 or more                        0.00%                0.00%

Shares of Relative Value Fund, Capital Appreciation Fund, Investment Shares of The Stellar Fund, and The Stellar Tax-Free Bond Fund are sold at their net asset value next determined after an order is received, plus a sales charge, as follows:

                                           SALES CHARGE AS A     SALES CHARGE AS
                                             PERCENTAGE OF       A PERCENTAGE OF
      AMOUNT OF TRANSACTION              PUBLIC OFFERING PRICE NET AMOUNT INVESTED
      ---------------------------------  --------------------- -------------------
      Less than $100,000                         4.50%                4.71%
      $100,000 but less than $250,000            3.75%                3.90%
      $250,000 but less than $500,000            2.50%                2.56%
      $500,000 but less than $750,000            2.00%                2.04%
      $750,000 but less than $1 million          1.00%                1.01%
      $1 million or more                         0.25%                0.25%

The net asset value is determined as of the close of trading (normally 4:00 p.m., Eastern time) on the New York Stock Exchange, Monday through Friday, except on: (i) days on which there are not sufficient changes in the value of the Fund's portfolio securities that its net asset value might be materially affected; (ii) days during which no shares are tendered for redemption and no orders to purchase shares are received; or (iii) the following holidays: New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.

PURCHASES AT NET ASSET VALUE. Shares of Strategic Income Fund, Growth Equity Fund, and Trust Shares of The Stellar Fund, are sold at their net asset value next determined after an order is received. There is no sales charge imposed by such Funds at the time of purchase. Under certain circumstances described under "Redeeming Shares," shareholders may be charged a contingent deferred sales charge by the distributor at the time shares of the Strategic Income Fund and Growth Equity Fund are redeemed.

In addition, the following persons may purchase shares of U.S. Government Income Fund, Relative Value Fund and Capital Appreciation Fund, The Stellar Tax-Free Bond Fund, and Investment Shares of The Stellar Fund, at net asset value, without a sales charge: (a) employees and retired employees of Star Bank, Federated Securities Corp., or their affiliates, or of any bank or investment dealer who has a sales agreement with Federated Securities Corp. with regard to the Funds, and members of their families (including parents, grandparents, siblings, spouses, children, and in-laws) of such employees or retired employees; (b) trust customers of StarBanc Corporation and its subsidiaries; (c) and non-trust customers of financial advisers.


SALES CHARGE REALLOWANCE. For sales of shares of the U.S. Government Income Fund, Relative Value Fund, Capital Appreciation Fund, The Stellar Tax-Free Bond Fund, and Investment Shares of The Stellar Fund, Star Bank or any authorized dealer will normally receive up to 89% of the applicable sales charge. Any portion of the sales charge which is not paid to Star Bank or a dealer will be retained by the distributor.

The sales charge for shares sold other than through Star Bank or registered broker/dealers will be retained by the distributor. The distributor may pay fees to banks out of the sales charge in exchange for sales and/or administrative services performed on behalf of the bank's customers in connection with the initiation of customer accounts and purchases of Fund shares.

REDUCING THE SALES CHARGE

The sales charge can be reduced on the purchase of shares through:

  . quantity discounts and accumulated purchases;
  . signing a 13-month letter of intent;
  . using the reinvestment privilege; or
  . concurrent purchases.

QUANTITY DISCOUNTS AND ACCUMULATED PURCHASES. As shown in the previous table, larger purchases reduce the sales charge paid. U.S. Government Income Fund, Relative Value Fund, Capital Appreciation Fund, The Stellar Tax-Free Bond Fund, and Investment Shares of The Stellar Fund will combine purchases made on the same day by the investor, his spouse, and his children under age 21 when it calculates the sales charge.

If an additional purchase of Fund shares is made, the Funds will consider the previous purchases still invested in the Funds. For example, if a shareholder already owns shares having a current value at the net asset value of $90,000 and he purchases $10,000 more at the current net asset value, the sales charge on the additional purchase according to the schedule now in effect would be 3.00%, not 3.50% for U.S. Government Income Fund, and 3.75%, not 4.50% for Relative Value Fund, Capital Appreciation Fund, The Stellar Tax-Free Bond Fund, and Investment Shares of The Stellar Fund.

To receive the sales charge reduction, Star Bank or the distributor must be notified by the shareholder in writing at the time the purchase is made that Fund shares are already owned or that purchases are being combined. The Funds will reduce the sales charge after it confirms the purchases.

LETTER OF INTENT. If a shareholder intends to purchase at least $100,000 of shares in the Funds (excluding money market funds) over the next 13 months, the sales load may be reduced by signing a letter of intent to that effect. This Letter of Intent includes a provision for a sales load adjustment depending on the amount actually purchased within the 13-month period and a provision for the custodian to hold up to 3.50% of the total price of the shares of U.S. Government Income Fund or 4.50% of the total price of shares of Relative Value Fund, Capital Appreciation Fund, The Stellar Tax-Free Bond Fund, or Investment Shares of The Stellar Fund, as the case may be, intended to be purchased in escrow (in shares) until such purchase is completed. The shares held in escrow in the shareholder's account will be released at the fulfillment of the Letter of Intent or the end of the 13-month period, whichever comes first. If the amount specified in the Letter of Intent is not purchased, an appropriate number of escrowed shares may be redeemed in order to realize the difference in the sales load.

This Letter of Intent will not obligate the shareholder to purchase shares, but if he does, each purchase during the period will be at the sales load applicable to the total amount intended to be purchased. At the time a Letter of Intent is established, current balances in accounts in shares of any of the Funds, excluding money market accounts, will be aggregated to provide a purchase credit towards fulfillment of the Letter of Intent. Prior trade prices will not be adjusted.

REINVESTMENT PRIVILEGE. If shares in U.S. Government Income Fund, Relative Value Fund, Capital Appreciation Fund, The Stellar Tax-Free Bond Fund, or Investment Shares of The Stellar Fund have been redeemed, the shareholder has a one-time right, within 30 days, to reinvest the redemption proceeds at the next-determined net asset value without any sales charge. Star Bank or the distributor must be notified by the shareholder in writing or by his financial institution of the reinvestment in order to eliminate a sales charge. If the shareholder redeems his shares in any of these Funds, there may be tax consequences. Shareholders contemplating such transactions should consult their own tax advisers.

CONCURRENT PURCHASES. For purposes of qualifying for a sales charge reduction, a shareholder has the privilege of combining concurrent purchases of two or more funds in the Trust, the purchase price of which includes a sales charge. For example, if a shareholder concurrently invested $30,000 in one of the other funds in the Trust with a sales charge and $70,000 in U.S. Government Income Fund, Relative Value Fund, Capital Appreciation Fund, The Stellar Tax- Free Bond Fund, or Investment Shares of The Stellar Fund, the sales charge would be reduced.

To receive this sales charge reduction, Star Bank or the distributor must be notified by the shareholder in writing at the time the concurrent purchases are made. The Fund will reduce the sales charge after it confirms the purchases.

SYSTEMATIC INVESTMENT PLAN

Once a Fund account has been opened, shareholders may add to their investment on a regular basis in a minimum amount of $25. Under this plan, funds may be withdrawn periodically from the shareholder's checking account and invested in shares of the Funds at the net asset value next determined after an order is received by Star Bank, plus the applicable sales charge. A shareholder may apply for participation in this plan through Star Bank.

SHARE PURCHASES

Shares are sold on days on which the New York Stock Exchange and the Federal Reserve wire system are open for business.

A customer of Star Bank may purchase shares of the Funds through Star Bank. Texas residents must purchase shares through Federated Securities Corp. at 1-800-356-2805. In connection with the sale of shares of the Funds, the distributor may from time to time offer certain items of nominal value to any shareholder or investor. The Funds reserve the right to reject any purchase request.

THROUGH STAR BANK. To place an order to purchase shares of a Fund, a customer of Star Bank may telephone Star Bank at 1-800-677-FUND or place the order in person. Purchase orders given by telephone may be electronically recorded.

Payment may be made to Star Bank either by check or federal funds. When payment is made with federal funds, the order is considered received when federal funds are received by Star Bank. Purchase orders must be telephoned to Star Bank by 3:30 p.m. (Eastern time) and payment by federal funds must be received by Star Bank before 3:00 p.m. (Eastern time) on the following day. Orders are considered received after payment by check is converted into federal funds. This is normally the next business day after Star Bank receives the check.

For purchases by employees, individual investors, or through registered broker/dealers, requests must be received by Star Bank by 3:30 p.m. (Eastern time) and payment is required in three business days.

Shares cannot be purchased on days on which the New York Stock Exchange is closed or on federal holidays restricting wire transfers.

BY MAIL. To purchase shares of a Fund by mail, individual investors may send a check made payable to the Fund name (and class name for The Stellar Fund) to:
Star Funds Shareholder Services, Star Bank, N.A., 425 Walnut Street, ML 7135, Cincinnati, Ohio 45202.

Orders by mail are considered received after payment by check is converted by Star Bank into federal funds. This is normally the next business day after Star Bank receives the check.

FREQUENT INVESTOR PROGRAM

Under the Frequent Investor Program ("Program"), eligible persons who purchase shares ("Program Shares") of any Star Fund (other than Star Tax-Free Money Market Fund and Star Treasury Fund) on or after August 12, 1996 will receive points ("Points") which, upon accumulation of 50,000 Points, may be used to purchase a round trip airline ticket to any of the 50 states on any U.S. carrier.

The following terms and conditions apply with respect to the Program: (a) one Point will be awarded per dollar invested (gross of sales charges) in Program
Shares: (b) Program Shares purchased may be redeemed at any time without loss of Points; (c) a maximum of 100,000 Points may be earned in any 12-month period;
(d) all unused Points will expire one year from the latest purchase of Program Shares of $100 or more; and (e) Points are not transferable.


All airline tickets are subject to the following  stipulations and restrictions:
(i) the ticket will be non-refundable and for a coach seat; (ii) the price of the ticket may not exceed $500 inclusive of taxes and destinations charges, although the shareholder may elect to pay any overage; (iii) all travel must be within the 50 United States; (iv) interim stopovers may not exceed four hours;
(v) tickets will be mailed to the shareholder account address (overnight shipping is available at the shareholder's expense); (vi) there are no "blackout" dates; (vii) 21-day advance purchase and Saturday night stay-over are required; and (viii) tickets may be purchased in any individual's name

The Program does not apply with respect to: (i) shares which are purchased without a front-end sales charge or a contingent deferred sales charge including shares which are acquired through reinvestment of dividend or capital gain distributions; (ii) shares acquired in exchange for shares in another Star Fund; and (iii) shares owned prior to August 12, 1996.

The Program is subject to modification or termination on 90-days notice at the option of Star Bank, N.A. Star Bank may from time-to-time create special offering periods featuring bonus points or other temporary enhancements to the Program. Existing and prospective shareholders will be given notice of such special offering periods.

EXCHANGING SECURITIES FOR FUND SHARES

The Funds may accept securities in exchange for Fund shares. A Fund will allow such exchanges only upon the prior approval of a Fund and a determination by a Fund and the Adviser that the securities to be exchanged are acceptable.

Any securities exchanged must meet the investment objective and policies of the particular Fund, must have a readily ascertainable market value, and must not be subject to restrictions on resale. A Fund acquires the exchanged securities for investment and not for resale. The market value of any securities exchanged in an initial investment, plus any cash, must be at least $25,000.

Securities accepted by a Fund will be valued in the same manner as a Fund values its assets. The basis of the exchange will depend upon the net asset value of shares of the Funds on the day the securities are valued. One share of a Fund will be issued for each equivalent amount of securities accepted.

Any interest earned on the securities prior to the exchange will be considered in valuing the securities. All interest, dividends, subscription, or other rights attached to the securities become the property of a Fund, along with the securities.

CERTIFICATES AND CONFIRMATIONS

As transfer agent for the Funds, Federated Shareholder Services Company maintains a share account for each shareholder of record. Share certificates are not issued.

Detailed confirmations of each purchase or redemption are sent to each shareholder and dividend confirmations are sent to each shareholder to report dividends paid.

DIVIDENDS AND CAPITAL GAINS

With respect to U.S. Government Income Fund, dividends are declared daily and paid monthly. With respect to Strategic Income Fund and The Stellar Tax-Free Bond Fund, dividends are declared and paid monthly. Dividends and capital gains will be automatically reinvested in additional shares of one of these Funds on payment dates at net asset value, unless cash payments are requested by writing to the Fund or Star Bank.

With respect to The Stellar Fund, Relative Value Fund, Growth Equity Fund, and Capital Appreciation Fund, dividends are declared and paid quarterly. Dividends and capital gains will be automatically reinvested in additional shares of one of these Funds on payment dates at the ex-dividend date at net asset value, unless cash payments are requested by writing to a Fund or Star Bank.

Capital gains realized by the Funds, if any, will be distributed once every twelve months.


EXCHANGE PRIVILEGE
-------------------------------------------------------------------------------

EXCHANGING SHARES OF U.S. GOVERNMENT INCOME FUND, THE STELLAR FUND, THE STELLAR TAX-FREE BOND FUND, RELATIVE VALUE FUND AND CAPITAL APPRECIATION FUND

Shareholders of U.S. Government Income Fund, The Stellar Fund, The Stellar Tax-Free Bond Fund, Relative Value Fund, and Capital Appreciation Fund may exchange shares for shares of those other non-money market funds in the Star Funds which impose a front-end sales charge, and may also exchange shares of Star Tax-Free Market Fund and Star Treasury Fund. In addition, shares of U.S. Government Income Fund, The Stellar Fund, The Stellar Tax-Free Bond Fund, Relative Value Fund and Capital Appreciation Fund may also be exchanged for certain other funds distributed by Federated Securities Corp. that are not advised by Star Bank, N.A. ("Federated Funds"). For further information on the availability of Federated Funds for exchanges, call Star Bank at 1-800-677-FUND. Shareholders who exercise this exchange privilege must exchange shares having a total net asset value of at least $1,000. Prior to any exchange, the shareholder must receive a copy of the current prospectus of the fund into which an exchange is to be effected.

Shares may be exchanged at net asset value, plus the difference between the Funds' sales charge (if any) already paid and any sales charge of the fund into which shares are to be exchanged, if higher.

When an exchange is made from a fund with a sales charge to a fund with no sales charge, the shares exchanged and additional shares which have been purchased by reinvesting dividends on such shares retain the character of the exchanged shares for purposes of exercising further exchange privileges; thus, an exchange of such shares for shares of a fund with a sales charge would be at net asset value.

EXCHANGING SHARES OF STRATEGIC INCOME FUND AND GROWTH EQUITY FUND

Shareholders of Strategic Income Fund and Growth Equity Fund may exchange shares of a Fund for shares of any fund in the Star Funds which imposes a contingent deferred sales charge, and may also exchange shares for shares of Star Tax-Free Money Market Fund and Star Treasury Fund. Shareholders who exercise this exchange privilege must exchange shares in either of these Funds having a total net asset value of at least $1,000. Prior to any exchange, the shareholder must receive a copy of the current prospectus of the fund into which an exchange is to be effected.

A contingent deferred sales charge is not assessed in connection with an exchange of shares in either of these Funds for shares of the other Star Funds described above. However, if the shareholder redeems shares within five years of the original purchase, a contingent deferred sales charge will be imposed. For purposes of computing the contingent deferred sales charge, the length of time the shareholder has owned shares will be measured from the date of original purchase and will not be affected by the exchange.

EXCHANGE-BY-TELEPHONE

Instructions for exchanges between funds which are part of the Star Funds may be given by telephone to Star Bank at 1-800-677-FUND or to the distributor. Shares may be exchanged by telephone only between fund accounts having identical shareholder registrations. Exchange instructions given by telephone may be electronically recorded.

Telephone exchange instructions must be received before 3:30 p.m. (Eastern time) in order for shares to be exchanged the same day. The telephone exchange privilege may be modified or terminated at any time. Shareholders will be notified of such modification or termination. Shareholders of the Fund may have difficulty in making exchanges by telephone through brokers, banks, or other financial institutions during times of drastic economic or market changes. If a shareholder cannot contact his broker, bank, or financial institution by telephone, it is recommended that an exchange request be made in writing and sent by overnight mail.

If reasonable procedures are not followed by the Fund, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

OTHER MATTERS AFFECTING THE EXCHANGE PRIVILEGE

Upon receipt of proper instructions and all necessary supporting documents, shares submitted for exchange will be redeemed at the next-determined net asset value.

 Written exchange instructions may require a signature guarantee. Exercise of this privilege is treated as a sale for federal income tax purposes and depending on the circumstances, a short or long-term capital gain or loss may be realized. The exchange privilege may be terminated at any time. Shareholders will be notified of the termination of the exchange privilege. A shareholder may obtain further information on the exchange privilege by calling Star Bank at 1-800-677-FUND.

REDEEMING SHARES
-------------------------------------------------------------------------------

U.S. Government Income Fund, The Stellar Fund, The Stellar Tax-Free Bond Fund, Relative Value Fund, and Capital Appreciation Fund redeem shares at their net asset value next determined after Star Bank receives the redemption request. Strategic Income Fund and Growth Equity Fund redeem shares at their net asset value, less any applicable contingent deferred sales charge, next determined after Star Bank receives the redemption request. (See "Contingent Deferred Sales Charge.") Redemptions will be made on days on which the Fund computes its net asset value. Redemption requests cannot be executed on days on which the New York Stock Exchange is closed or on federal holidays restricting wire transfers. Requests for redemption for the Funds can be made in person, by telephone through Star Bank, or by mail.

BY TELEPHONE. A shareholder who is a customer of Star Bank may redeem shares of the Fund by telephoning Star Bank at 1-800-677-FUND. Redemption requests given by telephone may be electronically recorded. For calls received by Star Bank before 3:30 p.m. (Eastern time), proceeds will normally be wired the following day to the shareholder's account at Star Bank or a check will be sent to the address of record. In no event will proceeds be wired or a check mailed more than seven days after a proper request for redemption has been received. If, at any time, the Fund shall determine it necessary to terminate or modify this method of redemption, shareholders would be promptly notified. Authorization forms and information on this service are available from Star Bank.

In the event of drastic economic or market changes, a shareholder may experience difficulty in redeeming by telephone. If such a case should occur, another method of redemption should be considered.

If reasonable procedures are not followed by the Fund, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

BY MAIL. Shareholders may also redeem shares by sending a written request to Star Funds Shareholder Services, Star Bank, N.A., 425 Walnut Street, ML 7135, Cincinnati, Ohio 45202. The written request must include the shareholder's name, the Fund name, the account number, and the share or dollar amount requested. Shareholders may call a Fund for assistance in redeeming by mail.

  SIGNATURES. Shareholders requesting a redemption of any amount to be sent to an address other than that on record with a Fund or a redemption payable other than to the shareholder of record must have signatures on written redemption requests guaranteed by:

  . a trust company or commercial bank whose deposits are insured by the
   BIF, which is administered by the FDIC;
  . a member of the New York, American, Boston, Midwest, or Pacific Stock
   Exchange;
  . a savings bank or savings association whose deposits are insured by the
   SAIF, which is administered by the FDIC; or . any other "eligible guarantor institution" as defined in the Securities
   Exchange Act of 1934.

The Funds do not accept signatures guaranteed by a notary public.

The Trust and its transfer agent have adopted standards for accepting signature guarantees from the above institutions. The Trust may elect in the future to limit eligible signature guarantors to institutions that are members of a signature guarantee program. The Trust and its transfer agent reserve the right to amend these standards at any time without notice.

Normally, a check for the proceeds is mailed within one business day, but in no event more than seven days, after receipt of a proper written redemption request.


CONTINGENT DEFERRED SALES CHARGE

Shareholders redeeming shares from Strategic Income Fund and Growth Equity Fund within five full years of the purchase date will be charged a contingent deferred sales charge ("CDSC") by the Funds' distributor. Any applicable CDSC will be imposed on the lesser of the net asset value of the redeemed shares at the time of purchase or the net asset value of the redeemed shares at the time of redemption in accordance with the following schedule:

             YEAR OF REDEMPTION                            CONTINGENT DEFERRED
               AFTER PURCHASE                                 SALES CHARGE
             ------------------                            -------------------
                   Year 1                                         5.00%
                   Year 2                                         4.00%
                   Year 3                                         3.00%
                   Year 4                                         2.00%
                   Year 5                                         1.00%
                   Year 6                                         0.00%

The CDSC will not be charged for redemption in connection with the Fund's Systematic Withdrawal Plan not in excess of 10% of the initial balance of the account calculated annually. The CDSC will not be charged with respect to: (1) shares acquired through the reinvestment of dividends or distributions of short-term or long-term capital gains and (2) shares held for more than five full years from the date of purchase. Redemptions will be processed in a manner intended to maximize the amount of redemption which will not be subject to a CDSC. In computing the amount of CDSC, redemptions are deemed to have occurred in the following order: (1) shares of a Fund acquired through the reinvestment of dividends and long-term capital gains; (2) shares of a Fund held for more than five full years from the date of purchase; and (3) shares of a Fund held for fewer than five full years on a first-in, first-out basis. A CDSC is not assessed in connection with an exchange of shares of a Fund for shares of certain other Star Funds that are also subject to CDSC's as described in this prospectus under the section entitled "Exchanging Shares." Moreover, the CDSC will be eliminated with respect to certain redemptions.
(See "Elimination of CDSC.")

ELIMINATION OF CONTINGENT DEFERRED SALES CHARGE

The CDSC will be eliminated with respect to the following redemptions: (1) redemptions following the death or disability, as defined in Section 72(m)(7) of the Internal Revenue Code of 1986, as amended, of a shareholder*; (2) redemptions representing minimum required distributions from an Individual Retirement Account or other retirement plan to a shareholder who has attained the age of 70 1/2; and (3) involuntary redemptions by shares of a Fund in shareholder accounts that do not comply with the minimum balance requirements. The exemption from the CDSC for Individual Retirement Accounts or other retirement plans does not extend to account transfers, rollovers, and other redemptions made for purposes of reinvestment.

Shares of a Fund purchased by the following entities are not subject to the CDSC to the extent that no payment was advanced for purchases made by such entities:
(a) employees and retired employees of Star Bank, Federated Securities Corp., or their affiliates, or of any bank or investment dealer who has a sales agreement with Federated Securities Corp. with regard to Strategic Income Fund or Growth Equity Fund, and members of their families (including parents, grandparents, siblings, spouses, children, and in-laws) of such employees or retired employees; (b) trust customers of StarBanc Corporation and its subsidiaries; and
(c) non-trust customers of financial advisers.

Strategic Income Fund or Growth Equity Fund reserve the right to discontinue elimination of the CDSC. Shareholders will be notified of such elimination. Any shares of a Fund purchased prior to the termination of such waiver would have the CDSC eliminated as provided in the Funds' prospectus at the time of purchase of Fund shares. If a shareholder making a redemption qualified for an elimination of the CDSC, the shareholder must notify Federated Securities Corp. or the transfer agent in writing that the shareholder is entitled to such elimination.

--------
*To receive the CDSC exemption with respect to death or disability, Star Bank or the distributor must be notified in writing at the time of the redemption that the shareholder, or the shareholder's executor/executrix, requests the exemption.


SYSTEMATIC WITHDRAWAL PLAN

Shareholders invested in shares of the Funds may engage in a Systematic Withdrawal Plan. Under this plan, accounts may arrange for regular monthly or quarterly fixed withdrawal payments. Each payment must be at least $25 and may be as much as 1.50% per month or 4.50% per quarter of the total net asset value of the shares in the account when the Systematic Withdrawal Plan is opened. Depending upon the amount of the withdrawal payments and the amount of dividends paid with respect to shares of a Fund, redemptions may reduce, and eventually deplete, the shareholder's investment in a Fund. For this reason, payments under this plan should not be considered as yield or income on the shareholder's investment in a Fund. Due to the fact that shares are sold with a sales charge, it is not advisable for shareholders to be purchasing shares of a Fund while participating in this plan.

ACCOUNTS WITH LOW BALANCES

Due to the high cost of maintaining accounts with low balances, a Fund may redeem shares in any account and pay the proceeds to the shareholder if the account balance falls below the required minimum value of $1,000 due to shareholder redemptions. Before shares are redeemed to close an account, the shareholder is notified in writing and allowed 30 days to purchase additional shares to meet the minimum requirement.

SHAREHOLDER INFORMATION
-------------------------------------------------------------------------------

VOTING RIGHTS

Each share of the Fund gives the shareholder one vote in Trustee elections and other matters submitted to shareholders for vote. All shares of each Fund or class in the Trust have equal voting rights, except that only shares of a particular Fund or class are entitled to vote on matters affecting only that Fund or class. As a Massachusetts business trust, the Trust is not required to hold annual shareholder meetings. Shareholder approval will be sought only for certain changes in the operation of the Trust or a Fund and for the election of Trustees under certain circumstances. As of March 3, 1997, Firstcinco, Cincinnati, Ohio, acting in various capacities for numerous accounts, was the owner of record of more than 25% of the outstanding shares of the designated
Fund: 8,815,822 shares (60.52%) of U.S. Government Income Fund; 3,389,872 shares (28.46%) of Strategic Income Fund; 2,667,461 shares (53.33%) of The Stellar Fund-Trust Shares; 10,359,976 shares (90.39%) of the Stellar Insured Tax-Free Bond Fund; 4,944,632 shares (35.76%) of Relative Value Fund; 4,546,782 shares (59.43%) of Growth Equity Fund; and 4,514,112 shares (73.37%) of Capital Appreciation Fund.

Trustees may be removed by the Trustees or by shareholders at a special meeting. A special meeting of shareholders shall be called by the Trustees upon the written request of shareholders owning at least 10% of the Trust's outstanding shares of all series entitled to vote.

EFFECT OF BANKING LAWS
-------------------------------------------------------------------------------

The Glass-Steagall Act and other banking laws and regulations presently prohibit a bank holding company registered under the Bank Holding Company Act of 1956 or any affiliate thereof from sponsoring, organizing, or controlling a registered, open-end investment company continuously engaged in the issuance of its shares, and from issuing, underwriting, selling, or distributing securities in general. Such laws and regulations do not prohibit such a holding company or affiliate from acting as investment adviser, transfer agent, or custodian to such an investment company or from purchasing shares of such a company as agent for and upon the order of their customer.

Some entities providing services to the Trust are subject to such banking laws and regulations. They believe that they may perform those services for the Funds contemplated by any agreement entered into with the Trust without violating those laws or regulations. Changes in either federal or state statutes and regulations relating to the permissible activities of banks and their subsidiaries or affiliates, as well as further judicial or administrative decisions or interpretations of present or future statutes and regulations, could prevent these entities from continuing to perform all or a part of the above services for their customers and/or the Funds.


If this happens, the Trustees would consider alternative means of continuing available services. It is not expected that the Funds' shareholders would suffer any adverse financial consequences as a result of any of these occurrences.

TAX INFORMATION
-------------------------------------------------------------------------------

FEDERAL INCOME TAX

The Funds will pay no federal income tax because each Fund expects to meet requirements of the Internal Revenue Code applicable to regulated investment companies and to receive the special tax treatment afforded to such companies.

Each Fund will be treated as a single, separate entity for federal income tax purposes so that income (including capital gains) and losses realized by a Fund will not be combined for tax purposes with those realized by any of the other Funds.

Unless otherwise exempt, shareholders are required to pay federal income tax on any dividends and other distributions, including capital gains distributions, received. This applies whether dividends and distributions are received in cash or as additional shares. Each Fund will provide detailed tax information for reporting purposes.

THE STELLAR TAX-FREE BOND FUND--ADDITIONAL FEDERAL INCOME TAX INFORMATION

Interest on some municipal securities may be subject to the federal alternative minimum tax.

Shareholders are not required to pay regular federal income tax on any dividends received from the Fund that represent net interest on tax- exempt municipal bonds. However, under the Tax Reform Act of 1986, dividends representing net interest earned on certain "private activity" bonds issued after August 7, 1986, may be included in calculating the federal individual alternative minimum tax or the federal alternative minimum tax for corporations. The Fund may purchase all types of municipal securities including private activity bonds.

The alternative minimum tax applies when it exceeds the regular tax for the taxable year. Alternative minimum taxable income is equal to the regular taxable income of the taxpayer increased by certain "tax preference" items not included in regular taxable income and reduced by only a portion of the deductions allowed in the calculation of the regular tax.

Dividends of the Fund representing net income earned on some temporary investments and any realized net short-term gains are taxed as ordinary income.

These tax consequences apply whether dividends are received in cash or as additional shares. Information on the tax status of dividends and distributions is provided annually.

STATE AND LOCAL TAXES

With respect to The Stellar Tax-Free Bond Fund, income from the Fund is not necessarily free from income taxes of any state or local taxing authority. State laws differ on this issue and shareholders are urged to consult their own tax advisers regarding the status of their accounts under state and local tax laws.

PERFORMANCE INFORMATION
-------------------------------------------------------------------------------

From time to time, each Fund may advertise its total return and yield. In addition, The Stellar Tax-Free Bond Fund may advertise tax-equivalent yield.

Total return represents the change, over a specified period of time, in the value of an investment in a Fund or class after reinvesting all income and capital gain distributions. It is calculated by dividing that change by the initial investment and is expressed as a percentage.

The yield of a Fund or class is calculated by dividing the net investment income per share (as defined by the Securities and Exchange Commission) earned by a Fund or class over a thirty-day period by the maximum offering price per share of a Fund or class on the last day of the period. This number is then annualized using semi-annual compounding. The tax-equivalent yield of The Stellar Tax-Free Bond Fund is calculated similarly to the yield, but is adjusted to reflect the taxable yield that The

Stellar Tax-Free Bond Fund would have had to earn to equal its actual yield, assuming a specific tax rate. The yield and tax equivalent yield do not necessarily reflect income actually earned by a Fund or class and, therefore, may not correlate to the dividends or other distributions paid to shareholders.

With respect to U.S. Government Income Fund, Relative Value Fund, and Capital Appreciation Fund, Investment Shares of The Stellar Fund, and The Stellar Tax-Free Bond Fund, the performance information normally reflects the effect of the maximum sales load which, if excluded, would increase the total return and yield, and with respect to The Stellar Tax-Free Bond Fund, the tax-equivalent yield. Occasionally, performance information which does not reflect the effect of the sales load may be quoted in advertising. With respect to Strategic Income Fund and Growth Equity Fund, the performance information normally reflects the effect of non-recurring charges, such as the CDSC, which, if excluded, would increase the total return and yield.

With respect to The Stellar Fund, total return and yield will be calculated separately for Trust Shares and Investment Shares. Because Investment Shares are subject to a Rule 12b-1 fee, the total return and yield for Trust Shares, for the same period, will exceed that of Investment Shares.

From time to time, advertisements for a Fund may refer to ratings, rankings, and other information in certain financial publications and/or compare a Fund's performance to certain indices.


ADDRESSES
--------------------------------------------------------------------------------

               Star U.S. Government Income Fund
               Star Strategic Income Fund
               The Stellar Fund
               The Stellar Insured Tax-Free Bond Fund
               Star Relative Value Fund
               Star Growth Equity Fund                    Federated Investors Tower
               Star Capital Appreciation Fund             Pittsburgh, Pennsylvania 15222-3779
---------------------------------------------------------------------------------------------
Distributor
               Federated Securities Corp.                 Federated Investors Tower
                                                          Pittsburgh, Pennsylvania 15222-3779
---------------------------------------------------------------------------------------------
Investment Adviser
               Star Bank, N.A.                            425 Walnut Street
                                                          Cincinnati, Ohio 45202
---------------------------------------------------------------------------------------------
Custodian
               Star Bank, N.A.                            425 Walnut Street
                                                          Cincinnati, Ohio 45202
---------------------------------------------------------------------------------------------
Transfer Agent, Dividend Disbursing Agent,
and Portfolio Accounting Services
               Federated Shareholder Services Company     Federated Investors Tower
                                                          Pittsburgh, Pennsylvania 15222-3779
---------------------------------------------------------------------------------------------
Independent Public Accountants
               Arthur Andersen LLP                        2100 One PPG Place
                                                          Pittsburgh, Pennsylvania 15222
---------------------------------------------------------------------------------------------




CUSIP 854911500                                     ----------------------------
CUSIP 854911880                                           Star Bank, N.A.
CUSIP 854911708                                         Investment Adviser
CUSIP 854911609                                     ----------------------------
CUSIP 854911401                                      Federated Securities Corp.
CUSIP 854911864                                             Distributor
CUSIP 854911807                                     ----------------------------

G00522-05 (3/97)
4806TR



THE STELLAR INSURED TAX-FREE BOND FUND
(A PORTFOLIO OF THE STAR FUNDS)
Supplement to the Statement of Additional Information dated March 31, 1997

     A. Please add the following section entitled "Portfolio Turnover" immediately following the section entitled "Municipal Bond Insurers-Financial Security Assurance Holdings" on page 8 of the Statement of Additional
Information: "Portfolio Turnover Securities in the Fund's portfolio will be sold whenever the adviser believes it is appropriate to so do in light of the Fund's investment objective, without regard to the length of time a particular security may have been held. For the period from December 24, 1996 (start of business) to May 31, 1997, the Fund's portfolio turnover rate was 11%."

     B. Please delete the section entitled "Fund Ownership" on page 14 of the Statement of Additional Information and replace it with the following: "Fund Ownership Officers and Directors own less than 1% of the Fund's outstanding shares. As of June 9, 1997, the following shareholders of record owned 5% or more of the outstanding shares of the Fund: Firstcinco, acting in various capacities for numerous accounts, was the owner of record of approximately 10,532,238 shares (89.49%)."

     C. Please add the following as the second paragraph of the section entitled "Advisory Fees" on page 15 of the Statement of Additional Information:

      "For the period from December 24, 1996 (start of business) to May 31, 1997, Star Bank earned advisory fees of $358,736, of which $119,579 were waived."

     D. Please add the following as the last sentence of the second paragraph of the section entitled "Brokerage Transactions" on page 15 of the Statement of Additional Information: "During the period from December 24, 1996 (start of business) to May 31, 1997, the Fund paid no brokerage commissions on brokerage transactions."

     E. Please add the following as the last sentence of the paragraph of the section entitled "Other Services-Fund Administration" on page 16 of the Statement of Additional Information: "For the period from December 24, 1996 (start of business) to May 31, 1997, the Fund incurred costs for administrative services of $44,444."

     F. Please delete the section entitled "Total Return" on page 20 of the Statement of Additional Information and replace it with the following: "Total Return The average annual total return for the Fund is the average compounded rate of return for a given period that would equate a $1,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of shares owned at the end of the period by the net asset value per share at the end of the period. The number of shares owned at the end of the period is based on the number of shares purchased at the beginning of the period with $1,000, less any applicable sales charge, adjusted over the period by any additional shares, assuming the monthly reinvestment of all dividends and distributions. The Fund's cumulative total return for the period from December 30, 1996 (date of initial public investment) to May 31, 1997 was (2.49%). Cumulative total return reflects the Fund's total performance over a specific period of time. The Fund's total return assumes and is reduced by the payment of the maximum sales charge. The Fund's total return is representative of approximately 5 months of investment activity since the Fund's effective date."

     G. Please add the following as the third paragraph of the section entitled "Yield" on page 20 of the Statement of Additional Information: "The Fund's yield for the thirty-day period ended May 31, 1997 was 4.38%."

     H. Please add the following as the second paragraph of the section entitled "Tax-Equivalent Yield" on page 20 of the Statement of Additional Information:
"The Fund's Tax-Equivalent yield for the thirty-day period ended May 31, 1997 was 7.25%."



                                                                  July 11, 1997

      STAR BANK, N.A.
      INVESTMENT ADVISER

      FEDERATED SECURITIES CORP.
      Distributor

      Cusip 854911 85 6
      G00446-06 (7/97)





                     The Stellar Insured Tax-Free Bond Fund
                         (A Portfolio of the Star Funds)

                       Statement of Additional Information








This Statement of Additional Information should be read with the prospectus of the Stock and Bond Funds dated March 31, 1997. This Statement is not a prospectus itself. To request a copy of the prospectus, free of charge, or a paper copy of this Statement of Additional Information, if you received it electronically, write to The Stellar Insured Tax-Free Bond Fund (the "Fund") or call 1-800-677-FUND.

Federated Investors Tower
Pittsburgh, Pennsylvania 15222-3779



                                           Statement dated March 31, 1997



                                 STAR BANK, N.A.
                               INVESTMENT ADVISER


                           FEDERATED SECURITIES CORP.
                                   Distributor

General Information About the Fund  1


Investment Objective and Policies           1

    Acceptable Investments          1
    Temporary Investments           6
    Municipal Bond Insurers                 7
    Investment Limitations                  8

Star Funds Management                       11

    Fund Ownership                          14
    Officers and Trustees Compensation      14
    Trustee Liability                       14

Investment Advisory Services                15

    Adviser to the Fund                     15
    Advisory Fees                           15

Brokerage Transactions                      15


Other Services                              16


    Fund Administration                     16
    Custodian                               16
    Transfer Agent, Dividend Disbursing
        Agent and Portfolio Accounting
        Services                            16
    Independent Public Accountants          16

Purchasing Shares                           16

    Distribution Plan                       16
    Administrative Arrangements             17
    Shareholder Services Plan               17
    Conversion to Federal Funds             17

Determining Net Asset Value                 17

    Determining Market Value of Securities  17

Exchange Privilege                          18

    Requirements for Exchange               18
    Making an Exchange                      18

Redeeming Shares                            17

    Redemption in Kind                      17

Massachusetts Partnership Law               19


Tax Status                                  19

    The Fund's Tax Status                   19
    Shareholders' Tax Status                19

Total Return                                20


Yield                                       20


Tax-Equivalent Yield                        20

    Tax-Equivalency Table                   21

Performance Comparisons             22
    Economic and Market Information 23


Appendix                                    24



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13






General Information About the Fund

The Fund is a portfolio of the Star Funds (the "Trust"). The Trust was established as a Massachusetts business trust under a Declaration of Trust dated January 23, 1989. The Declaration of Trust permits the Trust to offer separate series of shares of beneficial interest representing interests in separate portfolios of securities. On May 1, 1993, the Board of Trustees (the "Trustees") approved changing the name of the Trust, effective May 1, 1993, from Losantiville Funds to Star Funds.

Investment Objective and Policies

The Fund's investment objective is to provide current income which is exempt from federal income tax. The objective cannot be changed without approval of shareholders. The investment policies described below may be changed by the Trustees without shareholder approval. Shareholders will be notified before any material change in these policies becomes effective.

Acceptable Investments

The Fund invests primarily in municipal securities that are covered by insurance guaranteeing the timely payment of principal and interest.

          Characteristics

          The   municipal   securities  in  which  the  Fund  invests  have  the
characteristics set forth in the prospectus.

          A municipal security will be determined by the Fund's investment adviser to meet the quality standards established by the Trustees if it is of comparable quality to municipal securities within the Fund's rating requirements. The Trustees consider the creditworthiness of the issuer of a municipal security, the issuer of a participation interest if the Fund has the right to demand payment from such issuer, or the guarantor of payment by either of those issuers. If a security loses its rating or has its rating reduced below the required minimum after the Fund has purchased it, the Fund is not required to sell the security from its portfolio, but will consider doing so. If ratings made by Moody's Investors Service, Inc. ("Moody's"), Standard & Poor's Ratings Group ("S&P"), Fitch Investors Service, Inc. ("Fitch"), Duff & Phelps Credit Rating Co. ("D&P") or any other nationally recognized statistical rating organization (an "NRSRO") change because of changes in those organizations or in their rating systems, the Fund will try to use comparable ratings as standards in accordance with the investment policies described in the Fund's prospectus.

          Types of Acceptable Investments

          Examples of municipal securities include, but are not limited to:

          o   industrial development bonds;

          o   municipal notes and bonds;

          o   serial notes and bonds sold with a series of maturity dates;

          o tax anticipation notes and bonds sold to finance working capital needs of municipalities in anticipation of receiving taxes at a later date;

          o bond anticipation notes sold in anticipation of the issuance of longer-term bonds in the future;

          o prerefunded municipal bonds refundable at a later date (payment of principal and interest on prerefunded bonds are assured through the first call date by the deposit in escrow of U.S. government securities); and

          o general obligation bonds secured by a municipality's pledge of taxation.

          Participation Interests

          The financial institutions from which the Fund purchases participation interests frequently provide or secure from other financial institutions irrevocable letters of credit or guarantees and give the Fund the right to demand payment on specified notice (normally within thirty days) from the issuer of the letter of credit or guarantee. These financial institutions may charge certain fees in connection with their repurchase commitments, including a fee equal to the excess of the interest paid on the municipal securities over the negotiated yield at which the participation interests were purchased by the Fund. By purchasing participation interests, the Fund is buying a security meeting the quality requirements of the Fund and is also receiving the tax-free benefits of the underlying securities.

          In the acquisition of participation interests, the Fund's investment adviser will consider the following quality factors:

          o a high-quality underlying municipal security (of which the Fund takes possession);

          o   a high-quality issuer of the participation interest; or

          o a guarantee or letter of credit from a high-quality financial institution supporting the participation interest.

          Variable Rate Municipal Securities

          Variable interest rates generally reduce changes in the market value of municipal securities from their original purchase prices. Accordingly, as interest rates decrease or increase, the potential for capital appreciation or depreciation is less for variable rate municipal securities than for fixed income obligations.

          Many municipal securities with variable interest rates purchased by the Fund are subject to repayment of principal (usually within seven days) on the Fund's demand. The terms of these variable rate demand instruments require payment of principal and accrued interest from the issuer of the municipal obligations, the issuer of the participation interests, or a guarantor of either issuer.

Futures and Options Transactions. As a means of reducing fluctuations in the Fund's net asset value, the Fund may attempt to hedge all or a portion of its portfolio by buying and selling futures contracts and options on futures contracts, and buying put and call options on securities indices. The Fund may also purchase put options on portfolio securities to hedge a portion of its portfolio investments. The Fund will maintain its positions in securities, option rights, and segregated cash subject to puts and calls until the options are exercised, closed, or have expired. An option position on futures contracts may be closed out over-the-counter or on a nationally recognized exchange which provides a secondary market for options of the same series.

          Futures Contracts. The Fund may purchase and sell financial futures contracts to hedge against the effects of changes in the value of portfolio securities due to anticipated changes in interest rates and market conditions without necessarily buying or selling the securities. Although some financial futures contracts call for making or taking delivery of the underlying securities, in most cases these obligations are closed out before the settlement date. The closing of a contractual obligation is accomplished by purchasing or selling an identical offsetting futures contract. Other financial futures contracts by their terms call for cash settlements.

          A futures contract is a firm commitment by two parties; the seller, who agrees to make delivery of the specific type of security called for in the contract ("going short") and the buyer, who agrees to take delivery of the securities ("going long") at a certain time in the future. For example, in the fixed income securities market, prices move inversely to interest rates. A rise in rates means a drop in price. Conversely, a drop in rates means a rise in price. In order to hedge its holdings or fixed income securities against a rise in market interest rates, the Fund could enter into contracts to deliver securities at a predetermined price (i.e., "go short") to protect itself against the possibility that the prices of its fixed income securities may decline during the Fund's anticipated holding period. The Fund would "go long" (agree to purchase securities in the future at a predetermined price) to hedge against a decline in market interest rates.

          "Margin" In Futures Transactions. Unlike the purchase or sale of a security, the Fund does not pay or receive money upon the purchase or sale of a futures contract. Rather, the Fund is required to deposit an amount of "initial margin" in cash, U.S. government securities or highly-liquid debt securities with its custodian (or the broker, if legally permitted). The nature of initial margin in futures transactions is different from that of margin in securities transactions in that initial margin in futures transactions does not involve the borrowing of funds by the Fund to finance the transactions. Initial margin is in the nature of a performance bond or good faith deposit on the contract which is returned to the Fund upon termination of the futures contract, assuming all contractual obligations have been satisfied.

          A futures contract held by the Fund is valued daily at the official settlement price of the exchange on which it is traded. Each day the Fund pays or receives cash, called "variation margin," equal to the daily change in value of the futures contract. This process is known as "marking to market." Variation margin does not represent a borrowing or loan by the Fund but is instead settlement between the Fund and the broker of the amount one would owe the other if the futures contract expired. In computing its daily net asset value, the Fund will mark to market its open futures position. The Fund is also required to deposit and maintain margin when it writes call options on futures contracts. When the Fund purchases futures contracts, an amount of cash and cash equivalents, equal to the underlying commodity value of the futures contracts (less any related margin deposits), will be deposited in a segregated account with the Fund's custodian (or the broker, if legally permitted) to collateralize the position and thereby insure that the use of such futures contracts is unleveraged.

          To the extent required to comply with CFTC Regulation 4.5 and thereby avoid status as a "commodity pool operator," the Fund will not enter into a futures contract for other than bona fide hedging purposes, or purchase an option thereon, if immediately thereafter the initial margin deposits for futures contracts held by it, plus premiums paid by it for open options on futures contracts, would exceed 5% of the market value of the Fund's net assets, after taking into account the unrealized profits and losses on those contracts it has entered into; and, provided further, that in the case of an option that is in-the-money at the time of purchase, the in-the-money amount may be excluded in computing such 5%. Second, the Fund will not enter into these contracts for speculative purposes; rather, these transactions are entered into only for bona fide hedging purposes, or other permissible purposes pursuant to regulations promulgated by the CFTC. Third, since the Fund does not constitute a commodity pool, it will not market itself as such, nor serve as a vehicle for trading in the commodities futures or commodity options markets. Finally, because the Fund will submit to the CFTC special calls for information, the Fund will not register as a commodities pool operator.

          Put Options on Financial Futures Contracts. The Fund may purchase listed put options on financial contracts to protect portfolio securities against decreases in value resulting from market factors, such as an anticipated increase in interest rates or decrease in stock prices. Unlike entering directly into a futures contract, which requires the purchaser to buy a financial instrument on a set date at a specified price, the purchase of a put option on a futures contract entitles (but does not obligate) its purchaser to decide on or before a future date whether to assume a short position at the specified price.

          Generally, if the hedged portfolio securities decrease in value during the term of an option, the related futures contracts will also decrease in value and the option will increase in value. In such an event, the Fund will normally close out its option by selling an identical option. If the hedge is successful, the proceeds received by the Fund upon the sale of the second option will be large enough to offset both the premium paid by the Fund for the original option plus the decrease in value of the hedged securities.

          Alternatively, the Fund may exercise its put option to close out the position. To do so, it would simultaneously enter into a futures contract of the type underlying the option (for a price less than the strike price of the option) and exercise the option. The Fund would then deliver the futures contract in return for payment of the strike price. If the Fund neither closes out nor exercises an option, the option will expire on the date provided in the option contract, and only the premium paid for the contract will be lost.

          The Fund may write listed put options on financial futures contracts to hedge its portfolio against a decrease in market interest rates. The Fund will use these transactions to attempt to protect its ability to purchase portfolio securities in the future at price levels existing at the time it enters into the transaction. When the Fund writes (sells) a put on a futures contract, it receives a cash premium in exchange for granting to the purchaser of the put the right to receive from the Fund, at the strike price, a short position in such futures contract (the Fund undertakes the obligation to assume a long futures position), even though the strike price upon exercise of the option is greater than the value of the futures position received by such holder. As market interest rates decrease, the market price of the underlying futures contract normally increases. As the market value of the underlying futures contract increases, the buyer of the put option has less reason to exercise the put because the buyer can sell the same futures contract at a higher price in the market. If the value of the underlying futures position is not such that exercise of the option would be profitable to the option holder, the option will generally expire without being exercised. The premium received by the Fund can then be used to offset the higher prices of portfolio securities to be purchased in the future.

          In will generally be the policy of the Fund, in order to avoid the exercise of an option sold by it, to cancel its obligations under the option by entering into a closing purchase transaction, if available, unless it is determined to be in the Fund's interest to deliver the underlying futures position. A closing purchase transaction consists of the purchase by the Fund of an option having the same term as the option sold by the Fund, and has the effect of canceling the Fund's position as a seller. The premium which the Fund will pay in executing a closing purchase transaction may be higher than the premium received when the option was sold, depending in large part upon the relative price of the underlying futures position at the time of each transaction. If the hedge is successful, the cost of buying the second option will be less than the premium received by the Fund for the initial option.

          Call Options on Financial Futures Contracts. In addition to purchasing put options on futures, the Fund may write (sell) listed and over-the-counter call options on financial futures contracts to hedge its portfolio. When the Fund writes a call option on a futures contract, it is undertaking the obligation of assuming a short futures position (selling a futures contract) at the fixed strike price at any time during the life of the option if the option is exercised. As market interest rates rise, causing the prices of futures to go down, the Fund's obligation under a call option on a future (to sell a futures contract) costs less to fulfill, causing the value of the Fund's call option position to increase. In other words, as the underlying futures price does down below the strike price, the buyer of the option has no reason to exercise the call, so that the Fund keeps the premium received for the option. This premium can substantially offset the drop in value of the Fund's portfolio securities.

          Prior to the expiration of a call written by the Fund, or exercise of it by the buyer, the Fund may close out the option by buying an identical option. If the hedge is successful, the cost of the second option will be less than the premium received by the Fund for the initial option. The net premium income of the Fund will then substantially offset the decrease in value of the hedged securities.

          An additional way in which the Fund may hedge against decreases in market interest rates is to buy a listed call option on a financial futures contract. The Fund will use these transactions to attempt to protect its ability to purchase portfolio securities in the future at price levels existing at the time it enters into the transaction. When the Fund purchases a call on a financial futures contract, it receives in exchange for the payment of a cash premium the right, but not the obligation, to enter into the underlying futures contract at a strike price determined at the time the call was purchased, regardless of the comparative market value of such futures position at the time the option is exercised. The holder of a call option has the right to receive a long (or buyer's) position in the underlying futures contract. As market interest rates fall or stock prices increase, the value of the underlying futures contract will normally increase, resulting in an increase in value of the Fund's option position. When the market price of the underlying futures contract increases above the strike price plus premium paid, the Fund could exercise its option and buy the futures contract below market price. Prior to the exercise or expiration of the call option, the Fund could sell an identical call option and close out its position. If the premium received upon selling the offsetting call is greater than the premium originally paid, the Fund has completed a successful hedge.

          Limitation on Open Futures Positions. The Fund will not maintain open positions in futures contracts it has sold or call options it has written on futures contracts if, in the aggregate, the value of the open positions (marked to market) exceeds the current market value of its securities portfolio plus or minus the unrealized gain or loss on those open positions, adjusted for the correlation of volatility between the hedged securities and the futures contracts. If this limitation is exceeded at any time, the Fund will take prompt action to close out a sufficient number of open contracts to bring its open futures and options positions within this limitation.

          Purchasing Put Options on Portfolio Securities. The Fund may purchase put options on portfolio securities to protect against price movements in the Fund's portfolio securities. A put option gives the Fund, in return for a premium, the right to sell the underlying security to the writer (seller) at a specified price during the term of the option.

          Over-the-Counter Options. The Fund may generally purchase over-the-counter options on portfolio securities in negotiated transactions with the writers of the options when options on the portfolio securities held by the Fund are not traded on an exchange. The Fund purchases options only with investment dealers and other financial institutions (such as commercial banks or savings associations) deemed creditworthy by the Fund's investment adviser.

          Over-the-counter options are two-party contracts with price and terms negotiated between buyer and seller. In contrast, exchange-traded options are third party contracts with standardized strike prices and expiration dates and are purchased from a clearing corporation. Exchange-traded options have a continuous liquid market while over-the-counter options may not.

Risks. When the Fund uses futures and options on futures as hedging devices, there is a risk that the prices of the securities subject to the futures contracts may not correlate perfectly with the prices of the securities in the Fund's portfolio. This may cause the futures contract and any related options to react differently to market changes than the portfolio securities. In addition, the Fund's investment adviser could be incorrect in its expectations about the direction or extent of market factors such as interest rate movements. In these events, the Fund may lose money on the futures contract or option.

          It is not certain that a secondary market for positions in futures contracts or for options will exist at all times. Although the Fund's investment adviser will consider liquidity before entering into these transactions, there is no assurance that a liquid secondary market on an exchange or otherwise will exist for any particular futures contract or option at any particular time. The Fund's ability to establish and close out futures and options positions depends on this secondary market. The inability to close these positions could have an adverse effect on the Fund's ability to hedge its portfolio.

          To minimize risks, the Fund may not purchase or sell futures contracts or related options if immediately thereafter the sum of the amount of margin deposits on the Fund's existing futures positions and premiums paid for related options would exceed 5% of the market value of the Fund's total assets after taking into account the unrealized profits and losses on those contracts it has entered into; and, provided further, that in the case of an option that is in-the-money at the time of purchase, the in-the-money amount may be excluded in computing such 5%. When the Fund purchases futures contracts, an amount of cash and cash equivalents, equal to the underlying commodity value of the futures contracts (less any related margin deposits), will be deposited in a segregated account with the Fund's custodian (or the broker, if legally permitted) to collateralize the position and thereby insure that the use of such futures contract is unleveraged. When the Fund sells futures contracts, it will either own or have the right to receive the underlying future or security, or will make deposits to collaterize the position as discussed above.

When-Issued and Delayed Delivery Transactions

          These transactions are made to secure what is considered to be an advantageous price or yield for the Fund. No fees or other expenses, other than normal transaction costs, are incurred. However, liquid assets of the Fund sufficient to make payment for the securities to be purchased are segregated on the Fund's records at the trade date. These assets are marked to market daily and are maintained until the transaction has been settled. The Fund does not intend to engage in when-issued and delayed delivery transactions to an extent that would cause the segregation of more than 20% of the total value of its assets.

Temporary Investments

The Fund may also invest in temporary investments from time to time:

          o   as a reaction to market conditions;

          o while waiting to invest proceeds of sales of shares or portfolio securities, although generally such proceeds from sales of shares will be invested in municipal securities as quickly as possible;

          o   in anticipation of redemption requests; or

          o for temporary defensive purposes, in which case the Fund may invest more than 20% of the value of its net assets in cash or certain money market instruments, U.S. Treasury bills or securities issued or guaranteed by the U.S. government, its agencies or instrumentalities, or repurchase agreements.

Repurchase Agreements
          Certain securities in which the Fund invests may be purchased pursuant to repurchase agreements. Repurchase agreements are arrangements in which banks, broker/dealers, and other recognized financial institutions sell U.S. government securities or certificates of deposit to the Fund and agree at the time of sale to repurchase them at a mutually agreed upon time and price within one year from the date of acquisition. The Fund or its custodian will take possession of the securities subject to repurchase agreements. To the extent that the original seller does not repurchase the securities from the Fund, the Fund could receive less than the repurchase price on any sale of such securities. In the event that such a defaulting seller filed for bankruptcy or became insolvent, disposition of such securities by the Fund might be delayed pending court action. The Fund believes that under the regular procedures normally in effect for custody of the Fund's portfolio securities subject to repurchase agreements, a court of competent jurisdiction would rule in favor of the Fund and allow retention or disposition of such securities. The Fund may only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are found by the Fund's investment adviser to be creditworthy pursuant to guidelines established by the Trustees.

Reverse Repurchase Agreements
          The Fund may also enter into reverse repurchase agreements. This transaction is similar to borrowing cash. In a reverse repurchase agreement the Fund transfers possession of a portfolio instrument to another person, such as a financial institution, broker, or dealer, in return for a percentage of the instrument's market value in cash, and agrees that on a stipulated date in the future the Fund will repurchase the portfolio instrument by remitting the original consideration plus interest at an agreed upon rate. The use of reverse repurchase agreements may enable the Fund to avoid selling portfolio instruments at a time when a sale may be deemed to be disadvantageous, but the ability to enter into reverse repurchase agreements does not ensure that the Fund will be able to avoid selling portfolio instruments at a disadvantageous time. When effecting reverse repurchase agreements, liquid assets of the Fund, in a dollar amount sufficient to make payment for the obligations to be purchased, are segregated at the trade date. These securities are marked to market daily and maintained until the transaction is settled.

Investments in Cash
          From time to time, such as when suitable municipal bonds are not available, the Fund may invest a portion of its assets in cash. Any portion of the Fund's assets maintained in cash will reduce the amount of assets in municipal securities and thereby reduce the Fund's yield.

Municipal Bond Insurers

Municipal bond insurance may be provided by one or more of the following insurers or any other municipal bond insurer which is rated in the highest rating category by an NRSRO. The claims-paying ability of each of the following insurers has been rated in the highest rating category by an NRSRO.

          Municipal Bond Investors Assurance Corp.
                  Municipal Bond Investors Assurance Corp. ("MBIA") is a wholly-owned subsidiary of MBIA, Inc., a Connecticut insurance company, which is owned by Aetna Life and Casualty, Credit Local DeFrance CAECL, S.A., The Fund American Companies, and the public. The investors of MBIA, Inc., are not obligated to pay the obligations of MBIA. MBIA, domiciled in New York, is regulated by the New York State Insurance Department and licensed to do business in various states. The address of MBIA is 113 King Street, Armonk, New York, 10504, and its telephone number is (914) 273-4345.

          AMBAC Indemnity Corporation
                  AMBAC Indemnity Corporation ("AMBAC") is a Wisconsin-domiciled stock insurance company, regulated by the Insurance Department of Wisconsin, and licensed to do business in various states. AMBAC is a wholly-owned subsidiary of AMBAC, Inc., a financial holding company which is owned by the public. Copies of certain statutory required filings of AMBAC can be obtained from AMBAC. The address of AMBAC's administrative offices is One State Street Plaza, 17th Floor, New York, New York 10004, and its telephone number is (212) 668-0340.

          Financial Guaranty Insurance Company
                  Financial Guaranty Insurance Company ("Financial Guaranty") is a wholly-owned subsidiary of FGIC Corporation, a Delaware holding company. FGIC Corporation is wholly-owned by General Electric Capital Corporation. The investors in FGIC Corporation are not obligated to pay the debts of or the claims against Financial Guaranty. Financial Guaranty is subject to regulation by the State of New York Insurance Department and is licensed to do business in various states. The address of Financial Guaranty is 175 Water Street, New York, New York 10038, and its telephone number is (212) 607-3000.

          Financial Security Assurance Holdings
                  Financial Security Assurance ("FSA"), a wholly-owned subsidiary of Financial Security Assurance Holdings domiciled in New York, is a monoline financial guaranty insurer of municipal bonds and asset-backed securities. The investors in FSA are not obligated to pay the debts of or the claims against FSA. FSA is subject to regulation by the State of New York Insurance Department and is licensed to do business in all fifty states and in the District of Columbia. The address of FSA is 350 Park Avenue, New York, NY 10022, and its telephone number is (212) 688-3101.

Investment Limitations

          Selling Short and Buying on Margin
                  The Fund will not sell any securities short or purchase any securities on margin, but may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities. The deposit or payment by the Fund of initial or variation margin in connection with financial futures contracts or related options transactions is not considered the purchase of a security on margin.

          Concentration of Investments
                  The Fund will not purchase securities if, as a result of such purchase, 25% or more of the value of the Fund's total assets would be invested in any one industry, or in industrial development bonds or other securities, the interest upon which is paid from revenues of similar types of projects. However, the Fund may invest as temporary investments more than 25% of the value of its assets in cash or certain money market instruments, securities issued or guaranteed by the U.S. government, its agencies or instrumentalities, or instruments secured by these money market instruments, such as repurchase agreements. The Fund does not intend to purchase securities (other than securities guaranteed by the U.S. government or its agencies or direct obligations of the U.S. government) if, as a result of such purchases, 25% or more of the value of its total assets would be invested in a governmental subdivision in any one state, territory or possession of the United States.

          Borrowing Money
                  The Fund will not borrow money or engage in reverse repurchase agreements for investment leverage, except as described in the prospectus, and as a temporary, extraordinary, or emergency measure or to facilitate management of the portfolio by enabling the Fund to meet redemption requests when the liquidation of portfolio securities is deemed to be inconvenient or disadvantageous. Interest paid on borrowed funds will serve to reduce the Fund's income. The Fund will not purchase any securities while borrowings in excess of 5% of its total assets are outstanding.

          Investing in Restricted Securities
                  The Fund will not invest more than 15% of the value of its net assets in securities subject to restrictions on resale under the Securities Act of 1933.
          Pledging Assets
                  The Fund will not mortgage, pledge, or hypothecate its assets, except to secure permitted borrowings. In those cases, it may mortgage, pledge or hypothecate assets having a market value not exceeding 10% of the value of its total assets at the time of the pledge. Margin deposits for the purchase and sale of financial futures contracts and related options are not deemed to be a pledge.

          Investing in Commodities and Minerals
                  The Fund will not purchase or sell commodities, commodity contracts, oil, gas, or other mineral exploration or development programs or leases, except that the Fund may purchase and sell financial futures contracts.

          Investing in Real Estate
                  The Fund will not purchase or sell real estate including limited partnership interests, although it may invest in securities secured by real estate or interests in real estate.

          Underwriting
                  The Fund will not underwrite any issue of securities, except as it may be deemed to be an underwriter under the Securities Act of 1933 in connection with the sale of securities in accordance with its investment objective, policies, and limitations.

          Issuing Senior Securities
                  The Fund will not issue senior securities except for when-issued and delayed-delivery transactions and futures contracts, each of which might be considered senior securities. In addition, the Fund reserves the right to purchase municipal securities which the Fund has the right or obligation to sell to a third-party (including the issuer of a participation interest).

          Lending Cash or Securities
                  The Fund will not lend any of its assets. This shall not prevent the Fund from acquiring publicly or non-publicly issued municipal securities or temporary investments, entering into repurchase agreements, or engaging in other transactions in accordance with its investment objective, policies, and limitations or Declaration of Trust.

          Dealing in Puts and Calls
                  The Fund will not purchase or sell puts, calls, spreads or any combination of them, except that the Fund may purchase put options on municipal securities in an amount up to 5% of its total assets and may purchase municipal securities accompanied by agreements of sellers to repurchase them at the Fund's option.

The above limitations cannot be changed without shareholder approval. The following investment limitations, however, may be changed by the Trustees without shareholder approval. Shareholders will be notified before any material change in these limitations becomes effective.
          Investing in Illiquid Securities
                  The Fund will not invest more than 15% of the value of its net assets in securities which are not readily marketable or which are otherwise considered illiquid, including repurchase agreements providing for settlement in more than seven days after notice, certain restricted securities not determined by the Trustees to be liquid, and participation interests and variable rate municipal securities without a demand feature or with a demand feature of longer than seven days and which the Fund's investment adviser believes cannot be sold within seven days.

          Investing in Securities of Other Investment Companies
                  The Fund will limit its investment in other investment companies to no more than 3% of the total outstanding voting stock of any investment company, invest no more than 5% of its total assets in any one investment company, and invest no more than 10% of its total assets in investment companies in general. The Fund will limit its investments in the securities of other investment companies to those having investment objectives and policies similar to its own. The Fund will not purchase or acquire any security issued by a registered closed-end investment company if, immediately after the purchase or acquisition, 10% or more of the voting securities of the closed-end investment company would be owned by the Fund and other investment companies having the same adviser and companies controlled by these investment companies. The Fund will purchase securities of closed-end investment companies only in open-market transactions involving only customary broker's commissions. However, these limitations are not applicable if the securities are acquired in a merger, consolidation, reorganization, or acquisition of assets. It should be noted that investment companies may incur certain expenses which may be duplicative of certain fees incurred by the Fund. The Fund's investment adviser will waive its investment advisory fee on assets of the Fund invested in securities of open-end investment companies.

Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such restriction.

For purposes of its policies and limitations, the Fund considers instruments issued by a U.S. branch of a domestic bank having capital, surplus, and undivided profits in excess of $100,000,000 at the time of investment to be "cash items."

The Fund has no present intent to borrow money or pledge securities (except as a temporary, extraordinary or emergency measure) in excess of 5% of the value of its net assets or to invest in securities of closed-end investment companies.

Star Funds Management

Officers and Trustees are listed with their addresses, birthdates, present positions with the Star Funds, and principal occupations. Except as listed below, none of the Trustees or officers are affiliated with Star Bank, N.A., Federated Investors, Federated Securities Corp., Federated Services Company, Federated Administrative Services, or the Funds (as defined below).


Thomas L. Conlan, Jr.*
2884 Lengel Road
Cincinnati, Ohio 45244
Birthdate:  May 20, 1938

Trustee

President and Chief Executive Officer, The Student Loan Funding Corporation and SLFC, Inc., Cincinnati, Ohio.


Alfred Gottschalk, Ph.D.
2401 Ingleside Avenue
Cincinnati, Ohio 45206
Birthdate:  March 7, 1930

Trustee

Chancellor (since January 1996), Professor and President (1971-1995), Hebrew Union College--Jewish Institute of Religion, Cincinnati, Ohio.


Edward C. Gonzales **
Federated Investors Tower
Pittsburgh, PA  15222
Birthdate:  October 22, 1930

President, Treasurer and Trustee

Vice Chairman, Treasurer, and Trustee, Federated Investors; Vice President, Federated Advisers, Federated Management, Federated Research, Federated Research Corp., Federated Global Research Corp. and Passport Research, Ltd.; Executive Vice President and Director, Federated Securities Corp.; Trustee, Federated Services Company; Chairman, Treasurer, and Trustee, Federated Administrative Services; Trustee or Director of some of the Funds; President, Executive Vice President and Treasurer of some of the Funds.


Robert J. Hill, D.O.
8373 Deer Path Lane
West Chester, Ohio 45069
Birthdate:  January 13, 1959

Trustee

Physician, Orthopaedic and Sports Medicine Institute, West Chester, Ohio, and The Hamilton Orthopaedic Clinic, Hamilton, Ohio, since April 1994, and, prior thereto Resident Physician, Michigan State University/Michigan Capital Medical Center.


William H. Zimmer III
2684 Devils Backbone Road
Cincinnati, Ohio 45233
Birthdate:  December 19, 1953

Trustee

Secretary and Treasurer (1991 to present) and Secretary and Assistant Treasurer (1988-1991), Cincinnati Bell Inc.


Joseph S. Machi
Federated Investors Tower
Pittsburgh, PA  15222
Birthdate:  May 22, 1962

Vice President and Assistant Treasurer

Vice President, Federated Administrative Services; Director, Private Label Management, Federated Investors; Vice President and Assistant Treasurer of certain funds for which Federated Securities Corp. is the principal distributor.



Dawn M. Hornback,
1372 Custer Ave., Cincinnati 45208 (residence)
525 Vine St., Suite 2050, Cincinnati 45202
Birthdate:  9/12/63

Founder, president and chief executive officer of the Observatory Group, Inc. The Observatory Group,Inc., is a marketing and communications firm specializing in the commercial, medical and educational fields.

Lawrence M. Turner
5709 Chestnut Ridge, Cincinnati  45230 (residence)
1014 Vine St., Cincinnati 45202
Birthdate:  3/23/47

Vice president and treasurer of the Kroger Company.  At the Kroger Company he is
responsible  for  corporate  finance,  treasury,  capital  management,   pension
investment and investor relations.



C. Grant Anderson
Federated Investors Tower
Pittsburgh, PA  15222
Birthdate:  November 6, 1940

Secretary

Corporate Counsel, Federated Investors.

* This Trustee is deemed to be an "interested person," as defined in the Investment Company Act of 1940, of the Trust by virtue of his business relationship with the Fund's investment adviser, and certain of its affiliates. The Student Loan Funding Corporation and SLFC, Inc., of which Mr. Conlan is President and Chief Executive Officer, purchase student loans from various financial institutions, including the Fund's investment adviser and its affiliates. In addition, the Fund's investment adviser extends credit from time to time to Student Loan Funding Corporation and SLFC, Inc. to finance their operations.

** This Trustee is deemed to be an "interested person" as defined in the Investment Company Act of 1940.

As used  in the  table  above,  "The  Funds"  and  "Funds"  mean  the  following investment companies: 111 Corcoran Funds; Annuity Management Series; Arrow Funds; Automated Government Money Trust; BayFunds; Blanchard Funds; Blanchard Precious Metals Fund, Inc.; Cash Trust Series II; Cash Trust Series, Inc.; DG Investor Series; Edward D. Jones & Co. Daily Passport Cash Trust; Federated Adjustable Rate U.S. Government Fund, Inc.; Federated American Leaders Fund, Inc.; Federated ARMs Fund; Federated Equity Funds; Federated Equity Income Fund, Inc.; Federated Fund for U.S. Government Securities, Inc.; Federated GNMA Trust; Federated Government Income Securities, Inc.; Federated Government Trust; Federated High Income Bond Fund, Inc.; Federated High Yield Trust; Federated Income Securities Trust; Federated Income Trust; Federated Index Trust; Federated Institutional Trust; Federated Insurance Series; Federated Master Trust; Federated Municipal Opportunities Fund, Inc.; Federated Municipal Securities Fund, Inc.; Federated Municipal Trust; Federated Short-Term Municipal Trust; Federated Short-Term U.S. Government Trust; Federated Stock and Bond Fund, Inc.; Federated Stock Trust; Federated Tax-Free Trust; Federated Total Return Series, Inc.; Federated U.S. Government Bond Fund; Federated U.S. Government Securities Fund: 1-3 Years; Federated U.S. Government Securities
Fund: 2-5 Years; Federated U.S. Government Securities Fund: 5-10 Years; Federated Utility Fund, Inc.; First Priority Funds; Fixed Income Securities, Inc.; Fortress Utility Fund, Inc.; High Yield Cash Trust; Independence One Mutual Funds; Intermediate Municipal Trust; International Series, Inc.; Investment Series Funds, Inc.; Investment Series Trust; Liberty U.S. Government Money Market Trust; Liquid Cash Trust; Managed Series Trust; Marshall Funds, Inc.; Money Market Management, Inc.; Money Market Obligations Trust; Money Market Trust; Municipal Securities Income Trust; Newpoint Funds; Peachtree Funds; RIMCO Monument Funds; SouthTrust Vulcan Funds; Star Funds; Targeted Duration Trust; Tax-Free Instruments Trust; The Biltmore Funds; The Biltmore Municipal Funds; The Monitor Funds; The Planters Funds; The Starburst Funds; The Starburst Funds II; The Virtus Funds; Tower Mutual Funds; Trust for Financial Institutions; Trust for Government Cash Reserves; Trust for Short-Term U.S. Government Securities; Trust for U.S. Treasury Obligations; Vision Group of Funds, Inc.; and World Investment Series, Inc. Federated Securities Corp. also acts as principal underwriter for the following closed-end investment company:
Liberty Term Trust, Inc.-1999.

Fund Ownership
Officers and Trustees own less than 1% of the Fund's outstanding shares.
As of March 3, 1997, the following shareholder of record owned 5% or more of the
outstanding   shares  of  the  Fund:   Firstcinco,   Cincinnati,   Ohio,   owned
approximately 10,359,976 shares (90.39%).

OFFICERS AND TRUSTEES' COMPENSATION


          NAME ,                               AGGREGATE
POSITION WITH                           COMPENSATION FROM TRUST
          TRUST*#
Thomas L. Conlan, Jr., **                   $ -0-
Trustee
Edward C. Gonzales,                         $ -0-
President, Treasurer and Trustee

Dr. Alfred Gottschalk,                      $6,000
Trustee

Dawn M. Hornback +                          $0
Trustee

Lawrence M. Turner +                        $0
Trustee

Dr. Robert J. Hill,                         $7,000
Trustee

William H. Zimmer, III                      $7,000
Trustee

* Information is furnished for the fiscal year ended November 30, 1996.
# The aggregate compensation is provided for the Trust which is comprised of nine portfolios. ** This Trustee is deemed to be an "interested person" as defined in the Investment Company Act of 1940. + Dawn M. Hornback and Lawrence
M. Turner were elected February 13, 1997; no fees were paid as of fiscal year ending November 30, 1996. Ralph R. Burchenal and Barry L. Larkin resigned September 3, 1996 and November 19, 1996, respectively; they earned $6,000 and $2,000, respectively.

Trustee Liability

The Trust's Declaration of Trust provides that the Trustees are not liable for errors of judgment or mistakes of fact or law. However, they are not protected against any liability to which they would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of their office.

Investment Advisory Services

Adviser to the Fund

The Fund's investment adviser is Star Bank, N.A. ("Star Bank" or "Adviser"). Star Bank is a wholly-owned subsidiary of StarBanc Corporation. Because of the internal controls maintained by Star Bank to restrict the flow of non-public information, Fund investments are typically made without any knowledge of Star Bank's or its affiliates' lending relationships with an issuer.

Star Bank shall not be liable to the Trust, the Fund, or any shareholder of the Fund for any losses that may be sustained in the purchase, holding, or sale of any security, or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Trust.

Advisory Fees

For its advisory services, Star Bank receives an annual investment advisory fee as described in the prospectus.

Brokerage Transactions

The Adviser may select brokers and dealers who offer brokerage and research services. These services may be furnished directly to the Fund or to the Adviser and may include:

         o    advice as to the advisability of investing in securities;

         o    security analysis and reports;

         o    economic studies;

         o    industry studies;

         o    receipt of quotations for portfolio evaluations; and

         o    similar services.

Research services provided by brokers and dealers may be used by the Adviser or its affiliates in advising the Fund and other accounts. To the extent that receipt of these services may supplant services for which the Adviser or its affiliates might otherwise have paid, it would tend to reduce their expenses.

Although investment decisions for the Fund are made independently from those of the other accounts managed by the Adviser, investments of the type the Fund may make may also be made by those other accounts. When the Fund and one or more other accounts managed by the Adviser are prepared to invest in, or desire to dispose of, the same security, available investments or opportunities for sales will be allocated in a manner believed by the Adviser to be equitable to each. In some cases, this procedure may adversely affect the price paid or received by the Fund or the size of the position obtained or disposed of by the Fund. In other cases, however, it is believed that coordination and the ability to participate in volume transactions will be to the benefit of the Fund.

Other Services

     Fund Administration. Federated Administrative Services, a subsidiary of Federated Investors, provides administrative personnel and services to the Fund for a fee as described in the prospectus.

Custodian. Star Bank is custodian for the securities and cash of the Fund. Under the Custodian Agreement, Star Bank holds the Fund's portfolio securities in safekeeping and keeps all necessary records and documents relating to its duties. The custodian receives an annual fee equal to 0.025% of the Fund's average daily net assets. The fee is based on the level of the Fund's average net assets for the period, plus out-of-pocket expenses.

Transfer Agent, Dividend Disbursing Agent, and Portfolio Accounting Services. Federated Services Company, Pittsburgh, Pennsylvania, through its subsidiary Federated Shareholder Services Company, is transfer agent and dividend disbursing agent for the Fund. It also provides certain accounting and recordkeeping services with respect to the Fund's portfolio investments.

     Independent Public Accountants. The independent public accountants for the Fund are Arthur Andersen LLP, Pittsburgh, Pennsylvania.

Purchasing Shares

Except under certain circumstances described in the prospectus, shares are sold at their net asset value plus a sales charge, if any, on days the New York Stock Exchange and the Federal Reserve Wire System are open for business.

Except under the circumstances described in the prospectus, the minimum initial investment in the Fund by an investor is $1,000. The minimum initial investment may be waived from time to time for employees and retired employees of Star Bank, N.A., and for members of the families (including parents, grandparents, siblings, spouses, children, aunts, uncles, and in-laws) of such employees or retired employees. The procedure for purchasing shares of the Fund is explained in the prospectus under "Investing in the Fund."

Distribution Plan

With respect to the Fund, the Trust has adopted a Plan pursuant to Rule 12b-1 which was promulgated by the Securities and Exchange Commission pursuant to the Investment Company Act of 1940 (the "Plan"). The Plan provides for payment of fees to Federated Securities Corp. to finance any activity which is principally intended to result in the sale of the Fund's shares subject to the Plan. Such activities may include the advertising and marketing of shares of the Fund;
preparing, printing, and distributing prospectuses and sales literature to prospective shareholders, brokers, or administrators; and implementing and operating the Plan. Pursuant to the Plan, Federated Securities Corp. may pay fees to brokers and others for such services.

The Trustees expect that the adoption of the Plan will result in the sale of sufficient number of shares so as to allow the Fund to achieve economic viability. It is also anticipated that an increase in the size of the Fund will facilitate more efficient portfolio management and assist the Fund in seeking to achieve its investment objective.

Administrative Arrangements

The administrative services include, but are not limited to, providing office space, equipment, telephone facilities, and various personnel, including clerical, supervisory, and computer, as is necessary or beneficial to establish and maintain shareholders' accounts and records, process purchase and redemption transactions, process automatic investments of client account cash balances, answer routine client inquiries regarding the Fund, assist clients in changing dividend options, account designations, and addresses, and providing such other services as the Fund may reasonably request.

Shareholder Services Plan

This arrangement permits the payment of fees to the Fund and, indirectly, to financial institutions to cause services to be provided to shareholders by a representative who has knowledge of the shareholder's particular circumstances and goals. These activities and services may include, but are not limited to, providing office space, equipment, telephone facilities, and various clerical, supervisory, computer, and other personnel as necessary or beneficial to establish and maintain shareholder accounts and records; processing purchase and redemption transactions and automatic investments of client account cash balances; answering routine client inquiries; and assisting clients in changing dividend options, account designations, and addresses.

Conversion to Federal Funds

It is the Fund's policy to be as fully invested as possible so that maximum interest may be earned. To this end, all payments from shareholders must be in federal funds or be converted into federal funds. Star Bank acts as the shareholder's agent in depositing checks and converting them to federal funds.

Determining Net Asset Value

The net asset value generally changes each day. The days on which net asset value is calculated by the Fund are described in the prospectus.

Determining Market Value of Securities

Market or fair values of the Fund's portfolio securities are determined as follows:

         o    as provided by an independent pricing service;

         o for short-term obligations, according to the mean between bid and asked prices, as furnished by an independent pricing service, or for short-term obligations with remaining maturities of less than 60 days at the time of purchase, at amortized cost unless the Trustees determine this is not fair value; or

         o    at fair value as determined in good faith by the Trustees.

Prices provided by independent pricing services may be determined without relying exclusively on quoted prices. Pricing services may consider:

         o    yield;

         o    quality;

         o    coupon rate;

         o    maturity;

         o    type of issue;

         o    trading characteristics; and

         o    other market data.

Over-the-counter options will be valued at the mean between the bid and asked prices. Covered call options will be valued at the last sale price on the national exchange on which such options are traded. Unlisted call options will be valued at the latest bid price as provided by brokers.

Exchange Privilege

Requirements for Exchange

Shareholders using the exchange privilege must exchange shares having a net asset value of at least $1,000. Before the exchange, the shareholder must receive a prospectus of the fund for which the exchange is being made. This privilege is available to shareholders resident in any state in which the fund shares being acquired may be sold. Upon receipt of proper instructions and required supporting documents, shares submitted for exchange are redeemed and the proceeds invested in shares of the other fund. Further information on the exchange privilege and prospectuses may be obtained by calling Star Bank at the number on the cover of this Statement.

Making an Exchange

Instructions for exchanges may be given in writing. Written instructions may require a signature guarantee.

Redeeming Shares

The Fund redeems shares at the next computed net asset value after Star Bank receives the redemption request. Redemptions will be made on days on which the Fund computes its net asset value. Redemption requests cannot be executed on days on which the New York Stock Exchange is closed or on federal holidays restricting wire transfers. Redemption procedures are explained in the prospectus under "Redeeming Shares."

Redemption in Kind

Although the Trust intends to redeem shares in cash, it reserves the right under certain circumstances to pay the redemption price, in whole or in part, by a distribution of securities from the respective fund's portfolio. To satisfy registration requirements in a particular state, redemption in kind will be made in readily marketable securities to the extent that such securities are available. If this state's policy changes, the Fund reserves the right to redeem in kind by delivering those securities it deems appropriate. Redemption in kind will be made in conformity with applicable Securities and Exchange Commission rules, taking such securities at the same value employed in determining net asset value and selecting the securities in a manner the Trustees determine to be fair and equitable. The Trust has elected to be governed by Rule 18f-1 under the Investment Company Act of 1940 under which the Fund is obligated to redeem shares for any one shareholder in cash only up to the lesser of $250,000 or 1% of the Fund's net asset value during any 90-day period. Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, shareholders receiving their securities and selling them before their maturity could receive less than the redemption value of their securities and could incur certain transaction costs.

Massachusetts Partnership Law

Under certain circumstances, shareholders may be held personally liable under Massachusetts law for acts or obligations of the Trust. To protect shareholders, the Trust has filed legal documents with Massachusetts that expressly disclaim the liability of shareholders for such acts or obligations of the Trust. These documents require notice of this disclaimer to be given in each agreement, obligation, or instrument the Trust or its Trustees enter into or sign. In the unlikely event a shareholder is held personally liable for the Trust's obligations, the Trust is required, by the Declaration of Trust, to use its property to protect or compensate the shareholder. On request, the Trust will defend any claim made and pay any judgment against a shareholder for any act or obligation of the Trust. Therefore, financial loss resulting from liability as a shareholder will occur only if the Trust cannot meet its obligations to indemnify shareholders and pay judgments against them from its assets.

Tax Status

The Fund's Tax Status

The Fund will pay no federal income tax because it expects to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to receive the special tax treatment afforded to such companies. To qualify for this treatment, the Fund must, among other requirements:

         o derive at least 90% of its gross income from dividends, interest, and gains from the sale of securities;

         o derive less than 30% of its gross income from the sale of securities held less than three months; o invest in securities within certain statutory limits; and o distribute to its shareholders at least 90% of its net income earned during the year.

Shareholders' Tax Status

No portion of any income dividend paid by the Fund is eligible for the dividends received deduction available to corporations.

Capital Gains
         Capital gains or losses may be realized by the Fund on the sale of portfolio securities and as a result of discounts from par value on securities held to maturity. Sales would generally be made because of:

             o    the availability of higher relative yields;

             o    differentials in market values;

             o    new investment opportunities;

             o    changes in creditworthiness of an issuer; or

             o    an attempt to preserve gains or limit losses.

         Distribution of long-term capital gains are taxed as such, whether they are taken in cash or reinvested, and regardless of the length of time the shareholder has owned the shares.

Total Return

The average annual total return for the Fund is the average compounded rate of return for a given period that would equate a $1,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of shares owned at the end of the period by the net asset value per share at the end of the period. The number of shares owned at the end of the period is based on the number of shares purchased at the beginning of the period with $1,000, less any applicable sales charge, adjusted over the period by any additional shares, assuming the monthly reinvestment of all dividends and distributions. Cumulative total return reflects the Fund's total performance over a specific period of time. This total return assumes and is reduced by the payment of the maximum sales charge. Any applicable redemption fee is deducted from the ending value of the investment based on the lesser of the original purchase price or the net asset value of the shares redeemed.

Yield

The yield for the Fund is determined by dividing the net investment income per share (as defined by the Securities and Exchange Commission) earned by the Fund over a thirty-day period by the maximum offering price per share of the Fund on the last day of the period. This value is then annualized using semi-annual compounding. This means that the amount of income generated during the thirty-day period is assumed to be generated each month over a twelve-month period and is reinvested every six months. The yield does not necessarily reflect income actually earned by the Fund because of certain adjustments required by the Securities and Exchange Commission and, therefore, may not correlate to the dividends or other distributions paid to shareholders.

To the extent that financial institutions and broker/dealers charge fees in connection with services provided in conjunction with an investment in the Fund, the performance will be reduced for those shareholders paying those fees.

Tax-Equivalent Yield

The tax-equivalent yield of the Fund is calculated similarly to the yield, but is adjusted to reflect the taxable yield that the Fund would have had to earn to equal its actual yield, assuming a 39.60% tax rate (the maximum effective federal rate for individuals) and assuming that income is 100% tax-exempt.

Tax-Equivalency Table
The Fund may also use a tax-equivalency table in advertising and sales literature. The interest earned by the municipal securities in the Fund's portfolio generally remains free from federal income tax, * and is often free from state and local taxes as well. As the table below indicates, a "tax-free" investment can be an attractive choice for investors, particularly in times of narrow spreads between tax-free and taxable yields.

                        TAXABLE YIELD EQUIVALENT FOR 1997

        FEDERAL INCOME TAX BRACKET:

                15.00%      28.00%        31.00%        36.00%      39.60%




    JOINT           $1-    $41,201-      $99,601-      $151,751-     OVER

    RETURN      41,200      99,600        151,750       271,050    $271,050



    SINGLE          $1-    $24,651-      $59,751-      $124,651-     OVER

    RETURN      24,650      59,750        124,650       271,050    $271,050


Tax-Exempt

Yield                                       Taxable Yield Equivalent


        1.00%      1.18%      1.39%       1.45%         1.56%        1.66%

        1.50%      1.76%      2.08%       2.17%         2.34%        2.48%

        2.00%      2.35%      2.78%       2.90%         3.13%        3.31%

        2.50%      2.94%      3.47%       3.62%         3.91%        4.14%

        3.00%      3.53%      4.17%       4.35%         4.69%        4.97%

        3.50%      4.12%      4.86%       5.07%         5.47%        5.79%

        4.00%      4.71%      5.56%       5.80%         6.25%        6.62%

        4.50%      5.29%      6.25%       6.52%         7.03%        7.45%

        5.00%      5.88%      6.94%       7.25%         7.81%        8.28%

        5.50%      6.47%      7.64%       7.97%         8.59%        9.11%

        6.00%      7.06%      8.33%       8.70%         9.38%        9.93%

        6.50%      7.65%      9.03%       9.42%        10.16%       10.76%

        7.00%      8.24%      9.72%      10.14%        10.94%       11.59%

        7.50%      8.82%     10.42%      10.87%        11.72%       12.42%

        8.00%      9.41%     11.11%      11.59%        12.50%       13.25%

        Note: The maximum marginal tax rate for each bracket was used in calculating the taxable yield equivalent. Furthermore, additional state and local taxes paid on comparable taxable investments were not used to increase federal deductions. The chart above is for illustrative purposes only. It is not an indicator of past or future performance of Fund shares.
*Some portion of the Fund's income may be subject to the federal alternative minimum tax and state and local income taxes.

Performance Comparisons

The Fund's performance depends upon such variables as:

         o   portfolio quality;

         o   average portfolio maturity;

         o   type of instruments in which the portfolio is invested;

         o   changes in interest rates and market value of portfolio securities;

         o   changes in the Fund's expenses;

         o   the relative amount of Fund cash flow; and

         o   various other factors.

The Fund's performance fluctuates on a daily basis largely because net earnings and the offering price per share fluctuate daily. Both net earnings and offering price per share are factors in the computation of yield and total return.

Investors may use financial publications and/or indices to obtain a more complete view of the Fund's performance. When comparing performance, investors should consider all relevant factors such as the composition of any index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which the Fund uses in advertising may include:

         o Lipper Analytical Services, Inc., ranks funds in various fund categories by making comparative calculations using total return. Total return assumes the reinvestment of all income dividends and capital gains distributions, if any and takes into account any change in offering price over a specific period of time. From time to time, the Fund will quote its Lipper ranking in the "insured municipal funds" category in advertising and sales literature.

         o Lehman Brothers Ten-Year Insured Bond Index is an unmanaged index that reflects the total performance of the Insured Bond sector (includes all bond insurers with Aaa/AAA ratings) of the Lehman Municipal Bond Index. The maturities range between eight and twelve years.

         o Lehman Brothers Ten-Year State General Obligation Bonds is an index comprised of the same issues noted above except that the maturities range between nine and eleven years. Index figures are total returns calculated for the same periods as listed above.

              o Morningstar, Inc., an independent rating service, is the publisher of the bi-weekly Mutual Fund Values. Mutual Fund Values rates more than 1,000 NASDAQ-listed mutual funds of all types, according to their risk-adjusted returns. The maximum rating is five stars, and ratings are effective for two weeks.


Advertisements and other sales literature for the Fund may quote total returns which are calculated on non-standardized base periods. These total returns also represent historic change in the value of an investment in the Fund based on monthly investment of dividends over a specific period of time.

Advertisements may quote performance information which does not reflect the effect of the sales charge. In addition, advertisements and sales literature for the Fund may include charts and other illustrations that depict the hypothetical growth of a tax-free investment as compared to a taxable investment.

Advertisements and sales literature for the Fund may include quotations from financial publications and other sources relating to current economic conditions in the municipal securities market or to the benefit and popularity of municipal securities or mutual funds.

Advertising and other promotional literature may include charts, graphs and other illustrations using the Fund's returns, or returns in general, that demonstrate basic investment concepts such as tax-deferred compounding, dollar-cost averaging and systematic investment. In addition, the Fund can compare its performance or performance for the types of securities in which it invests, to a variety of other investments, such as bank savings accounts, certificates of deposit, and Treasury bills.

Economic and Market Information

Advertising and sales literature for the Fund may include discussions of economic, financial and political developments and their effect on the securities markets. Such discussions may take the form of commentary on these developments by the Fund's portfolio manager and the manager's views and analysis on how such developments could affect the Fund. In addition, advertising and sales literature may quote statistics and give general information about the mutual fund industry, including the growth of the industry, from sources such as the Investment Company Institute ("ICI"). For example, according to the ICI, twenty-seven percent of American households are pursuing their financial goals through mutual funds. These investors, as well as businesses and institutions, have entrusted over $3 trillion to the more than 5,500 funds available.

Appendix

Standard & Poor's Ratings Group ("S&P") Municipal Bond Rating Definitions AAA--Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong. AA--Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree. A--Debt rated A has a strong capacity to pay interest and repay principal, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories. BBB--Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories. BB, B, CCC, CC--Debt rated BB, B, CCC and CC is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and CC the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties of major risk exposures to adverse conditions. C--The rating C is reserved for income bonds on which no interest is being paid. D--Debt rated D is in default, and payment of interest and/or repayment of principal is in arrears. Plus(+) or Minus (-): S&P may apply a plus (+) or minus (-) sign to show relative standing within the major rating categories.

Moody's Investors Service, Inc. ("Moody's") Municipal Bond Rating Definitions

Aaa--Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues. Aa--Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risks appear somewhat larger than in Aaa securities. A--Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future. Baa--Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well. Ba--Bonds which are Ba are judged to have a speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class. B--Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small. Caa--Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest. Ca--Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings. C--Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.
NR--Not rated by Moody's Moody's applies numerical modifiers 1, 2, and 3 in each generic rating classification from Aa through Baa in its municipal bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates the mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

Fitch Investors Service, Inc. ("Fitch") Long-Term Debt Rating Definitions AAA--Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.
AA--Bonds considered to be investment grade and of very high credit quality. The obligor's ability to repay interest and repay principal is very strong, although not quire as strong as bonds rated AAA. Because bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated F-1+. A--Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings. BBB--Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whenever it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.
BB--Bonds are considered to be speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified which could assist the obligor in satisfying its debt service requirements. B--Bonds are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue. CCC--Bonds have certain identifiable characteristics which, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment. CC--Bonds are minimally protected. Default in payment of interest and/or principal seems probable over time. C--Bonds are in imminent default in payment of interest or principal. DDD, DD and D--Bonds are in default on interest and/or principal payments. Such bonds are extremely speculative and should be valued on the basis of their ultimate recovery value in liquidation or reorganization of the obligor. DDD represents the highest potential for recovery on these bonds, and D represents the lowest potential for recovery. NR--NR indicates that Fitch does not rate the specific issue.

Plus (+) and minus (-) signs are used with a rating symbol to indicate the relative position of a credit within the rating category. Plus and minus signs, however, are not used in the AAA category.

Duff & Phelps Credit Rating Co. ("D&P") Long-Term Debt Rating Definitions AAA-Highest credit quality. The risk factors are negligible, being only slightly more than for U.S. Treasury debt. AA- High credit quality. Protection factors are strong. Risk is modest but may vary slightly from time to time because of economic conditions. A-Protection factors are average but adequate. However, risk factors are more variable and greater in periods of economic stress. BBB-Below-average protection factors but still considered sufficient for prudent investment. Considerable variability in risk during economic cycles. Plus (+) or Minus (-): Plus and minus signs are used with a rating symbol to indicate the relative position of a credit within the rating category. Plus and minus signs, however, are not used in the AAA category.

D&P Short-Term Debt Rating Definitions
D-1+-Highest certainty of timely payment. Short-term liquidity, including internal operating factors and/or access to alternative sources of funds, is outstanding, and safety is just below U.S. Treasury short-term obligations. D-1-Very high certainty of timely payment. Liquidity factors are excellent and supported by good fundamental protection factors. Risk factors are minor.
D-1--High certainty of timely payment. Liquidity factors are strong and supported by good fundamental protection factors. Risk factors are very small. D-2-Good certainty of timely payment. Liquidity factors and company fundamentals are sound. Although ongoing funding needs may enlarge total financing requirements, access to capital markets is good. Risk factors are small.

S&P Commercial Paper Rating Definitions
A-1-This designation indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign designation. A-2-Capacity for timely payment on issues with this designation is strong. However, the relative degree of safety is not as high as for issues designated A-1.

Moody's Commercial Paper Rating Definitions
P-1-Issuers rated PRIME-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics: conservative capitalization structures with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; and well-established access to a range of financial markets and assured sources of alternative liquidity. P-2- Issuers rated PRIME-2 (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternative liquidity is maintained.

Fitch Commercial Paper Rating Definitions
FITCH-1-(Highest Grade) Commercial paper assigned this rating is regarded as having the strongest degree of assurance for timely payment. FITCH-2-(Very Good Grade) Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than the strongest issues.












182158.3
G00522-09 (3/97)


PART C.         OTHER INFORMATION.

Item 24.          Financial Statements and Exhibits:

  (a) Financial Statements: (1,2(a),3-8) Incorporated herein by reference from the Funds' Annual Reports dated November 30, 1996
           (File Nos.33-26915 and 811-5762); 2(b)to be
           filed by amendment; (9) Filed in Part A.
  (b)      Exhibits:
           (1)    Conformed copy of Declaration of Trust of the Registrant; (15)
                  (i)        Conformed copy of Amendment No. 1 to Declaration of
                               Trust; (2)
                  (ii)       Conformed copy of Amendment No. 2 to Declaration of
                               Trust (2)
                  (iii)      Conformed copy of Amendment No. 3 to Declaration of
                               Trust; (2)
                  (iv)       Conformed copy of Amendment No. 4 to Declaration of
                               Trust; (4)
                  (v)        Conformed copy of Amendment No. 5 to Declaration of
                               Trust; (12)
                  (vi)       Conformed copy of Amendment No. 6 to Declaration of
                               Trust; (12)
                  (vii)      Conformed copy of Amendment No. 7 to Declaration of
                               Trust; (12)
                  (viii)     Conformed copy of Amendment No. 8 to Declaration of
                               Trust (15)
                  (ix)       Conformed copy of Amendment No. 9 to Declaration of
                               Trust; (15)
                 (x)        Conformed copy of Amendment No. 10 to Declaration of
                               Trust; (15)
                 (xi)       Conformed copy of Amendment No. 11 to Declaration of
                               Trust; (15)
                 (xii)      Conformed copy of Amendment No. 12 to Declaration of
                               Trust; (18)
                 (xiii)     Conformed copy of Amendment No. 13 to Declaration of
                               Trust; (19)
                 (xiv)      Conformed copy of Amendment No. 14 to Declaration of
                               Trust; (19)
                 (xv)       Conformed Copy of Amendment No. 15 to Declaration of
                               Trust; (25)

+ All exhibits have been filed electronically.
2. Response is incorporated by reference to Registrant's Pre-Effective Amendment No. 1 to the Registration
         Statement on Form N-1A filed April 10, 1989. (File Nos. 33-26915 and 811-5762)
4. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 2 to the Registration
         Statement on Form N-1A filed December 6, 1989.  (File Nos. 33-26915 and
           811-5762)
12.      Response is incorporated by reference to Registrant's Post-Effective
           Amendment No. 14 to the
         Registration Statement on Form N-1A filed January 29, 1992.  (File Nos.
           33-26915 and 811-5762)
15.      Response is incorporated by reference to Registrant's Post-Effective
           Amendment No. 19 to the
         Registration Statement on Form N-1A filed July 2, 1993.  (File Nos.
           33-26915 and 811-5762)
18.      Response is incorporated by reference to Registrant's Post-Amendment
           No. 22 to the Registration
         Statement on Form N-1A filed March 17, 1994.  (File Nos. 33-26915 and
          811-5762)
19. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 23 to the
         Registration Statement on Form N-1A filed May 13, 1994.  (File Nos.
           33-26915 and 811-5762)
25.      Response is incorporated by reference to Registrant's Post-   Effective
           Amendment No. 32 to the
Registration Statement on Form      N-1A filed January 24, 1996.  (File Nos.
           33-26915 and 811-5762)

            (xiv)      Conformed Copy of Amendment No. 16 to Declaration of
                     Trust; (25)
   (2)      Copy of By-Laws of the Registrant; (1)
   (3)      Not applicable;
   (4)      Not applicable;
   (5) Conformed copy of Investment Advisory Contract between Losantiville Funds and Star Bank, N.A. through and including Exhibit G; (13)
            (i)      Conformed copy of Exhibit H to Investment Advisory Contract of the Registrant to add Star Growth Equity Fund (now known as Star Capital Appreciation Fund); (19)
            (ii)     Conformed copy of Exhibit I to Investment Advisory Contract of the Registrant to add Star Strategic Income Fund; (20)
            (iii)    Conformed copy of Exhibit J to Investment Advisory Contract of the Registrant to add Star Growth Equity Fund; (21)
            (iv)     Conformed copy of Exhibit K to Investment Advisory Contract of the Registrant to add The Stellar Insured Tax-Free Bond
                     Fund (27);
   (6)      (i)      Conformed copy of Distributor's Contract of the Registrant through and including Exhibit E; (13)
            (ii)     Conformed copy of Exhibit F to Distributor's Contract of
                     the Registrant; (17)
            (iii)    Conformed copy of Exhibit G to Distributor's Contract of
                     the Registrant; (19)
            (iv)     Conformed  copy  of  Exhibit  H  to
                     Distributor's   Contract   of   the
                     Registrant   to  add  Star   Growth
                     Equity  Fund  (now  known  as  Star
                     Capital Appreciation Fund); (19)
            (v)      Conformed copy of Exhibit I to Distributor's Contract of
                     the Registrant to add Star Strategic Income Fund; (20)
                           .........
+ All exhibits have been filed electronically.
1. Response is incorporated by reference to Registrant's Initial Registration Statement on Form N-1A filed
         February 3, 1989. (File Nos. 33-26915 and 811-5762)
13. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 16 to the
         Registration Statement on Form N-1A filed November 20, 1992.  (File
          Nos. 33-26915 and 811-5762)
17. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 21 to the
         Registration Statement on Form N-1A filed February 4, 1994.  (File Nos.
           33-26915 and 811-5762)
19.      Response is incorporated by reference to Registrant's Post-Effective
           Amendment No. 23 to the
         Registration Statement on Form N-1A filed May 13, 1994.  (File Nos.
           33-26915 and 811-5762)
20.      Response is incorporated by reference to Registrant's Post-Effective
           Amendment No. 24 to the
         Registration Statement on Form N-1A filed September 15, 1994.  (File
           Nos. 33-26915 and 811-5762)
21.      Response is incorporated by reference to Registrant's Post-Effective
           Amendment No. 25 to the
         Registration Statement on Form N-1A filed January 26, 1995.  (File
           Nos. 33-26915 and 811-5762)
25.      Response is incorporated by reference to Registrant's Post-   Effective
           Amendment No. 32 to the
Registration Statement on Form      N-1A filed January 24, 1996.  (File Nos.
           33-26915 and 811-5762)
27.      Response is incorporated by reference to Registrant's Post-   Effective
           Amendment No. 33 on Form N-1A filed March
         25, 1997.                  (File Nos. 33-26915 and 811-5762)

         (vi)     Conformed copy of Exhibit J to Distributor's Contract of the
                  Registrant to add Star Growth Equity Fund; (21)
         (vii)    Conformed  copy  of  Exhibit  K  to
                  Distributor's   Contract   of   the
                  Registrant   to  add  The   Stellar
                  Insured Tax-Free Bond Fund (27);
         (viii)   Conformed  copy  of  Exhibit  L  to
                  Distributor's   Contract   of   the
                  Registrant  to  add  Star  Treasury
                  Fund, Trust Shares; +
(7)      Not applicable;
(8)      Conformed copy of Custodian Contract of the Registrant; (15)
(9)      (i)      Conformed copy of Fund Accounting, Shareholder Recordkeeping, and Custody Services Procurement Agreement; (21)
         (ii)     Conformed  copy of  Amendment #1 to
                  fees and Expenses  for  Shareholder
                  Recordkeeping  pursuant to the Fund
                  Accounting,             Shareholder
                  Recordkeeping, and Custody Services
                  Procurement Agreement; +
         (iii)    Conformed copy of Administrative Services Agreement; (17)
         (iv)     Conformed copy of Shareholder Services Plan of the Registrant through and including Exhibit A; (19)
         (v)      Conformed copy of Exhibit B to Shareholder Services Plan of the Registrant to add Star Strategic Income Fund; (20)
         (vi)     Conformed copy of Exhibit C to Shareholder Services Plan of the Registrant to add Star Growth Equity Fund (21);

     + All exhibits have been filed electronically. 15. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 19 to the Registration Statement on Form N-1A filed July 2, 1993. (File Nos. 33-26915 and 811-5762)

     17. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 21 to the Registration Statement on Form N-1A filed February 4, 1994. (File Nos. 33-26915 and 811-5762)

     19. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 23 to the Registration Statement on Form N-1A filed May 13, 1994. (File Nos. 33-26915 and 811-5762)

     20. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 24 to the Registration Statement on Form N-1A filed September 15, 1994. (File Nos. 33-26915 and 811-5762)

     21. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 25 to the Registration Statement on Form N-1A filed January 26, 1995. (File Nos. 33-26915 and 811-5762)

     27. Response is incorporated by reference to Registrant's Post- Effective Amendment No. 33 on Form N-1A filed March 25, 1997. (File Nos. 33-26915 and 811-5762)

    (vii) Conformed copy of Exhibit D to Shareholder Services Plan of the Registrant to add The Stellar Fund (Trust Shares); (22)
    (viii) Conformed copy of Exhibit E to Shareholder Services Plan of the Registrant to add The Stellar Fund (Investment Shares); (22)
    (ix) Conformed copy of Exhibit F to Shareholder Services Plan of the Registrant to add Star Tax-Free Money Market Fund; (22)
    (x) Conformed copy of Exhibit G to Shareholder Services Plan of the Registrant to add Star Treasury Fund; (22)
     (xi) Conformed copy of Exhibit H to Shareholder Services Plan of the Registrant to add Star U.S. Government Income Fund; (22)
    (xii)    Conformed  copy  of  Exhibit  I  to
             Shareholder  Services  Plan  of the
             Registrant  to  add  Star  Relative
             Value Fund; (22)
    (xiii)   Conformed  copy  of  Exhibit  J  to
             Shareholder  Services  Plan  of the
             Registrant   to  add   Star   Prime
             Obligations Fund; (22)
    (xiv) Conformed copy of Exhibit K to Shareholder Services Plan of the Registrant to add The Stellar Insured Tax-Free Bond Fund (27);
    (xv) Conformed copy of Exhibit L to Shareholder Services Plan of the Registrant to add Star Treasury Fund, Trust Shares; +
    (xvi)    Conformed copy of Shareholder Services
Agreement including Exhibits 1
                                             and 2 (27);
  (10) Conformed copy of Opinion and Consent of Counsel as to Legality of Shares being Issued; (24)
  (11)     (i)      Not applicable;
           (ii)     Conformed Copy of Opinion and Consent of
Special Counsel; (9)

+ All exhibits have been filed electronically.
9. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 9 to the Registration
         Statement on Form N-1A filed March 12, 1991. (File Nos. 33-26915 and 811-5762)
         N-1A filed September 15, 1994.  (File Nos. 33-26915 and 811-5762)
22. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 26 on Form N-1A filed March
         28, 1995. (File Nos. 33-26915 and 811-5762)
24. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 30 on Form N-1A filed October
         10, 1996. (File Nos. 33-26915 and 811-5762)
27.      Response is incorporated by reference to Registrant's Post-   Effective
         Amendment No. 33 on Form N-1A filed March 25, 1997.
                  (File Nos. 33-26915 and 811-5762)

  (12)     Not applicable;
  (13)     Conformed copy of Initial Capital Understanding; (2)
  (14)     Not applicable;
  (15)     (i)        Conformed copy of Distribution Plan; (13)
           (ii)       Copy of Rule 12b-1 Agreement through and including
                      Amendment No. 1   to Exhibit A; (7)
           (iii)      Copy of Amendment No. 2 to Exhibit A to 12b-1 Agreement;
                       (11)
           (iv)       Copy of Amendment No. 3 to Exhibit A to 12b-1 Agreement;
                       (11)
           (v)        Copy of Amendment No. 4 to Exhibit A to 12b-1 Agreement;
                      (13)
           (vi)       Conformed copy of Exhibit E to the Distribution Plan; (17)
           (vii)      Copy of Amendment No. 5 to Exhibit A to 12b-1 Agreement;
                       (18)
           (viii)     Conformed copy of Exhibit F to Distribution Plan of the
                       Registrant to add Star Growth Equity Fund (now known as Star Capital Appreciation Fund); (19)

     + All exhibits have been filed electronically. 2. Response is incorporated by reference to Registrant's Pre-Effective Amendment No. 1 to the Registration Statement on Form N-1A filed April 10, 1989. (File Nos. 33-26915 and 811-5762)

     7. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 6 to the Registration Statement on Form N-1A filed December 4, 1990. (File Nos. 33-26915 and 811-5762)

     11. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 12 to the Registration Statement on Form N-1A filed August 29, 1991. (File Nos. 33-26915 and 811-5762)

     13. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 16 to the Registration Statement on Form N-1A filed November 20, 1992. (File Nos. 33-26915 and 811-5762)

     17. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 21 to the Registration Statement on Form N-1A filed February 4, 1994. (File Nos. 33-26915 and 811-5762)

     18. Response is incorporated by reference to Registrant's Post-Amendment No. 22 to the Registration Statement on Form N-1A filed March 17, 1994. (File Nos. 33-26915 and 811-5762)

     19. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 23 to the Registration Statement on Form N-1A filed May 13, 1994. (File Nos. 33-26915 and 811-5762)

          (ix)       Conformed copy of Exhibit G to Distribution Plan of the
                     Registrant to add Star Strategic Income Fund; (20)
          (x)        Conformed copy of Exhibit H to Distribution Plan of the
                     Registrant to add Star Growth Equity Fund; (21)
          (xi)       Copy of Amendment No. 6 to Exhibit A to 12b-1 Agreement;
                    (20)
          (xii)      Conformed copy of Exhibit I to Distribution Plan of the
                     Registrant to add The Stellar Insured Tax-Free Bond Fund
                     (27);
 (16)     (i)        Copy of Schedule for Computation of Fund Performance Data,
                     Star Relative Value Fund; (24)
          (ii)       Copy of Schedule for Computation of Fund
Performance Data, The Stellar Fund (12);
           (iii) Copy of Schedule for Computation of Fund Performance Data, Star U.S. Government Income Fund; (15)
           (iv) Copy of Schedule for Computation of Fund Performance Data, Star Capital Appreciation Fund (21);
           (v) Copy of Schedule for Computation of Fund Performance Data, Star Strategic Income Fund; (22)
           (vi) Copy of Schedule for Computation of Fund Performance Data, Star Growth Equity Fund; (22)
           (vii) Copy of Schedule for Computation of Fund Performance Data, The Stellar Insured Tax-Free Bond Fund; +
  (17)                Copy of Financial Data Schedules; +
  (18) Conformed copy of Amended and Restated Multiple Class Plan including
                      Exhibit A; +
  (19)                Conformed copy of Power of Attorney; +

+ All exhibits have been filed electronically.

     12. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 14 to the Registration Statement on Form N-1A filed January 29, 1992. (File Nos. 33-26915 and 811-5762)

     15. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 19 to the Registration Statement on Form N-1A filed July 2, 1993. (File Nos. 33-26915 and 811-5762)

     20. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 24 to the Registration Statement on Form N-1A filed September 15, 1994. (File Nos. 33-26915 and 811-5762)

     21. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 25 to the Registration Statement on Form N-1A filed January 26, 1995. (File Nos. 33-26915 and 811-5762)

     22. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 26 on Form N-1A filed March 28, 1995. (File Nos. 33-26915 and 811-5762)

     24. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 30 on Form N-1A filed October 10, 1996. (File Nos. 33-26915 and 811-5762)

     26. Response is incorporated by reference to Registrant's Post- Effective Amendment No. 32 on Form N-1A filed March 24, 1997. (File Nos. 33-26915 and 811-5762)

     27. Response is incorporated by reference to Registrant's Post- Effective Amendment No. 33 on Form N-1A filed March 25, 1997. (File Nos. 33-26915 and 811-5762)

Item 25...........Persons Controlled by or Under Common Control with Registrant:

                  None.

Item 26. Number of Holders of Securities:
                                              Number of Record Holders
         Title of Class                         as of June 9, 1997
         --------------                       --------------------


         Shares of beneficial interest
                  (no par value)
         Star Treasury Fund
                  Investment Shares                            215
                  Trust Shares                                   9
         Star Relative Value Fund                            2,860
         Star Tax-Free Money Market Fund                        14
         The Stellar Fund
                  Investment Shares                          5,629
                  Trust Shares                                  50
         Star U.S. Government Income Fund                      313
         Star Capital Appreciation Fund                        463
         Star Strategic Income Fund                          1,585
         Star Growth Equity Fund                             2,561
         The Stellar Insured Tax-Free Bond Fund               51


Item 27.          Indemnification:  (3)

Item 28.          Business and Other Connections of Investment Adviser:

                  (a) Star Bank, N.A. ("Star Bank"), a national bank, was founded in 1863 and is the largest bank and trust organization of StarBanc Corporation. Star Bank had an asset base of $10.09 billion as of December 31, 1996.

                         Star Bank's expertise in trust administration, investments, and estate planning ranks it among the most predominant trust institutions in Ohio, with assets of $30.24 billion as of December 31, 1996.

                         Star Bank has managed commingled funds since 1957. As of December 31, 1996, it manages three common trust funds and collective investment funds having a market value in excess of $65.9 million.

                         The officers and directors of the Star Bank any other business, profession, vocation, or employment of a substantial nature in which each such officer and director is or has been engaged during the past two years, is set forth below. Unless otherwise noted, the position listed under "Other Business, Profession, Vocation or Employment" is with Star Bank.


     3. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 1 to the Registration Statement on Form N-1A filed July 26, 1989. (File Nos. 33-26915 and 811-5762)



         (b)
                                                                  Other Substantial
                                    Position with                 Business, Profession,
      Name                           the Adviser                  Vocation or Employment

Jerry A. Grundhofer        Chairman, President and                    Traditional
                           Chief Executive Officer                    Interiors

David M. Moffett           Executive Vice President                   N/A

Richard K. Davis           Executive Vice President                   N/A

Joseph A. Campanella       Executive Vice President                   N/A

Thomas J. Lakin            Executive Vice President                   N/A

Timothy J. Fogarty         Executive Vice President                   N/A

Wayne J. Shircliff         Executive Vice President                   N/A

Daniel B. Benhase          Executive Vice President                   N/A

Daniel R. Noe              Executive Vice President                   N/A

Jerome C. Kohlhepp         Executive Vice President                   N/A

Stephen E. Smith           Executive Vice President                   S. E. Smith
                          and Company

S. Kay Geiger              Executive Vice President                   Global Access
                        Marketing, Inc.

Andrew E. Randall          Executive Vice President                   N/A

J. R. Bridgeland, Jr.      Director                                   Taft, Stetinius & Hollister

L. L. Browning, Jr.        Director                                   N/A

V. B. Buyniski             Director                                   United Medical
                                                         Resources, Inc.
                                                                      Mt. Auburn   Partnership,
                                                         American     Operations   Management, NCG
                                                         and Schmidt  Marble

Samuel M. Cassidy          Director                                   Cassidy and  Cassidy, Ltd.
                                                         d/b/a Cave   Spring Farm

Raymond R. Clark            Director                                 N/A

V. Anderson Coombe         Director                                   Wm. Powell   Company


John C. Dannemiller        Director                                   Bearings, Inc.

Jerry A. Grundhofer        Director                                   Traditional  Interiors


                                                         Other Substantial
                           Position with                 Business, Profession,
      Name                  the Adviser                  Vocation or Employment


J. P. Harrington, S.C.     Director                      N/A

J. P. Hayden, Jr.          Director                      The Midland Company, American Family Home
                       Insurance Co., American Modern Home
                            Insurance Co.

Roger L. Howe                 Director                       U.S. Precision Lens, Inc.

T. J. Klinedinst, Jr.         Director                       Thomas E. Wood, Inc., Ohio Cap Insurance
                                                             Co., Ltd., The Tomba Co., Ltd.

Chares S. Mechem, Jr.         Director                       N/A

Daniel J. Meyer               Director                       Cincinnati Milacron, Inc.

David B. O'Maley              Director                       Ohio National Life Insurance Co.

O. M. Owens, M.D.,            Director                       O'dell M. Owens, M.D., Inc., Moreno Food,
                     MKO Investment, Seven Hills Lab, Graphi
                                     Action.

Thomas E. Petry              Director                       Eagle-Picher Industries, Inc.

William C. Portman           Director                       Portman Equipment Company

Oliver W. Waddell            Director                       N/A


Item 29.          Principal Underwriters:

(a) 111 Corcoran Funds; Arrow Funds; Automated Government Money Trust; BayFunds; Blanchard Funds; Blanchard Precious Metals Fund, Inc.; Cash Trust Series II; Cash Trust Series, Inc.; DG Investor Series; Edward D. Jones & Co. Daily Passport Cash Trust; Federated Adjustable Rate U.S. Government Fund, Inc.; Federated American Leaders Fund, Inc.; Federated ARMs Fund; Federated Equity Funds; Federated Equity Income Fund, Inc.; Federated Fund for U.S. Government Securities, Inc.; Federated GNMA Trust; Federated Government Income Securities, Inc.; Federated Government Trust; Federated High Income Bond Fund, Inc.; Federated High Yield Trust; Federated Income Securities Trust; Federated Income Trust; Federated Index Trust; Federated Institutional Trust; Federated Insurance Series; Federated Investment Portfolios; Federated Investment Trust; Federated Master Trust; Federated Municipal Opportunities Fund, Inc.; Federated Municipal Securities Fund, Inc.; Federated Municipal Trust; Federated Short-Term Municipal Trust; Federated Short-Term U.S. Government Trust; Federated Stock and Bond Fund, Inc.; Federated Stock Trust; Federated Tax-Free Trust; Federated Total Return Series, Inc.; Federated U.S. Government Bond Fund; Federated U.S. Government Securities Fund: 1-3 Years; Federated U.S. Government Securities
Fund: 2-5 Years; Federated U.S. Government Securities Fund: 5-10 Years; Federated Utility Fund, Inc.; First Priority Funds; Fixed Income Securities, Inc.; High Yield Cash Trust; Independence One Mutual Funds; Intermediate Municipal Trust; International Series, Inc.; Investment Series Funds, Inc.; Investment Series Trust; Liberty U.S. Government Money Market Trust; Liquid Cash Trust; Managed Series Trust; Marshall Funds, Inc.; Money Market Management, Inc.; Money Market Obligations Trust; Money Market Trust; Municipal Securities Income Trust; Newpoint Funds; Peachtree Funds; RIMCO Monument Funds; SouthTrust Vulcan Funds; Star Funds; Targeted Duration Trust; Tax-Free Instruments Trust; The Biltmore Funds; The Biltmore Municipal Funds; The Monitor Funds; The Planters Funds; The Starburst Funds; The Starburst Funds II; The Virtus Funds; Tower Mutual Funds; Trust for Financial Institutions; Trust for Government Cash Reserves; Trust for Short-Term U.S. Government Securities; Trust for U.S. Treasury Obligations; Vision Group of Funds, Inc.; Wesmark Funds; and World Investment Series, Inc.

     Federated Securities Corp. also acts as principal underwriter for the following closed-end investment company: Liberty Term Trust, Inc.- 1999.


                  b)

              (1)                            (2)                               (3)
Name and Principal                Positions and Offices              Positions and Offices
 Business Address                    With Underwriter                  With Registrant

Richard B. Fisher                 Director, Chairman, Chief          Federated Investors Tower
Executive Officer, Chief
Pittsburgh, PA 15222-3779         Operating Officer, Asst.
                                  Secretary, and Asst.
                                  Treasurer, Federated
                                  Securities Corp.

Edward C. Gonzales                Director, Executive Vice              President,
Federated Investors Tower         President, Federated,                 Treasurer and
Pittsburgh, PA 15222-3779         Securities Corp.                      Trustee (Principal
Financial and                     Accounting Officer)

Thomas R. Donahue                 Director, Assistant Secretary,
Federated Investors Tower         Assistant Treasurer
Pittsburgh, PA 15222-3779         Federated Securities Corp

John B. Fisher                    President-Institutional Sales,        --
Federated Investors Tower         Federated Securities Corp.
Pittsburgh, PA 15222-3779

James F. Getz                     President-Broker/Dealer,                      --
Federated Investors Tower         Federated Securities Corp.
Pittsburgh, PA 15222-3779

Mark R. Gensheimer                Executive Vice President of                   --
Federated Investors Tower         Bank/Trust, Federated
Pittsburgh, PA 15222-3779         Securities Corp.

Mark W. Bloss                     Senior Vice President,                        --
Federated Investors Tower         Federated Securities Corp.
Pittsburgh, PA 15222-3779

Richard W. Boyd                   Senior Vice President,                        --
Federated Investors Tower         Federated Securities Corp.
Pittsburgh, PA 15222-3779

Theodore Fadool, Jr.              Senior Vice President,                        --
Federated Investors Tower         Federated Securities Corp.
Pittsburgh, PA 15222-3779

Bryant R. Fisher                  Senior Vice President,                        --
Federated Investors Tower         Federated Securities Corp.
Pittsburgh, PA 15222-3779

Christopher T. Fives              Senior Vice President,                        --
Federated Investors Tower         Federated Securities Corp.
Pittsburgh, PA 15222-3779

James S. Hamilton                 Senior Vice President,                        --
Federated Investors Tower         Federated Securities Corp.
Pittsburgh, PA 15222-3779


James M. Heaton                   Senior Vice President,                        --
Federated Investors Tower         Federated Securities Corp.
Pittsburgh, PA 15222-3779




              (1)                            (2)                               (3)
Name and Principal                Positions and Offices              Positions and Offices
 Business Address                    With Underwriter                  With Registrant

Keith Nixon                       Senior Vice President,                        --
Federated Investors Tower         Federated Securities Corp.
Pittsburgh, PA 15222-3779

Solon A. Person, IV               Senior Vice President,                        --
Federated Investors Tower         Federated Securities Corp.
Pittsburgh, PA 15222-3779

Timothy C. Pillion                Senior Vice President,                        --
Federated Investors Tower         Federated Securities Corp.
Pittsburgh, PA 15222-3779

Thomas E. Territ                  Senior Vice President,                        --
Federated Investors Tower         Federated Securities Corp.
Pittsburgh, PA 15222-3779

John B. Bohnet                    Vice President,                               --
Federated Investors Tower         Federated Securities Corp.
Pittsburgh, PA 15222-3779

Byron F. Bowman                   Vice President, Secretary,                    --
Federated Investors Tower         Federated Securities Corp.
Pittsburgh, PA 15222-3779

Jane E. Broeren-Lambesis          Vice President,                               --
Federated Investors Tower         Federated Securities Corp.
Pittsburgh, PA 15222-3779

Dale R. Browne                    Vice President,                               --
Federated Investors Tower         Federated Securities Corp.
Pittsburgh, PA 15222-3779

Mary J. Combs                     Vice President,                               --
Federated Investors Tower         Federated Securities Corp.
Pittsburgh, PA 15222-3779

R. Edmond Connell, Jr.            Vice President,                               --
Federated Investors Tower         Federated Securities Corp.
Pittsburgh, PA 15222-3779

R. Leonard Corton, Jr.            Vice President,                               --
Federated Investors Tower         Federated Securities Corp.
Pittsburgh, PA 15222-3779

Kevin J. Crenny                   Vice President,                               --
Federated Investors Tower         Federated Securities Corp.
Pittsburgh, PA 15222-3779

Daniel T. Culbertson              Vice President,                               --
Federated Investors Tower         Federated Securities Corp.
Pittsburgh, PA 15222-3779

G. Michael Cullen                 Vice President,                               --
Federated Investors Tower         Federated Securites Corp.
Pittsburgh, PA 15222-3779

Laura M. Deger                    Vice President,                               --
Federated Investors Tower         Federated Securities Corp.
Pittsburgh, PA 15222-3779




              (1)                            (2)                               (3)
Name and Principal                Positions and Offices              Positions and Offices
 Business Address                    With Underwriter                  With Registrant


Jill Ehrenfeld                    Vice President,                               --
Federated Investors Tower         Federated Securities Corp.
Pittsburgh, PA 15222-3779

Mark D. Fisher                    Vice President,                               --
Federated Investors Tower         Federated Securities Corp.
Pittsburgh, PA 15222-3779

Joseph D. Gibbons                 Vice President,                               --
Federated Investors Tower         Federated Securities Corp.
Pittsburgh, PA 15222-3779

John K. Goettlicher               Vice President,                               --
Federated Investors Tower         Federated Securities Corp.
Pittsburgh, PA 15222-3779

Craig S. Gonzales                 Vice President,                               --
Federated Investors Tower         Federated Securities Corp.
Pittsburgh, PA 15222-3779

Richard C. Gonzales               Vice President,                               --
Federated Investors Tower         Federated Securities Corp.
Pittsburgh, PA 15222-3779

James E. Hickey                   Vice President,                               --
Federated Investors Tower         Federated Securities Corp.
Pittsburgh, PA 15222-3779

H. Joseph Kennedy                 Vice President,                               --
Federated Investors Tower         Federated Securities Corp.
Pittsburgh, PA 15222-3779

Steven A. La Versa                Vice President,                               --
Federated Investors Tower         Federated Securities Corp.
Pittsburgh, PA 15222-3779

Mark J. Miehl                     Vice President,                               --
Federated Investors Tower         Federated Securities Corp.
Pittsburgh, PA 15222-3779

Richard C. Mihm                   Vice President,                               --
Federated Investors Tower         Federated Securities Corp.
Pittsburgh, PA 15222-3779

J. Michael Miller                 Vice President,                               --
Federated Investors Tower         Federated Securities Corp.
Pittsburgh, PA 15222-3779

Michael P. O'Brien                Vice President,                               --
Federated Investors Tower         Federated Securities Corp.
Pittsburgh, PA 15222-3779

Robert D. Oehlschlager            Vice President,                               --
Federated Investors Tower         Federated Securities Corp.
Pittsburgh, PA 15222-3779

Thomas A. Peters III              Vice President,                               --
Federated Investors Tower         Federated Securities Corp.
Pittsburgh, PA 15222-3779




              (1)                            (2)                               (3)
Name and Principal                Positions and Offices              Positions and Offices
 Business Address                    With Underwriter                  With Registrant

Robert F. Phillips                Vice President,                               --
Federated Investors Tower         Federated Securities Corp.
Pittsburgh, PA 15222-3779

Eugene B. Reed                    Vice President,                               --
Federated Investors Tower         Federated Securities Corp.
Pittsburgh, PA 15222-3779

Paul V. Riordan                   Vice President,                               --
Federated Investors Tower         Federated Securities Corp.
Pittsburgh, PA 15222-3779

Edward L. Smith                   Vice President,                               --
Federated Investors Tower         Federated Securities Corp.
Pittsburgh, PA 15222-3779

David W. Spears                   Vice President,                               --
Federated Investors Tower         Federated Securities Corp.
Pittsburgh, PA 15222-3779

Jeffrey A. Stewart                Vice President,                               --
Federated Investors Tower         Federated Securities Corp.
Pittsburgh, PA 15222-3779

Richard Suder                     Vice President,                               --
Federated Investors Tower         Federated Securities Corp.
Pittsburgh, PA 15222-3779

Jamie M. Teschner                 Vice President,                               --
Federated Investors Tower         Federated Securities Corp.
Pittsburgh, PA 15222-3779

William C. Tustin                 Vice President,                               --
Federated Investors Tower         Federated Securities Corp.
Pittsburgh, PA 15222-3779

Paul A. Uhlman                    Vice President,                               --
Federated Investors Tower         Federated Securities Corp.
Pittsburgh, PA 15222-3779

Miles J. Wallace                  Vice President,                               --
Federated Investors Tower         Federated Securities Corp.
Pittsburgh, PA 15222-3779

Richard B. Watts                  Vice President,                               --
Federated Investors Tower         Federated Securities Corp.
Pittsburgh, PA 15222-3779

Edward J. Wojnarowski             Vice President,                               --
Federated Investors Tower         Federated Securities Corp.
Pittsburgh, PA 15222-3779

Michael P. Wolff                  Vice President,                               --
Federated Investors Tower         Federated Securities Corp.
Pittsburgh, PA 15222-3779

Edward R. Bozek                   Assistant Vice President,                     --
Federated Investors Tower         Federated Securities Corp.
Pittsburgh, PA 15222-3779




              (1)                            (2)                               (3)
Name and Principal                Positions and Offices              Positions and Offices
 Business Address                    With Underwriter                  With Registrant

Charlene H. Jennings              Assistant Vice President,                     --
Federated Investors Tower         Federated Securities Corp.
Pittsburgh, PA 15222-3779

J. Timothy Radcliff               Assistant Vice President,                     --
Federated Investors Tower         Federated Securities Corp.
Pittsburgh, PA 15222-3779

Denis McAuley  Treasurer,                                                --
Federated Investors Tower         Federated Securities Corp.
Pittsburgh, PA 15222-3779

Leslie K. Platt                   Assistant Secretary,                          --
Federated Investors Tower         Federated Securities Corp.
Pittsburgh, PA 15222-3779


(c)  Not applicable.

Item 30.          Location of Accounts and Records:

         All accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 through 31a-3 promulgated thereunder are maintained at one of the following locations:

         Star Funds                           Federated Investors Tower
                                              Pittsburgh, PA  15222-3779

         Federated Shareholder Services       Federated Investors Tower
         Company("Transfer Agent,             Pittsburgh, PA  15222-3779
         Dividend Disbursing Agent
         and Portfolio Recordkeeper")

         Federated Administrative             Federated Investors Tower
         Services                             Pittsburgh, PA  15222-3779
         ("Administrator")

         Star Bank, N.A.                      425 Walnut Street
         ("Adviser")                          Cincinnati, OH  45202

         Star Bank, N.A.                      425 Walnut Street
         ("Custodian")                        Cincinnati, OH  45202

Item 31.          Management Services:  Not applicable.

Item 32.          Undertakings:

                  Registrant  hereby undertakes to comply with the provisions of
                  Section 16(c) of the 1940 Act with respect to the removal of Trustees and the calling of special shareholder meetings by shareholders.

                  Registrant hereby undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders, upon request and without charge.

                                                    SIGNATURES
      Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, STAR FUNDS, certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Pittsburgh and Commonwealth of Pennsylvania, on the 30th day of June, 1997.

                                                    STAR FUNDS

                           BY: /s/ C. Grant Anderson
                           C. Grant Anderson, Secretary
                           Attorney in Fact for Edward C. Gonzales
                           June 30, 1997

      Pursuant to the requirements of the Securities Act of 1933, this Amendment to its Registration Statement has been signed below by the following person in the capacity and on the date indicated:

      NAME                                           TITLE               DATE

By:   /s/C. Grant Anderson
      C. Grant Anderson                        Attorney In Fact    June 30, 1997
      SECRETARY                                For the Persons
                                               Listed Below

      NAME                                           TITLE

Edward C. Gonzales*                            President, Treasurer and Trustee
                                                 (Principal Financial and
                                                 Accounting Officer)

Thomas L. Conlan, Jr.*                         Trustee

Dr. Alfred Gottschalk*                         Trustee

Dr. Robert J. Hill*                            Trustee

William H. Zimmer, III*                        Trustee

Dawn M. Hornback*                              Trustee

Lawrence M. Turner*                            Trustee



* By Power of Attorney